UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

215-330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a)

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report www.strivefunds.com/stxd

This annual shareholder report contains important information about the Strive 1000 Dividend Growth ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxd. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$33	0.35%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Dividend Growth ETF - NAV	12.13%	15.49%
Bloomberg US 1000 Dividend Growth Index	12.53%	15.92%
Bloomberg US 1000 Index	15.45%	22.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxd for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth-tilted U.S. large- and mid-cap stocks with a history of consistently growing dividends rose strongly during the reporting period, though they trailed the stronger returns of growth-tilted companies favored by investors during the period. Companies in the financials sector benefited from interest rates that remained high relative to recent years which boosted net interest income for regional banks, while insurance stocks also gained. The technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The health care sector detracted from returns as the changing regulatory environment impacted large pharmaceutical companies as well as companies in the managed care industry that rely heavily on government programs.

Fund Name: Strive 1000 Dividend Growth ETF Ticker: STXD Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report www.strivefunds.com/stxd

KEY FUND STATISTICS (as of Period End)
Net Assets	$52,081,909	Portfolio Turnover Rate*	18%
# of Portfolio Holdings	203	Advisory Fees Paid	$154,620
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	25.4%
Financials	25.2%
Health Care	14.7%
Industrials	14.0%
Consumer Staples	7.1%
Consumer Discretionary	6.6%
Materials	3.0%
Real Estate	2.2%
Utilities	1.6%
Energy	0.1%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Broadcom, Inc.	6.9%
Microsoft Corp.	6.0%
JPMorgan Chase & Co.	4.8%
Eli Lilly & Co.	4.0%
Visa, Inc. - Class A	3.7%
Mastercard, Inc. - Class A	2.7%
Costco Wholesale Corp.	2.6%
Procter & Gamble Co.	2.2%
Home Depot, Inc.	2.2%
Oracle Corp.	2.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxd or by calling (215) 330-4476.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxd. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxg

This annual shareholder report contains important information about the Strive 1000 Growth ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxg. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$18	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Growth ETF - NAV	16.26%	27.70%
Bloomberg US 1000 Growth Index	16.50%	27.95%
Bloomberg US 1000 Index	15.45%	22.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxg for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Growth-tilted U.S. large- and mid-cap stocks rose strongly during the reporting period. Companies in the technology sector, particularly those in the semiconductor industry, benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. In the communication sector, media and entertainment stocks contributed, as the industry realized benefits of AI for advertising. The energy and health care sectors detracted modestly during the period.

Fund Name: Strive 1000 Growth ETF Ticker: STXG Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxg

KEY FUND STATISTICS (as of Period End)
Net Assets	$129,629,353	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	697	Advisory Fees Paid	$175,009
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	40.7%
Consumer Discretionary	12.2%
Communication Services	11.3%
Financials	10.7%
Industrials	9.5%
Health Care	7.4%
Consumer Staples	3.8%
Real Estate	1.5%
Materials	1.5%
Utilities	0.6%
Energy	0.5%
Cash and Cash Equivalents	0.3%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	9.0%
Microsoft Corp.	8.9%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc. - Class A	3.9%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc. - Class C	2.0%
Eli Lilly & Co.	1.6%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxg or by calling (215) 330-4476.

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxg. You can also request information by calling (215) 330-4476.

Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxv

This annual shareholder report contains important information about the Strive 1000 Value ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxv. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive 1000 Value ETF - NAV	12.41%	11.81%
Bloomberg US 1000 Value Index	12.60%	12.02%
Bloomberg US 1000 Index	15.45%	22.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Value tilted U.S. large- and mid-cap stocks rose strongly during the reporting period though value-tilted stocks trailed the stronger returns of growth-tilted companies favored by investors during the period. Companies in the financials sector benefited from interest rates that remained high relative to recent years, which boosted net interest income. The energy sector was also a notable detractor amid the expected production increase amid slowing energy demand in major economies. Both the consumer discretionary and materials sectors struggled with trade uncertainty and the impacts of tariffs.

Fund Name: Strive 1000 Value ETF Ticker: STXV Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxv

KEY FUND STATISTICS (as of Period End)
Net Assets	$62,250,734	Portfolio Turnover Rate*	17%
# of Portfolio Holdings	702	Advisory Fees Paid	$101,016
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	22.5%
Health Care	14.6%
Energy	9.9%
Consumer Staples	9.5%
Industrials	9.2%
Information Technology	8.4%
Utilities	6.9%
Consumer Discretionary	5.8%
Communication Services	5.2%
Real Estate	4.1%
Materials	3.7%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	3.0%
Johnson & Johnson	2.4%
Bank of America Corp.	2.0%
Philip Morris International, Inc.	1.6%
International Business Machines Corp.	1.5%
Chevron Corp.	1.5%
AT&T, Inc.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.1%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxv or by calling (215) 330-4476.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/strv

This annual shareholder report contains important information about the Strive 500 ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/strv. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$5	0.05%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/14/2022)
Strive 500 ETF - NAV	15.76%	19.64%
Bloomberg 500 Index/Solactive GBS United States 500 Index	15.85%	19.72%
Bloomberg 500 Index	15.85%	19.70%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg 500 Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index. Visit www.strivefunds.com/strv for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large-cap stocks rose strongly during the reporting period. The technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. Companies in the financials sector benefited from interest rates that remain high relative to recent years which boosted net interest income. In the communication sector, media and entertainment stocks contributed, as the industry realized benefits of AI for advertising. The energy and health care sectors detracted modestly during the period.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive 500 ETF Ticker: STRV Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/strv

KEY FUND STATISTICS (as of Period End)
Net Assets	$923,505,228	Portfolio Turnover Rate*	2%
# of Portfolio Holdings	505	Advisory Fees Paid	$375,308
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	33.4%
Financials	13.8%
Consumer Discretionary	10.3%
Communication Services	10.1%
Health Care	9.4%
Industrials	8.6%
Consumer Staples	5.3%
Energy	3.0%
Utilities	2.2%
Real Estate	2.0%
Materials	1.8%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.0%
Microsoft Corp.	7.0%
Apple, Inc.	5.7%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc. - Class A	3.1%
Broadcom, Inc.	2.4%
Alphabet, Inc. - Class A	1.9%
Tesla, Inc.	1.7%
Alphabet, Inc. - Class C	1.6%
JPMorgan Chase & Co.	1.5%

Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/strv or by calling (215) 330-4476.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/strv. You can also request information by calling (215) 330-4476.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxe

This annual shareholder report contains important information about the Strive Emerging Markets Ex-China ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxe. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$30	0.32%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (1/30/2023)
Strive Emerging Markets Ex-China ETF - NAV	8.72%	11.53%
Bloomberg Emerging Markets Ex-China Large & Mid-Cap Index	9.53%	12.93%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxe for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks in the emerging market countries, excluding China, increased during the reporting period, led by equity returns in Taiwan and South Africa. Taiwanese equities were driven primarily by the technology sector, while returns in South Africa were distributed broadly across the sectors represented in the portfolio. South Korean technology detracted as did Indonesian financials. Equities in Chile and Turkey also detracted slightly from total returns.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive Emerging Markets Ex-China ETF Ticker: STXE Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxe

KEY FUND STATISTICS (as of Period End)
Net Assets	$99,300,828	Portfolio Turnover Rate*	21%
# of Portfolio Holdings	238	Advisory Fees Paid	$284,644
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	30.4%
Information Technology	29.8%
Materials	6.9%
Industrials	5.8%
Consumer Discretionary	5.4%
Energy	5.4%
Communication Services	5.4%
Consumer Staples	4.8%
Utilities	2.8%
Health Care	2.6%
Real Estate	0.7%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
India	29.8%
Taiwan	22.6%
South Korea	14.2%
Saudi Arabia	7.1%
Brazil	5.9%
South Africa	4.2%
Mexico	3.3%
United Arab Emirates	2.1%
Indonesia	1.9%
Thailand	1.8%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxe or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxe. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/buxx

This annual shareholder report contains important information about the Strive Enhanced Income Short Maturity ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/buxx. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$23	0.25%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (8/9/2023)
Strive Enhanced Income Short Maturity ETF - NAV	5.84%	6.20%
Bloomberg US Treasury Bill Index	4.77%	5.10%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/buxx for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides exposure to short-term investment grade assets in structured credit and investment grade corporate sectors to provide durable enhanced yield and outperformance over a full market cycle. The Fund’s return was positively impacted by interest rates declining over the period.

The Fund’s allocations to asset-backed securities (ABS), investment-grade corporate bonds, and agency commercial mortgage-backed securities were the most significant drivers of positive performance, while exposure to collateralized loan obligations (CLOs), non-agency residential mortgage-backed securities, and Treasuries were smaller positive contributions to overall performance. ABS was the most significant contributor to positive performance, specifically with income generation coming from an overweight to short-duration consumer and auto credits that benefited from the attractive higher yields on the front end of the yield curve. The Fund’s higher yield profile, duration, and tighter spreads all contributed to relative outperformance versus the benchmark. The Fund’s allocations to Treasuries and CLOs led to less relative outperformance versus other fixed income sectors like securitized credit that had higher total returns during the period.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Enhanced Income Short Maturity ETF Ticker: BUXX Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/buxx

KEY FUND STATISTICS (as of Period End)
Net Assets	$315,185,367	Portfolio Turnover Rate*	54%
# of Portfolio Holdings	303	Advisory Fees Paid	$454,013
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING (as a % of Net Assets)
Asset-Backed Securities	28.4%
Corporate Bonds	26.4%
Collateralized Mortgage Obligations	18.9%
Collateralized Loan Obligations	15.5%
Cash and Cash Equivalents	5.0%
Mortgage-Backed Securities	3.0%
U.S. Treasury Bills	2.8%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/buxx or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/buxx. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxi

This annual shareholder report contains important information about the Strive International Developed Markets ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxi. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$28	0.29%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
	One Year	Since Inception (6/25/2024)
Strive International Developed Markets ETF - NAV	17.40%	16.36%
Bloomberg Developed Markets Ex US Large & Mid Cap Index	18.99%	18.06%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxi for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
Stocks rose strongly in the developed markets outside of the U.S. during the reporting period. German industrials and financials contributed positively, as did the financials sector in Canada and the U.K. Canada’s central bank and the Bank of England increased rates multiple times in the reporting period This widened margins for banks and insurers, pushing profits higher. The largest detractor was the health care sector in Denmark, as global competition and regulatory shift weighted on performance.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive International Developed Markets ETF Ticker: STXI Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxi

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,606,874	Portfolio Turnover Rate*	12%
# of Portfolio Holdings	251	Advisory Fees Paid	$41,440
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	28.9%
Industrials	17.7%
Health Care	10.5%
Consumer Discretionary	8.5%
Information Technology	8.9%
Consumer Staples	7.0%
Materials	5.7%
Energy	4.7%
Communication Services	3.9%
Utilities	3.1%
Real Estate	0.6%
Cash and Cash Equivalents	0.5%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
Japan	17.5%
United Kingdom	14.0%
Canada	11.9%
France	11.7%
Germany	10.2%
Switzerland	9.5%
Australia	5.7%
Netherlands	4.4%
Spain	2.9%
Italy	2.7%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxi or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxi. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxm

This Annual Shareholder Report contains important information about the Strive Mid-Cap ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can https://www.strivefunds.com/stxm. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$17	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
	One Year	Since Inception (4/10/2024)
Strive Mid-Cap ETF - NAV	11.29%	7.59%
Bloomberg US 400 Index	11.43%	7.88%
Bloomberg US 1000 Index	15.45%	17.49%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxm for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. Mid Cap stocks rose strongly during the reporting period. Companies in the financials sector benefited from interest rates that remained high relative to recent years which boosted net interest income for regional banks, while insurance stocks also gained. The technology sector benefited from increased demand due to the rapid advancements in artificial intelligence (AI) technology, demand for specialized chips, and increased computing power. The energy and health care sectors detracted modestly during the period.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive Mid-Cap ETF Ticker: STXM Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxm

KEY FUND STATISTICS (as of Period End)
Net Assets	$17,154,117	Portfolio Turnover Rate*	24%
# of Portfolio Holdings	391	Advisory Fees Paid	$24,124
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.2%
Financials	15.8%
Information Technology	13.8%
Consumer Discretionary	12.9%
Health Care	9.1%
Real Estate	6.8%
Consumer Staples	5.5%
Materials	5.4%
Utilities	3.1%
Energy	2.7%
Communication Services	2.5%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NRG Energy, Inc.	0.9%
International Paper Co.	0.7%
EMCOR Group, Inc.	0.7%
Jabil, Inc.	0.6%
AerCap Holdings NV	0.6%
CyberArk Software Ltd.	0.6%
Nutanix, Inc. - Class A	0.6%
Guidewire Software, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Flex Ltd.	0.5%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxm or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxm. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/ftwo

This annual shareholder report contains important information about the Strive Natural Resources and Security ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/ftwo. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$50	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
	One Year	Since Inception (8/30/2023)
Strive Natural Resources and Security ETF - NAV	28.36%	22.49%
Bloomberg FAANG 2.0 Select Index	29.08%	23.16%
Bloomberg US 1000 Index	15.45%	20.44%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit www.strivefunds.com/ftwo for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
North American stocks in the natural resources and security industries saw remarkable returns over the reporting period. Industries seen as traditional inflation hedges and beneficiaries of deglobalization generated strong positive returns during the year. Companies in the nuclear energy industry benefited from the market’s expectation for significant demand growth as advances in artificial intelligence (AI) technology require large amounts of reliable energy, as well as policy shifts and deregulation that make the industry more desirable for future growth. Additionally, gold and precious metals benefited from trade uncertainty as battery manufacturers try to source more raw materials in North America. Aerospace and defense benefited from increased geopolitical uncertainty surrounding Russia, China, and Iran throughout the year. Companies in the agriculture sector outperformed due to a convergence of technology adoption and broader structural shifts in inflation and trade uncertainly that benefited North America. The only sector in this fund that underperformed was fuel, which detracted amid a volatile year of increased production and weakening demand.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Natural Resources and Security ETF Ticker: FTWO Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/ftwo

KEY FUND STATISTICS (as of Period End)
Net Assets	$35,652,251	Portfolio Turnover Rate*	21%
# of Portfolio Holdings	51	Advisory Fees Paid	$117,333
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	32.5%
Materials	27.4%
Energy	25.0%
Utilities	14.4%
Consumer Staples	0.6%
Cash & Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Constellation Energy Corp.	13.6%
Deere & Co.	8.8%
Exxon Mobil Corp.	7.0%
General Electric Co.	4.6%
Cameco Corp.	4.3%
Newmont Corp.	3.6%
Chevron Corp.	3.5%
Corteva, Inc.	3.5%
Freeport-McMoRan, Inc.	3.4%
RTX Corp.	3.4%
Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/ftwo or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/ftwo. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxk

This annual shareholder report contains important information about the Strive Small-Cap ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxk. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$16	0.18%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (11/9/2022)
Strive Small-Cap ETF - NAV	6.46%	10.36%
Bloomberg US 600 Index/Bloomberg US 2000 Index	6.69%	10.55%
Bloomberg US 1000 Index	15.45%	22.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg US 2000 Index. Performance shown for the Bloomberg US 600 Index/Bloomberg US 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg US 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg US 600 Index. Visit www.strivefunds.com/stxk for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. Small Cap stocks rose modestly during the period. Companies in the financials sector benefited from interest rates that remained high relative to recent years which boosted net interest income for regional banks, while insurance stocks also gained. The energy sector was also a notable detractor amid the expected production increase amid slowing energy demand in major economies. Both the energy and materials sectors struggled with trade uncertainty and the impacts of tariffs. The health care sector also detracted broadly from performance.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Small-Cap ETF Ticker: STXK Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxk

KEY FUND STATISTICS (as of Period End)
Net Assets	$60,701,238	Portfolio Turnover Rate*	32%
# of Portfolio Holdings	593	Advisory Fees Paid	$93,798
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Financials	17.7%
Industrials	17.7%
Information Technology	13.5%
Consumer Discretionary	12.5%
Health Care	11.1%
Real Estate	7.4%
Materials	4.9%
Energy	4.5%
Utilities	4.5%
Communication Services	3.1%
Consumer Staples	2.9%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Nebius Group NV	0.5%
AeroVironment, Inc.	0.4%
AST SpaceMobile, Inc.	0.4%
Celsius Holdings, Inc.	0.4%
NEXTracker, Inc. - Class A	0.4%
National Fuel Gas Co.	0.4%
Oshkosh Corp.	0.4%
Five Below, Inc.	0.4%
Kratos Defense & Security Solutions, Inc.	0.4%
Dycom Industries, Inc.	0.4%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxk or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxk. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxt

This annual shareholder report contains important information about the Strive Total Return Bond ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/stxt. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$46	0.49%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

CUMULATIVE TOTAL RETURNS
	One Year	Since Inception (8/9/2023)
Strive Total Return Bond ETF - NAV	6.26%	5.58%
Bloomberg U.S. Aggregate Bond Index	6.08%	4.85%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.strivefunds.com/stxt for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund provides actively managed core fixed income exposure with a tactical allocation to structured credit and high-yield corporates. The Fund’s return was positively impacted by interest rates declining over the period.

The Fund’s allocation to agency residential mortgage-backed securities (RMBS), asset-backed securities, and investment-grade corporate sectors were the most significant drivers of positive performance, while collateralized loan obligations, corporate bonds and convertibles were smaller positive contributors to overall performance. The Fund’s allocation to agency RMBS was the largest contributor to positive performance given its largest weighting in the portfolio, duration positioning, and an overweight to higher-coupon agency RMBS. The use of treasury futures to increase the Fund’s duration in line with the Bloomberg U.S. Aggregate Bond Index also increased performance with a move lower in treasury rates during the period.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive Total Return Bond ETF Ticker: STXT Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/stxt

KEY FUND STATISTICS (as of Period End)
Net Assets	$129,398,967	Portfolio Turnover Rate*	39%
# of Portfolio Holdings	243	Advisory Fees Paid	$552,225
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Mortgage-Backed Securities	44.0%
Asset-Backed Securities	16.1%
U.S. Treasury Securities	13.7%
Corporate Bonds	10.0%
Collateralized Loan Obligations	7.0%
Collateralized Mortgage Obligations	4.5%
Convertible Bonds	1.4%
Cash and Cash Equivalents	3.3%

Material Fund Changes

This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/stxt or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/stxt. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/drll

This annual shareholder report contains important information about the Strive U.S. Energy ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/drll. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$36	0.41%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (8/8/2022)
Strive U.S. Energy ETF - NAV	(6.62)%	5.77%
Bloomberg US Energy Select Index/ Solactive United States Energy Regulated Capped Index	(6.30)%	6.16%
Bloomberg US 1000 Index	15.45%	16.36%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg US Energy Select Index. Visit www.strivefunds.com/drll for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
U.S. large- and mid-cap energy stocks fell in the reporting period amid a volatile year for the energy sector. Energy stocks faced several headwinds throughout the year. The oil and gas environment was marked by significant volatility as the U.S. and other oil exporting countries announced production increases amid slowing energy demand in major economies and trade uncertainty. The largest detractors were companies within the oil and gas exploration and products industry. These firms were pressured by falling crude prices, which reduced profit margins and investor confidence. Integrated oil companies didn’t fare much better as they dealt with volatile macroeconomic conditions and lower margins on refined oil products.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive U.S. Energy ETF Ticker: DRLL Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/drll

KEY FUND STATISTICS (as of Period End)
Net Assets	$261,916,756	Portfolio Turnover Rate*	8%
# of Portfolio Holdings	39	Advisory Fees Paid	$1,133,771
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Integrated Oil & Gas	46.0%
Oil & Gas Exploration & Production	38.6%
Oil & Gas Refining & Marketing	14.5%
Automotive Retail	0.8%
Real Estate	0.1%

Top 10 Holdings (as a % of Net Assets)
Exxon Mobil Corp.	22.5%
Chevron Corp.	20.5%
EOG Resources, Inc.	4.7%
Phillips 66	4.6%
Marathon Petroleum Corp	4.6%
ConocoPhillips	4.5%
Valero Energy Corp	4.4%
Hess Corp	4.1%
EQT Corp	3.6%
Occidental Petroleum Corp	3.0%
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/drll or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/drll. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/shoc

This annual shareholder report contains important information about the Strive U.S. Semiconductor ETF (the “Fund”) for the period of August 1, 2024 to June 30, 2025 (the “Period”). You can find additional information about the Fund at https://www.strivefunds.com/shoc. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$39	0.40%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (10/5/2022)
Strive U.S. Semiconductor ETF - NAV	5.36%	32.30%
Bloomberg US Listed Semiconductors Select Index / Solactive United States Semiconductors 30 Capped Index	5.86%	32.92%
Bloomberg US 1000 Index	15.45%	21.24%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg US Listed Semiconductors Select Index. Visit www.strivefunds.com/shoc for more recent performance information.

Annual Shareholder Report: June 30, 2025

Fund Name: Strive U.S. Semiconductor ETF Ticker: SHOC Listed on: New York Stock Exchange	June 30, 2025 Annual Shareholder Report https://www.strivefunds.com/shoc

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The U.S. listed semiconductor industry saw positive returns over the period. Several leading chipmakers specializing in high-performance hardware designed for artificial intelligence (“AI”) contributed positively during the reporting period. A U.S. dominant manufacturer of graphics processing units optimized for AI workloads benefited amid unprecedented demand. Semiconductors and semiconductor equipment companies were the most significant detractors, partly due to government restrictions on sales to the large Chinese market. Government policy has shifted in favor of selling U.S. semiconductor technology to China since the end of the reporting period on 6/30. While demand for AI chips surged, U.S. semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant headwinds amid trade uncertainly and weakened demand. A semiconductor materials and equipment company in the Netherlands declined as delayed orders from major clients and lingering overcapacity in the semiconductor industry weakened demand for its advanced lithography systems that are essential components in chip manufacturing.

KEY FUND STATISTICS (as of Period End)
Net Assets	$102,954,458	Portfolio Turnover Rate*	25%
# of Portfolio Holdings	31	Advisory Fees Paid	$286,595
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INDUSTRY WEIGHTING (as a % of Net Assets)
Semiconductors	72.9%
Semiconductor Materials & Equipment	18.4%
Application Software	5.5%
Electronic Manufacturing Services	1.7%
Electronic Equipment & Instruments	1.0%
Specialty Chemicals	0.3%
Money Market Funds	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	23.3%
Broadcom, Inc.	18.1%
Advanced Micro Devices Inc	4.9%
ASML Holding NV	4.7%
Micron Technology Inc	4.7%
Applied Materials Inc	4.4%
Texas Instruments Inc	4.3%
Lam Research Corp	4.2%
KLA CORP	4.0%
Analog Devices Inc	4.0%
Material Fund Changes
This is a summary of certain changes to the Fund since August 1, 2024. Effective February 1, 2025, the Fund’s fiscal year end changed from July 31 to June 30. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by October 31, 2025 at www.strivefunds.com/shoc or by calling (215) 330-4476.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://www.strivefunds.com/shoc. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: June 30, 2025

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	STXD		STXG		STXV		STRV
	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024
(a) Audit Fees	$8,750	$8,750	$8,750	$7,250	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$2,250	$2,250	$1,750	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	STXE		BUXX		STXI		STXM
	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024
(a) Audit Fees	$8,750	$8,750	$8,750	$7,250	$8,750	$7,250	$8,750	$7,250
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$2,250	$2,250	$1,750	$2,250	$1,750	$2,250	$1,750
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	FTWO		STXK		STXT		DRLL		SHOC
	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024	FYE 6/30/2025	FYE 7/31/2024
(a) Audit Fees	$8,750	$7,250	$8,750	$7,250	$8,750	$7,250	$8,750	$8,750	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
(c)Tax Fees	$2,250	$1,750	$2,250	$1,750	$2,250	$1,750	$2,250	$2,250	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments
(a)
The accompanying notes are an integral part of these financial statements.
1

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 0.0%(a)
Publishing - 0.0%(a)
New York Times Co. - Class A	483	$27,038

Consumer Discretionary - 6.6%
Broadline Retail - 0.2%
eBay, Inc.	1,478	110,052

Casinos & Gaming - 0.0%(a)
Churchill Downs, Inc.	200	20,200

Consumer Electronics - 0.2%
Garmin Ltd.	479	99,977

Distributors - 0.1%
Pool Corp.	126	36,727

Footwear - 0.5%
NIKE, Inc. - Class B	3,583	254,536

Home Improvement Retail - 2.9%
Home Depot, Inc.	3,069	1,125,218
Lowe's Cos., Inc.	1,745	387,163
		1,512,381
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	378	61,754

Other Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	168	33,232
Tractor Supply Co.	1,648	86,965
		120,197
Restaurants - 2.3%
Domino's Pizza, Inc.	113	50,918
McDonald's Corp.	2,216	647,449
Starbucks Corp.	3,436	314,841
Wingstop, Inc.	94	31,653
Yum! Brands, Inc.	877	129,954
		1,174,815
Specialized Consumer Services - 0.1%
Service Corp. International	438	35,653
Total Consumer Discretionary		3,426,292

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Consumer Staples - 7.1%
Consumer Staples Merchandise Retail - 2.6%
Costco Wholesale Corp.	1,377	$1,363,147

Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	132	3,626
Brown-Forman Corp. - Class B	901	24,246
Constellation Brands, Inc. - Class A	481	78,249
		106,121
Food Retail - 0.1%
Casey's General Stores, Inc.	124	63,274

Household Products - 2.2%
Procter & Gamble Co.	7,237	1,152,999

Packaged Foods & Meats - 0.9%
Hershey Co.	452	75,009
Lamb Weston Holdings, Inc.	421	21,829
Marzetti Co.	54	9,330
McCormick & Co., Inc.	777	58,912
Mondelez International, Inc. - Class A	4,120	277,853
		442,933
Soft Drinks & Non-alcoholic Beverages - 1.1%
PepsiCo, Inc.	4,230	558,529
Total Consumer Staples		3,687,003

Energy - 0.1%
Oil & Gas Exploration & Production - 0.1%
Texas Pacific Land Corp.	60	63,383

Financials - 25.2%(b)
Asset Management & Custody Banks - 2.4%
Ameriprise Financial, Inc.	303	161,720
Ares Management Corp. - Class A	599	103,747
Bank of New York Mellon Corp.	2,227	202,902
Blackrock, Inc.	447	469,015
Hamilton Lane, Inc. - Class A	119	16,912
KKR & Co., Inc.	2,082	276,969
SEI Investments Co.	369	33,158
		1,264,423
Diversified Banks - 6.9%
Bank of America Corp.	21,259	1,005,976
First Citizens BancShares, Inc. - Class A	32	62,607
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Diversified Banks - 6.9% (Continued)
JPMorgan Chase & Co.	8,655	$2,509,171
		3,577,754

Financial Exchanges & Data - 3.5%
Cboe Global Markets, Inc.	326	76,026
CME Group, Inc.	1,111	306,214
FactSet Research Systems, Inc.	125	55,910
Intercontinental Exchange, Inc.	1,764	323,641
MarketAxess Holdings, Inc.	108	24,121
Moody's Corp.	473	237,252
Morningstar, Inc.	78	24,486
MSCI, Inc.	228	131,497
Nasdaq, Inc.	1,471	131,537
S&P Global, Inc.	982	517,799
		1,828,483
Insurance Brokers - 1.9%
Aon PLC - Class A	647	230,824
Arthur J Gallagher & Co.	778	249,053
Brown & Brown, Inc.	733	81,268
Marsh & McLennan Cos., Inc.	1,515	331,240
Willis Towers Watson PLC	321	98,386
		990,771
Investment Banking & Brokerage - 2.7%
Evercore, Inc. - Class A	122	32,942
Goldman Sachs Group, Inc.	956	676,609
Houlihan Lokey, Inc.	161	28,972
Jefferies Financial Group, Inc.	456	24,939
Morgan Stanley	3,773	531,465
Raymond James Financial, Inc.	569	87,268
Stifel Financial Corp.	303	31,445
		1,413,640
Life & Health Insurance - 0.4%
Aflac, Inc.	1,704	179,704
Primerica, Inc.	105	28,735
		208,439
Property & Casualty Insurance - 0.7%
Allstate Corp.	815	164,068
Cincinnati Financial Corp.	479	71,333
Erie Indemnity Co. - Class A	70	24,275
Kinsale Capital Group, Inc.	61	29,518
W R Berkley Corp.	869	63,845
		353,039

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Regional Banks - 0.2%
Commerce Bancshares, Inc.	360	$22,381
Cullen/Frost Bankers, Inc.	184	23,651
East West Bancorp, Inc.	427	43,118
First Financial Bankshares, Inc.	376	13,529
Wintrust Financial Corp.	203	25,168
		127,847
Transaction & Payment Processing Services - 6.5%
Jack Henry & Associates, Inc.	222	39,998
Mastercard, Inc. - Class A	2,518	1,414,965
Visa, Inc. - Class A	5,372	1,907,328
		3,362,291
Total Financials		13,126,687

Health Care - 14.7%
Biotechnology - 2.8%
AbbVie, Inc.	5,454	1,012,372
Amgen, Inc.	1,657	462,651
		1,475,023
Health Care Equipment - 2.6%
Abbott Laboratories	5,266	716,229
ResMed, Inc.	450	116,100
STERIS PLC	310	74,468
Stryker Corp.	1,066	421,741
		1,328,538
Health Care Facilities - 0.1%
Ensign Group, Inc.	174	26,841

Health Care Services - 0.0%(a)
Chemed Corp.	47	22,886

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	900	106,209
Danaher Corp.	2,033	401,599
Thermo Fisher Scientific, Inc.	1,167	473,172
West Pharmaceutical Services, Inc.	236	51,636
		1,032,616
Managed Health Care - 1.7%
UnitedHealth Group, Inc.	2,837	885,059

Pharmaceuticals - 5.5%
Eli Lilly & Co.	2,646	2,062,636
Merck & Co., Inc.	7,784	616,181
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Pharmaceuticals - 5.5% (Continued)
Zoetis, Inc.	1,276	$198,992
		2,877,809
Total Health Care		7,648,772

Industrials - 14.0%
Aerospace & Defense - 3.2%
BWX Technologies, Inc.	265	38,176
General Dynamics Corp.	748	218,162
HEICO Corp.	130	42,640
HEICO Corp. - Class A	232	60,030
L3Harris Technologies, Inc.	584	146,491
Lockheed Martin Corp.	730	338,092
Northrop Grumman Corp.	453	226,491
RTX Corp.	4,109	599,996
		1,670,078
Agricultural & Farm Machinery - 0.0%(a)
Toro Co.	321	22,688

Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	428	48,899

Building Products - 1.2%
A O Smith Corp.	368	24,130
Advanced Drainage Systems, Inc.	234	26,877
Allegion PLC	270	38,912
Armstrong World Industries, Inc.	161	26,153
Carlisle Cos., Inc.	142	53,023
Lennox International, Inc.	91	52,165
Masco Corp.	686	44,151
Owens Corning	251	34,517
Trane Technologies PLC	695	304,000
		603,928
Cargo Ground Transportation - 0.3%
JB Hunt Transport Services, Inc.	235	33,746
Knight-Swift Transportation Holdings, Inc.	485	21,452
Landstar System, Inc.	100	13,902
Old Dominion Freight Line, Inc.	574	93,160
		162,260
Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	111	59,520
Quanta Services, Inc.	441	166,733
		226,253

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 1.4%
Allison Transmission Holdings, Inc.	269	$25,552
Caterpillar, Inc.	1,492	579,210
Cummins, Inc.	440	144,100
		748,862
Data Processing & Outsourced Services - 0.3%
Broadridge Financial Solutions, Inc.	360	87,491
Genpact Ltd.	509	22,401
SS&C Technologies Holdings, Inc.	664	54,979
		164,871
Electrical Components & Equipment - 1.2%
AMETEK, Inc.	714	129,205
Eaton Corp. PLC	1,218	434,814
Hubbell, Inc.	165	67,388
		631,407
Environmental & Facilities Services - 0.9%
Republic Services, Inc.	628	154,871
Tetra Tech, Inc.	820	29,487
Waste Management, Inc.	1,238	283,279
		467,637
Human Resource & Employment Services - 1.0%
Automatic Data Processing, Inc.	1,254	386,733
Paychex, Inc.	1,008	146,624
Robert Half, Inc.	322	13,218
		546,575
Industrial Machinery & Supplies & Components - 1.6%
Graco, Inc.	512	44,017
IDEX Corp.	218	38,274
Illinois Tool Works, Inc.	872	215,602
ITT, Inc.	249	39,051
Lincoln Electric Holdings, Inc.	174	36,074
Parker-Hannifin Corp.	398	277,991
Snap-on, Inc.	161	50,100
Watts Water Technologies, Inc. - Class A	67	16,474
Xylem, Inc.	752	97,279
		814,862
Rail Transportation - 1.2%
CSX Corp.	5,946	194,018
Union Pacific Corp.	1,841	423,577
		617,595
Research & Consulting Services - 0.5%
Amentum Holdings, Inc. (c)	1	13
Booz Allen Hamilton Holding Corp.	382	39,778
Jacobs Solutions, Inc.	375	49,294
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Research & Consulting Services - 0.5% (Continued)
KBR, Inc.	409	$19,607
Verisk Analytics, Inc.	438	136,437
		245,129
Trading Companies & Distributors - 0.7%
Fastenal Co.	3,590	150,780
Watsco, Inc.	114	50,344
WW Grainger, Inc.	132	137,312
		338,436
Total Industrials		7,309,480

Information Technology - 25.4%(b)
Application Software - 1.6%
Intuit, Inc.	845	665,548
Roper Technologies, Inc.	324	183,656
		849,204
Communications Equipment - 0.4%
Motorola Solutions, Inc.	516	216,957

Electronic Components - 0.7%
Amphenol Corp. - Class A	3,705	365,869
Littelfuse, Inc.	61	13,830
		379,699
Electronic Equipment & Instruments - 0.0%(a)
Cognex Corp.	492	15,606

Electronic Manufacturing Services - 0.3%
TE Connectivity PLC	950	160,237

IT Consulting & Other Services - 1.4%
Accenture PLC - Class A	1,934	578,053
Amdocs Ltd.	338	30,839
Cognizant Technology Solutions Corp. - Class A	1,526	119,074
		727,966
Semiconductor Materials & Equipment - 2.4%
Applied Materials, Inc.	2,503	458,224
KLA Corp.	415	371,732
Lam Research Corp.	3,964	385,856
		1,215,812
Semiconductors - 10.2%
Analog Devices, Inc.	1,527	363,457
Broadcom, Inc.	12,960	3,572,424
Microchip Technology, Inc.	1,642	115,547
Monolithic Power Systems, Inc.	149	108,976
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Semiconductors - 10.2% (Continued)
Qualcomm, Inc.	3,413	$543,554
Texas Instruments, Inc.	2,816	584,658
Universal Display Corp.	176	27,185
		5,315,801
Systems Software - 8.2%
Dolby Laboratories, Inc. - Class A	166	12,327
Microsoft Corp.	6,319	3,143,134
Oracle Corp.	5,082	1,111,078
		4,266,539
Technology Distributors - 0.2%
CDW Corp.	410	73,222
Total Information Technology		13,221,043

Materials - 3.0%
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	189	103,753
Vulcan Materials Co.	407	106,154
		209,907
Gold - 0.1%
Royal Gold, Inc.	201	35,746

Industrial Gases - 1.7%
Air Products and Chemicals, Inc.	686	193,493
Linde PLC	1,471	690,164
		883,657
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	241	42,288

Specialty Chemicals - 0.7%
PPG Industries, Inc.	715	81,331
RPM International, Inc.	381	41,849
Sherwin-Williams Co.	719	246,876
		370,056
Total Materials		1,541,654

Utilities - 1.6%
Electric Utilities - 0.9%
NextEra Energy, Inc.	6,347	440,609

Gas Utilities - 0.1%
Atmos Energy Corp.	479	73,819

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	1,046	$202,725

Water Utilities - 0.2%
American Water Works Co., Inc.	618	85,970
Essential Utilities, Inc.	786	29,192
		115,162
Total Utilities		832,315
TOTAL COMMON STOCKS (Cost $41,559,252)		50,883,667

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Real Estate - 2.2%
Data Center REITs - 0.4%
Equinix, Inc.	301	239,437

Industrial REITs - 0.7%
EastGroup Properties, Inc.	138	23,063
First Industrial Realty Trust, Inc.	365	17,567
Prologis, Inc.	2,854	300,012
Rexford Industrial Realty, Inc.	652	23,192
		363,834
Multi-Family Residential REITs - 0.1%
Mid-America Apartment Communities, Inc.	359	53,136

Retail REITs - 0.0%(a)
Agree Realty Corp.	285	20,822

Self-Storage REITs - 0.1%
CubeSmart	697	29,622
National Storage Affiliates Trust	218	6,974
		36,596
Single-Family Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	509	31,390

Telecom Tower REITs - 0.8%
American Tower Corp.	1,442	318,711
SBA Communications Corp.	330	77,497
		396,208
Total Real Estate		1,141,423
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,149,265)		1,141,423

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

SHORT-TERM INVESTMENTS - 0.1%	Shares	Value
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (d)	51,215	$51,215
TOTAL SHORT-TERM INVESTMENTS (Cost $51,215)		51,215

TOTAL INVESTMENTS - 100.0% (Cost $42,759,732)		$52,076,305
Other Assets in Excess of Liabilities - 0.0% (a)		5,604
TOTAL NET ASSETS - 100.0%		$52,081,909

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 98.4%	Shares	Value
Communication Services - 11.3%
Advertising - 0.1%
DoubleVerify Holdings, Inc. (a)	315	$4,715
Trade Desk, Inc. - Class A (a)	1,328	95,603
		100,318
Alternative Carriers - 0.0%(b)
Iridium Communications, Inc.	321	9,685

Cable & Satellite - 0.0%(b)
Liberty Broadband Corp. - Class A (a)	29	2,837
Liberty Broadband Corp. - Class C (a)	335	32,957
		35,794
Interactive Home Entertainment - 0.4%
Electronic Arts, Inc.	837	133,669
Roblox Corp. - Class A (a)	1,820	191,464
Take-Two Interactive Software, Inc. (a)	577	140,124
		465,257
Interactive Media & Services - 8.5%
Alphabet, Inc. - Class A	18,144	3,197,517
Alphabet, Inc. - Class C	14,639	2,596,812
Match Group, Inc.	346	10,688
Meta Platforms, Inc. - Class A	6,824	5,036,726
Pinterest, Inc. - Class A (a)	1,779	63,795
Reddit, Inc. - Class A (a)	345	51,947
Snap, Inc. - Class A (a)	3,201	27,817
ZoomInfo Technologies, Inc. (a)	1,133	11,466
		10,996,768
Movies & Entertainment - 2.2%
Liberty Media Corp.-Liberty Formula One - Class A (a)	42	3,988
Liberty Media Corp.-Liberty Formula One - Class C (a)	611	63,850
Live Nation Entertainment, Inc. (a)	576	87,137
Madison Square Garden Sports Corp. (a)	71	14,835
Netflix, Inc. (a)	1,336	1,789,078
Roku, Inc. (a)	320	28,125
Spotify Technology SA (a)	404	310,005
TKO Group Holdings, Inc.	169	30,750
Walt Disney Co.	3,719	461,193
Warner Music Group Corp. - Class A	352	9,589
		2,798,550
Publishing - 0.0%(b)
New York Times Co. - Class A	401	22,448
News Corp. - Class A	352	10,461
News Corp. - Class B	68	2,333
		35,242
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	722	$172,024
Total Communication Services		14,613,638

Consumer Discretionary - 12.2%
Apparel Retail - 0.5%
Abercrombie & Fitch Co. - Class A (a)	121	10,025
Burlington Stores, Inc. (a)	160	37,222
Ross Stores, Inc.	993	126,687
TJX Cos., Inc.	3,545	437,772
		611,706
Apparel, Accessories & Luxury Goods - 0.1%
Columbia Sportswear Co.	22	1,344
Lululemon Athletica, Inc. (a)	342	81,252
Ralph Lauren Corp.	81	22,217
Tapestry, Inc.	237	20,811
VF Corp.	4	47
		125,671
Automobile Manufacturers - 2.2%
Lucid Group, Inc. (a)	2,673	5,640
Rivian Automotive, Inc. - Class A (a)	2,647	36,370
Tesla, Inc. (a)	8,806	2,797,314
		2,839,324
Automotive Parts & Equipment - 0.0%(b)
Gentex Corp.	383	8,422

Automotive Retail - 0.5%
AutoZone, Inc. (a)	54	200,460
CarMax, Inc. (a)	84	5,646
Carvana Co. (a)	397	133,773
Murphy USA, Inc.	35	14,238
O'Reilly Automotive, Inc. (a)	2,715	244,703
Valvoline, Inc. (a)	319	12,081
		610,901
Broadline Retail - 5.1%
Amazon.com, Inc. (a)	29,960	6,572,924
eBay, Inc.	854	63,589
Etsy, Inc. (a)	336	16,854
		6,653,367
Casinos & Gaming - 0.2%
Boyd Gaming Corp.	27	2,112
Caesars Entertainment, Inc. (a)	630	17,886
Churchill Downs, Inc.	151	15,251
DraftKings, Inc. - Class A (a)	1,578	67,681
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.2% (Continued)
Las Vegas Sands Corp.	1,063	$46,251
Light & Wonder, Inc. (a)	283	27,242
MGM Resorts International (a)	383	13,171
Wynn Resorts Ltd.	90	8,430
		198,024
Computer & Electronics Retail - 0.0%(b)
GameStop Corp. - Class A (a)	1,340	32,683

Consumer Discretionary - 0.0%(b)
Viking Holdings Ltd. (a)	350	16,253

Consumer Electronics - 0.1%
Garmin Ltd.	475	99,142

Distributors - 0.0%(b)
Pool Corp.	107	31,188

Education Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	159	19,651
Duolingo, Inc. (a)	99	40,592
		60,243
Footwear - 0.2%
Crocs, Inc. (a)	125	12,660
Deckers Outdoor Corp. (a)	564	58,132
NIKE, Inc. - Class B	1,712	121,620
On Holding AG - Class A (a)	616	32,063
Skechers USA, Inc. - Class A (a)	138	8,708
		233,183
Home Furnishings - 0.0%(b)
Somnigroup International, Inc.	420	28,581

Home Improvement Retail - 0.6%
Floor & Decor Holdings, Inc. - Class A (a)	302	22,940
Home Depot, Inc.	1,921	704,316
Lowe's Cos., Inc.	398	88,304
		815,560
Homebuilding - 0.1%
Installed Building Products, Inc.	57	10,278
NVR, Inc. (a)	7	51,700
TopBuild Corp. (a)	89	28,813
		90,791

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.1%
RH (a)	13	$2,457
Wayfair, Inc. - Class A (a)	214	10,944
Williams-Sonoma, Inc.	312	50,972
		64,373
Hotels, Resorts & Cruise Lines - 1.2%
Airbnb, Inc. - Class A (a)	1,204	159,337
Booking Holdings, Inc.	104	602,081
Carnival Corp. (a)	3,126	87,903
Choice Hotels International, Inc.	51	6,471
Expedia Group, Inc.	344	58,026
Hilton Worldwide Holdings, Inc.	721	192,031
Hyatt Hotels Corp. - Class A	123	17,177
Marriott International, Inc. - Class A	702	191,793
Norwegian Cruise Line Holdings Ltd. (a)	585	11,864
Royal Caribbean Cruises Ltd.	711	222,643
Wyndham Hotels & Resorts, Inc.	64	5,197
		1,554,523
Household Appliances - 0.0%(b)
SharkNinja, Inc. (a)	149	14,749

Leisure Facilities - 0.0%(b)
Planet Fitness, Inc. - Class A (a)	319	34,787
Vail Resorts, Inc.	50	7,856
		42,643
Leisure Products - 0.0%(b)
YETI Holdings, Inc. (a)	154	4,854

Other Specialty Retail - 0.1%
Chewy, Inc. - Class A (a)	299	12,744
Dick's Sporting Goods, Inc.	77	15,231
Five Below, Inc. (a)	149	19,546
Tractor Supply Co.	1,655	87,334
Ulta Beauty, Inc. (a)	116	54,267
		189,122
Restaurants - 1.1%
Aramark	202	8,458
Cava Group, Inc. (a)	168	14,151
Chipotle Mexican Grill, Inc. (a)	4,285	240,603
Darden Restaurants, Inc.	244	53,185
Domino's Pizza, Inc.	70	31,542
DoorDash, Inc. - Class A (a)	1,169	288,170
Dutch Bros, Inc. - Class A (a)	411	28,100
McDonald's Corp.	1,359	397,059
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Restaurants - 1.1% (Continued)
Starbucks Corp.	2,497	$228,800
Texas Roadhouse, Inc.	174	32,609
Wingstop, Inc.	67	22,561
Yum! Brands, Inc.	627	92,909
		1,438,147
Specialized Consumer Services - 0.0%(b)
Service Corp. International	290	23,606
Total Consumer Discretionary		15,787,056

Consumer Staples - 3.8%
Consumer Staples Merchandise Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)	318	34,290
Costco Wholesale Corp.	1,382	1,368,097
Walmart, Inc.	10,730	1,049,179
		2,451,566
Distillers & Vintners - 0.0%(b)
Brown-Forman Corp. - Class A	76	2,088
Brown-Forman Corp. - Class B	714	19,214
Constellation Brands, Inc. - Class A	142	23,100
		44,402
Food Distributors - 0.1%
Performance Food Group Co. (a)	363	31,751
Sysco Corp.	320	24,237
US Foods Holding Corp. (a)	772	59,452
		115,440
Food Retail - 0.1%
Casey's General Stores, Inc.	101	51,537
Maplebear, Inc. (a)	348	15,743
Sprouts Farmers Market, Inc. (a)	290	47,746
		115,026
Household Products - 0.7%
Church & Dwight Co., Inc.	594	57,090
Clorox Co.	133	15,969
Colgate-Palmolive Co.	1,742	158,348
Kimberly-Clark Corp.	11	1,418
Procter & Gamble Co.	4,197	668,666
		901,491
Packaged Foods & Meats - 0.1%
Hershey Co.	107	17,757
Kellanova	194	15,429
Lamb Weston Holdings, Inc.	373	19,340
Marzetti Co.	24	4,146
McCormick & Co., Inc.	317	24,035
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.1% (Continued)
Mondelez International, Inc. - Class A	909	$61,303
Pilgrim's Pride Corp.	1	45
Post Holdings, Inc. (a)	8	872
		142,927
Personal Care Products - 0.1%
BellRing Brands, Inc. (a)	356	20,623
Coty, Inc. - Class A (a)	1,189	5,529
elf Beauty, Inc. (a)	143	17,795
Estee Lauder Cos., Inc. - Class A	303	24,482
Kenvue, Inc.	2,344	49,060
		117,489
Soft Drinks & Non-alcoholic Beverages - 0.7%
Celsius Holdings, Inc. (a)	593	27,509
Coca-Cola Co.	6,828	483,081
Coca-Cola Consolidated, Inc.	90	10,049
Keurig Dr Pepper, Inc.	504	16,662
Monster Beverage Corp. (a)	2,153	134,864
PepsiCo, Inc.	1,501	198,192
Primo Brands Corp.	176	5,213
		875,570
Tobacco - 0.1%
Philip Morris International, Inc.	581	105,818
Total Consumer Staples		4,869,729

Energy - 0.5%
Oil & Gas Equipment & Services - 0.0%(b)
ChampionX Corp.	390	9,688
Weatherford International PLC	174	8,754
		18,442
Oil & Gas Exploration & Production - 0.2%
Antero Resources Corp. (a)	87	3,505
EQT Corp.	903	52,663
Hess Corp.	908	125,794
Texas Pacific Land Corp.	56	59,158
Venture Global, Inc. - Class A	104	1,620
Viper Energy, Inc.	107	4,080
		246,820
Oil & Gas Storage & Transportation - 0.3%
Cheniere Energy, Inc.	461	112,263
DT Midstream, Inc.	124	13,629
New Fortress Energy, Inc.	285	946
ONEOK, Inc.	466	38,039
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 0.3% (Continued)
Targa Resources Corp.	689	$119,941
Williams Cos., Inc.	1,722	108,159
		392,977
Total Energy		658,239

Financials - 10.7%
Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	228	121,691
Ares Management Corp. - Class A	572	99,070
Bank of New York Mellon Corp.	913	83,183
Blackrock, Inc.	298	312,677
Blackstone, Inc.	2,256	337,453
Blue Owl Capital, Inc. - Class A	1,567	30,102
Carlyle Group, Inc.	1	51
Hamilton Lane, Inc. - Class A	66	9,380
KKR & Co., Inc.	2,105	280,028
SEI Investments Co.	126	11,322
TPG, Inc.	68	3,567
		1,288,524
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	344	4,878
UWM Holdings Corp.	94	389
		5,267
Consumer Finance - 0.5%
American Express Co.	1,579	503,669
Credit Acceptance Corp. (a)	5	2,547
SoFi Technologies, Inc. (a)	2,956	53,829
		560,045
Diversified Banks - 1.0%
Bank of America Corp.	1,833	86,738
First Citizens BancShares, Inc. - Class A	30	58,694
JPMorgan Chase & Co.	3,317	961,631
Wells Fargo & Co.	2,480	198,698
		1,305,761
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,183	167,832

Financial Exchanges & Data - 1.4%
Cboe Global Markets, Inc.	311	72,528
CME Group, Inc.	327	90,128
Coinbase Global, Inc. - Class A (a)	642	225,015
FactSet Research Systems, Inc.	94	42,044
Intercontinental Exchange, Inc.	1,413	259,243
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.4% (Continued)
MarketAxess Holdings, Inc.	66	$14,740
Moody's Corp.	486	243,773
Morningstar, Inc.	74	23,231
MSCI, Inc.	232	133,804
Nasdaq, Inc.	1,279	114,368
S&P Global, Inc.	958	505,144
Tradeweb Markets, Inc. - Class A	327	47,873
		1,771,891
Insurance Brokers - 0.8%
Aon PLC - Class A	651	232,251
Arthur J Gallagher & Co.	778	249,053
Brown & Brown, Inc.	864	95,792
Marsh & McLennan Cos., Inc.	1,435	313,748
Ryan Specialty Holdings, Inc.	297	20,193
Willis Towers Watson PLC	223	68,350
		979,387
Investment Banking & Brokerage - 0.9%
Charles Schwab Corp.	1,882	171,714
Evercore, Inc. - Class A	114	30,782
Goldman Sachs Group, Inc.	386	273,191
Houlihan Lokey, Inc.	147	26,453
Interactive Brokers Group, Inc. - Class A	696	38,565
Jefferies Financial Group, Inc.	42	2,297
LPL Financial Holdings, Inc.	229	85,868
Morgan Stanley	1,601	225,517
Raymond James Financial, Inc.	521	79,906
Robinhood Markets, Inc. - Class A (a)	2,300	215,349
Stifel Financial Corp.	49	5,085
		1,154,727
Life & Health Insurance - 0.0%(b)
Aflac, Inc.	40	4,218
Primerica, Inc.	25	6,842
		11,060
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	3,268	1,587,496

Property & Casualty Insurance - 0.5%
Allstate Corp.	397	79,920
Cincinnati Financial Corp.	62	9,233
Erie Indemnity Co. - Class A	75	26,009
Kinsale Capital Group, Inc.	60	29,034
Progressive Corp.	1,827	487,553
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 0.5% (Continued)
RLI Corp.	146	$10,544
W R Berkley Corp.	103	7,568
		649,861
Regional Banks - 0.0%(b)
Commerce Bancshares, Inc.	74	4,601
Cullen/Frost Bankers, Inc.	23	2,956
East West Bancorp, Inc.	34	3,433
First Financial Bankshares, Inc.	135	4,857
Pinnacle Financial Partners, Inc.	21	2,319
SouthState Corp.	24	2,209
Western Alliance Bancorp	54	4,211
Wintrust Financial Corp.	38	4,711
		29,297
Transaction & Payment Processing Services - 3.3%
Affirm Holdings, Inc. (a)	628	43,420
Block, Inc. (a)	1,722	116,975
Corpay, Inc. (a)	237	78,641
Euronet Worldwide, Inc. (a)	28	2,839
Fidelity National Information Services, Inc.	767	62,442
Fiserv, Inc. (a)	1,806	311,372
Global Payments, Inc.	107	8,564
Jack Henry & Associates, Inc.	294	52,970
Mastercard, Inc. - Class A	2,557	1,436,881
PayPal Holdings, Inc. (a)	2,645	196,576
Shift4 Payments, Inc. - Class A (a)	200	19,822
Toast, Inc. - Class A (a)	1,233	54,610
Visa, Inc. - Class A	5,397	1,916,205
WEX, Inc. (a)	76	11,164
		4,312,481
Total Financials		13,823,629

Health Care - 7.4%
Biotechnology - 1.4%
AbbVie, Inc.	2,758	511,940
Alnylam Pharmaceuticals, Inc. (a)	391	127,501
Amgen, Inc.	708	197,681
Apellis Pharmaceuticals, Inc. (a)	303	5,245
BioMarin Pharmaceutical, Inc. (a)	581	31,938
CRISPR Therapeutics AG (a)	90	4,378
Cytokinetics, Inc. (a)	338	11,168
Exact Sciences Corp. (a)	567	30,130
Exelixis, Inc. (a)	912	40,196
Gilead Sciences, Inc.	602	66,744
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Biotechnology - 1.4% (Continued)
Halozyme Therapeutics, Inc. (a)	357	$18,571
Incyte Corp. (a)	579	39,430
Insmed, Inc. (a)	452	45,489
Ionis Pharmaceuticals, Inc. (a)	356	14,066
Moderna, Inc. (a)	493	13,602
Natera, Inc. (a)	326	55,074
Neurocrine Biosciences, Inc. (a)	296	37,204
Regeneron Pharmaceuticals, Inc.	296	155,400
Roivant Sciences Ltd. (a)	1,413	15,924
Sarepta Therapeutics, Inc. (a)	283	4,839
Summit Therapeutics, Inc. (a)	164	3,490
Vaxcyte, Inc. (a)	319	10,371
Vertex Pharmaceuticals, Inc. (a)	785	349,482
		1,789,863
Health Care Distributors - 0.0%(b)
Henry Schein, Inc. (a)	75	5,479

Health Care Equipment - 2.3%
Abbott Laboratories	3,629	493,580
Becton Dickinson & Co.	314	54,086
Boston Scientific Corp. (a)	4,632	497,523
Dexcom, Inc. (a)	1,180	103,002
Edwards Lifesciences Corp. (a)	2,011	157,280
GE HealthCare Technologies, Inc.	924	68,441
Glaukos Corp. (a)	157	16,217
Globus Medical, Inc. - Class A (a)	309	18,237
Hologic, Inc. (a)	394	25,673
IDEXX Laboratories, Inc. (a)	274	146,957
Inspire Medical Systems, Inc. (a)	52	6,748
Insulet Corp. (a)	224	70,376
Intuitive Surgical, Inc. (a)	1,131	614,597
Masimo Corp. (a)	140	23,551
Penumbra, Inc. (a)	105	26,946
ResMed, Inc.	413	106,554
STERIS PLC	298	71,586
Stryker Corp.	1,077	426,094
Teleflex, Inc.	46	5,445
Zimmer Biomet Holdings, Inc.	63	5,746
		2,938,639
Health Care Facilities - 0.1%
Encompass Health Corp.	191	23,422
Ensign Group, Inc.	135	20,825
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Health Care Facilities - 0.1% (Continued)
HCA Healthcare, Inc.	88	$33,713
		77,960
Health Care Services - 0.0%(b)
Chemed Corp.	41	19,964
DaVita, Inc. (a)	97	13,818
Labcorp Holdings, Inc.	4	1,050
Option Care Health, Inc. (a)	437	14,194
		49,026
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	232	43,925
Cooper Cos., Inc. (a)	688	48,958
Lantheus Holdings, Inc. (a)	164	13,425
Solventum Corp. (a)	173	13,120
		119,428
Health Care Technology - 0.0%(b)
Doximity, Inc. - Class A (a)	294	18,034

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	869	102,551
Avantor, Inc. (a)	1,012	13,622
Bio-Rad Laboratories, Inc. - Class A (a)	22	5,309
Bio-Techne Corp.	403	20,734
Bruker Corp.	284	11,701
Charles River Laboratories International, Inc. (a)	127	19,270
Danaher Corp.	1,313	259,370
ICON PLC (a)	218	31,708
Illumina, Inc. (a)	381	36,351
IQVIA Holdings, Inc. (a)	565	89,038
Medpace Holdings, Inc. (a)	65	20,401
Mettler-Toledo International, Inc. (a)	70	82,230
Repligen Corp. (a)	144	17,911
Revvity, Inc.	118	11,413
Sotera Health Co. (a)	298	3,314
Thermo Fisher Scientific, Inc.	987	400,189
Waters Corp. (a)	160	55,846
West Pharmaceutical Services, Inc.	193	42,228
		1,223,186
Managed Health Care - 0.5%
HealthEquity, Inc. (a)	303	31,742
Molina Healthcare, Inc. (a)	101	30,088
UnitedHealth Group, Inc.	1,841	574,337
		636,167

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.1%
Eli Lilly & Co.	2,651	$2,066,534
Merck & Co., Inc.	5,994	474,485
Zoetis, Inc.	1,280	199,616
		2,740,635
Total Health Care		9,598,417

Industrials - 9.5%
Aerospace & Defense - 2.2%
ATI, Inc. (a)	360	31,082
Axon Enterprise, Inc. (a)	228	188,770
Boeing Co. (a)	2,156	451,747
BWX Technologies, Inc.	318	45,811
Curtiss-Wright Corp.	110	53,740
General Dynamics Corp.	265	77,290
General Electric Co.	3,264	840,121
HEICO Corp.	97	31,816
HEICO Corp. - Class A	286	74,002
Hexcel Corp.	83	4,689
Howmet Aerospace, Inc.	1,230	228,940
L3Harris Technologies, Inc.	213	53,429
Leonardo DRS, Inc.	220	10,226
Lockheed Martin Corp.	104	48,166
Northrop Grumman Corp.	212	105,996
Rocket Lab Corp. (a)	1,036	37,058
RTX Corp.	1,918	280,066
StandardAero, Inc. (a)	171	5,412
Textron, Inc.	103	8,270
TransDigm Group, Inc.	137	208,328
Woodward, Inc.	151	37,009
		2,821,968
Agricultural & Farm Machinery - 0.2%
Deere & Co.	453	230,346
Toro Co.	283	20,002
		250,348
Air Freight & Logistics - 0.0%(b)
CH Robinson Worldwide, Inc.	125	11,994
Expeditors International of Washington, Inc.	285	32,561
GXO Logistics, Inc. (a)	126	6,136
		50,691
Building Products - 0.7%
A O Smith Corp.	312	20,458
AAON, Inc.	199	14,676
Advanced Drainage Systems, Inc.	175	20,100
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Building Products - 0.7% (Continued)
Allegion PLC	161	$23,203
Armstrong World Industries, Inc.	56	9,097
Builders FirstSource, Inc. (a)	157	18,320
Carlisle Cos., Inc.	157	58,624
Carrier Global Corp.	2,169	158,749
Johnson Controls International PLC	1,088	114,915
Lennox International, Inc.	93	53,311
Masco Corp.	294	18,922
Owens Corning	26	3,576
Simpson Manufacturing Co., Inc.	76	11,804
Trane Technologies PLC	691	302,250
Trex Co., Inc. (a)	316	17,184
		845,189
Cargo Ground Transportation - 0.2%
JB Hunt Transport Services, Inc.	119	17,089
Knight-Swift Transportation Holdings, Inc.	393	17,382
Landstar System, Inc.	53	7,368
Old Dominion Freight Line, Inc.	600	97,380
Saia, Inc. (a)	64	17,535
U-Haul Holding Co.	27	1,468
U-Haul Holding Co. (a)	2	121
XPO, Inc. (a)	351	44,328
		202,671
Construction & Engineering - 0.3%
AECOM	302	34,084
API Group Corp. (a)	609	31,089
Comfort Systems USA, Inc.	120	64,345
Emcor Group, Inc.	127	67,931
Everus Construction Group, Inc. (a)	111	7,052
MasTec, Inc. (a)	51	8,692
Quanta Services, Inc.	474	179,210
Valmont Industries, Inc.	22	7,185
WillScot Holdings Corp.	580	15,892
		415,480
Construction Machinery & Heavy Transportation Equipment - 0.5%
Allison Transmission Holdings, Inc.	37	3,515
Caterpillar, Inc.	1,162	451,100
Cummins, Inc.	319	104,472
PACCAR, Inc.	6	570
Westinghouse Air Brake Technologies Corp.	520	108,862
		668,519

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	332	$80,686
Genpact Ltd.	33	1,452
SS&C Technologies Holdings, Inc.	308	25,503
		107,641
Diversified Support Services - 0.3%
Cintas Corp.	1,054	234,905
Copart, Inc. (a)	2,690	131,998
		366,903
Electrical Components & Equipment - 0.9%
Acuity, Inc.	83	24,762
AMETEK, Inc.	689	124,681
Eaton Corp. PLC	1,219	435,171
Emerson Electric Co.	1,226	163,463
Generac Holdings, Inc. (a)	106	15,180
Hubbell, Inc.	189	77,189
NEXTracker, Inc. - Class A (a)	15	816
nVent Electric PLC	650	47,613
Regal Rexnord Corp.	31	4,494
Rockwell Automation, Inc.	350	116,259
Vertiv Holdings Co. - Class A	1,130	145,103
		1,154,731
Environmental & Facilities Services - 0.5%
Clean Harbors, Inc. (a)	130	30,054
Republic Services, Inc.	648	159,803
Rollins, Inc.	895	50,496
Tetra Tech, Inc.	733	26,359
Veralto Corp.	701	70,766
Waste Management, Inc.	1,237	283,050
		620,528
Heavy Electrical Equipment - 0.4%
GE Vernova, Inc.	865	457,715

Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	1,248	384,884
Dayforce, Inc. (a)	390	21,602
Paychex, Inc.	870	126,550
Paycom Software, Inc.	185	42,809
Paylocity Holding Corp. (a)	143	25,910
Robert Half, Inc.	76	3,120
TriNet Group, Inc.	51	3,730
		608,605

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Industrial Conglomerates - 0.2%
3M Co.	220	$33,493
Honeywell International, Inc.	1,195	278,291
		311,784
Industrial Machinery & Supplies & Components - 0.9%
Chart Industries, Inc. (a)	149	24,533
Crane Co.	147	27,914
Donaldson Co., Inc.	142	9,848
Dover Corp.	288	52,770
Flowserve Corp.	96	5,026
Fortive Corp.	805	41,965
Gates Industrial Corp. PLC (a)	74	1,704
Graco, Inc.	580	49,863
IDEX Corp.	181	31,778
Illinois Tool Works, Inc.	641	158,487
Ingersoll Rand, Inc.	1,216	101,147
ITT, Inc.	175	27,445
Lincoln Electric Holdings, Inc.	152	31,513
Middleby Corp. (a)	60	8,640
Mueller Industries, Inc.	138	10,967
Nordson Corp.	143	30,655
Otis Worldwide Corp.	938	92,881
Parker-Hannifin Corp.	388	271,006
Pentair PLC	479	49,174
RBC Bearings, Inc. (a)	79	30,399
Snap-on, Inc.	29	9,024
Symbotic, Inc. (a)	51	1,981
Watts Water Technologies, Inc. - Class A	48	11,803
Xylem, Inc.	665	86,024
		1,166,547
Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	53	8,879

Passenger Airlines - 0.0%(b)
Alaska Air Group, Inc. (a)	64	3,167
Delta Air Lines, Inc.	132	6,492
Southwest Airlines Co.	461	14,955
United Airlines Holdings, Inc. (a)	39	3,105
		27,719
Passenger Ground Transportation - 0.5%
Grab Holdings Ltd. - Class A (a)	8,589	43,203
Lyft, Inc. - Class A (a)	956	15,066
Uber Technologies, Inc. (a)	6,547	610,835
		669,104

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Rail Transportation - 0.3%
CSX Corp.	3,215	$104,905
Norfolk Southern Corp.	284	72,696
Union Pacific Corp.	1,075	247,336
		424,937
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	188	4,433
Booz Allen Hamilton Holding Corp.	351	36,550
CACI International, Inc. - Class A (a)	43	20,498
Clarivate PLC (a)	1,174	5,048
Dun & Bradstreet Holdings, Inc.	596	5,418
Equifax, Inc.	375	97,264
FTI Consulting, Inc. (a)	97	15,666
Jacobs Solutions, Inc.	177	23,267
KBR, Inc.	298	14,286
Leidos Holdings, Inc.	180	28,397
Parsons Corp. (a)	213	15,287
Science Applications International Corp.	30	3,378
TransUnion	591	52,008
UL Solutions, Inc.	92	6,703
Verisk Analytics, Inc.	407	126,780
		454,983
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	118	27,429
Core & Main, Inc. - Class A (a)	705	42,547
Fastenal Co.	3,068	128,856
Ferguson Enterprises, Inc.	425	92,544
FTAI Aviation Ltd.	283	32,556
SiteOne Landscape Supply, Inc. (a)	80	9,675
United Rentals, Inc.	169	127,325
Watsco, Inc.	85	37,538
WW Grainger, Inc.	144	149,794
		648,264
Total Industrials		12,283,206

Information Technology - 40.7%(c)
Application Software - 4.5%
Adobe, Inc. (a)	1,375	531,960
ANSYS, Inc. (a)	296	103,961
Appfolio, Inc. - Class A (a)	34	7,830
AppLovin Corp. - Class A (a)	776	271,662
Atlassian Corp. - Class A (a)	454	92,203
Aurora Innovation, Inc. (a)	2,989	15,662
Autodesk, Inc. (a)	648	200,601
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Application Software - 4.5% (Continued)
Bentley Systems, Inc. - Class B	647	$34,919
BILL Holdings, Inc. (a)	308	14,248
Cadence Design Systems, Inc. (a)	852	262,544
CCC Intelligent Solutions Holdings, Inc. (a)	870	8,187
Circle Internet Group, Inc. (a)	53	9,608
Confluent, Inc. - Class A (a)	585	14,584
Datadog, Inc. - Class A (a)	973	130,703
Docusign, Inc. (a)	607	47,279
Dropbox, Inc. - Class A (a)	700	20,020
Dynatrace, Inc. (a)	995	54,934
Elastic NV (a)	302	25,468
Fair Isaac Corp. (a)	77	140,753
Freshworks, Inc. - Class A (a)	587	8,752
Guidewire Software, Inc. (a)	296	69,693
HubSpot, Inc. (a)	141	78,485
Informatica, Inc. - Class A (a)	90	2,192
Intuit, Inc.	849	668,698
Klaviyo, Inc. - Class A (a)	66	2,216
Manhattan Associates, Inc. (a)	162	31,990
MicroStrategy, Inc. - Class A (a)	789	318,937
Nutanix, Inc. - Class A (a)	679	51,903
Palantir Technologies, Inc. - Class A (a)	6,870	936,518
Pegasystems, Inc.	154	8,336
Procore Technologies, Inc. (a)	144	9,852
PTC, Inc. (a)	384	66,179
Roper Technologies, Inc.	321	181,956
Salesforce, Inc.	2,859	779,621
Samsara, Inc. - Class A (a)	613	24,385
SPS Commerce, Inc. (a)	103	14,017
Synopsys, Inc. (a)	447	229,168
Tyler Technologies, Inc. (a)	137	81,219
Unity Software, Inc. (a)	713	17,255
Vertex, Inc. - Class A (a)	174	6,148
Workday, Inc. - Class A (a)	643	154,320
Zoom Communications, Inc. - Class A (a)	592	46,164
		5,775,130
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	3,118	319,003
Ciena Corp. (a)	431	35,053
Cisco Systems, Inc.	4,075	282,724
F5, Inc. (a)	105	30,904
Juniper Networks, Inc.	494	19,725
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Communications Equipment - 0.7% (Continued)
Lumentum Holdings, Inc. (a)	70	$6,654
Motorola Solutions, Inc.	503	211,491
		905,554
Electronic Components - 0.4%
Amphenol Corp. - Class A	3,804	375,645
Coherent Corp. (a)	648	57,808
Corning, Inc.	1,258	66,158
Littelfuse, Inc.	40	9,069
		508,680
Electronic Equipment & Instrum - 0.0%(b)
Ralliant Corp. (a)	268	13,011

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	431	13,671
Keysight Technologies, Inc. (a)	624	102,249
Teledyne Technologies, Inc. (a)	106	54,305
Trimble, Inc. (a)	628	47,715
Vontier Corp.	458	16,900
Zebra Technologies Corp. - Class A (a)	135	41,629
		276,469
Electronic Manufacturing Services - 0.1%
Flex Ltd. (a)	214	10,683
Jabil, Inc.	166	36,205
TE Connectivity PLC	438	73,877
		120,765
Internet Services & Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	186	14,835
Cloudflare, Inc. - Class A (a)	863	169,001
CoreWeave, Inc. - Class A (a)	59	9,621
GoDaddy, Inc. - Class A (a)	427	76,886
MongoDB, Inc. (a)	164	34,438
Okta, Inc. (a)	564	56,383
Snowflake, Inc. - Class A (a)	941	210,568
Twilio, Inc. - Class A (a)	433	53,848
VeriSign, Inc.	283	81,730
		707,310
IT Consulting & Other Services - 0.6%
Accenture PLC - Class A	1,760	526,046
Amdocs Ltd.	74	6,752
Cognizant Technology Solutions Corp. - Class A	294	22,941
EPAM Systems, Inc. (a)	128	22,633
Gartner, Inc. (a)	237	95,800
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
IT Consulting & Other Services - 0.6% (Continued)
Globant SA (a)	175	$15,897
International Business Machines Corp.	366	107,890
Kyndryl Holdings, Inc. (a)	496	20,812
		818,771
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	2,135	390,854
Enphase Energy, Inc. (a)	466	18,477
Entegris, Inc.	449	36,212
KLA Corp.	407	364,566
Lam Research Corp.	3,619	352,274
MKS, Inc.	162	16,096
Onto Innovation, Inc. (a)	133	13,424
Teradyne, Inc.	428	38,486
		1,230,389
Semiconductors - 13.9%
Advanced Micro Devices, Inc. (a)	4,977	706,236
Analog Devices, Inc.	1,433	341,083
Astera Labs, Inc. (a)	374	33,817
Broadcom, Inc.	14,417	3,974,046
Cirrus Logic, Inc. (a)	155	16,160
Credo Technology Group Holding Ltd. (a)	438	40,554
First Solar, Inc. (a)	304	50,324
GlobalFoundries, Inc. (a)	150	5,730
Lattice Semiconductor Corp. (a)	367	17,979
MACOM Technology Solutions Holdings, Inc. (a)	185	26,509
Marvell Technology, Inc.	2,648	204,955
Microchip Technology, Inc.	1,327	93,381
Monolithic Power Systems, Inc.	167	122,141
NVIDIA Corp.	73,537	11,618,111
NXP Semiconductors NV	518	113,178
ON Semiconductor Corp. (a)	583	30,555
Qorvo, Inc. (a)	11	934
Qualcomm, Inc.	1,750	278,705
Rambus, Inc. (a)	313	20,038
Silicon Laboratories, Inc. (a)	56	8,252
Synaptics, Inc. (a)	64	4,149
Texas Instruments, Inc.	1,547	321,188
Universal Display Corp.	79	12,202
		18,040,227
Systems Software - 11.3%
Crowdstrike Holdings, Inc. - Class A (a)	734	373,833
CyberArk Software Ltd. (a)	125	50,860
Dolby Laboratories, Inc. - Class A	72	5,347
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Systems Software - 11.3% (Continued)
Fortinet, Inc. (a)	1,996	$211,017
Gen Digital, Inc.	754	22,168
Gitlab, Inc. - Class A (a)	294	13,262
Microsoft Corp.	23,318	11,598,606
Monday.com Ltd. (a)	92	28,932
Oracle Corp.	5,198	1,136,439
Palo Alto Networks, Inc. (a)	2,089	427,493
Qualys, Inc. (a)	64	9,144
Rubrik, Inc. - Class A (a)	255	22,845
SentinelOne, Inc. - Class A (a)	685	12,522
ServiceNow, Inc. (a)	645	663,112
UiPath, Inc. - Class A (a)	1,176	15,053
Zscaler, Inc. (a)	285	89,473
		14,680,106
Technology Distributors - 0.0%(b)
CDW Corp.	159	28,396

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	46,207	9,480,290
Dell Technologies, Inc. - Class C	166	20,352
IonQ, Inc. (a)	539	23,161
NetApp, Inc.	397	42,300
Pure Storage, Inc. - Class A (a)	900	51,822
Super Micro Computer, Inc. (a)	1,530	74,985
		9,692,910
Total Information Technology		52,797,718

Materials - 1.5%
Aluminum - 0.0%(b)
Alcoa Corp.	863	25,467

Construction Materials - 0.3%
CRH PLC	1,219	111,904
Eagle Materials, Inc.	104	21,020
Martin Marietta Materials, Inc.	165	90,578
Vulcan Materials Co.	470	122,585
		346,087
Copper - 0.1%
Freeport-McMoRan, Inc.	2,188	94,850

Fertilizers & Agricultural Chemicals - 0.0%(b)
Corteva, Inc.	993	74,008

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Gold - 0.0%(b)
Royal Gold, Inc.	227	$40,370

Industrial Gases - 0.6%
Air Products and Chemicals, Inc.	373	105,208
Linde PLC	1,320	619,318
		724,526
Metal, Glass & Plastic Containers - 0.0%(b)
AptarGroup, Inc.	64	10,011
Ball Corp.	399	22,380
		32,391
Paper & Plastic Packaging Products & Materials - 0.1%
Avery Dennison Corp.	160	28,075
Packaging Corp. of America	95	17,903
Smurfit WestRock PLC	933	40,259
		86,237
Specialty Chemicals - 0.4%
Albemarle Corp.	161	10,090
Axalta Coating Systems Ltd. (a)	360	10,689
DuPont de Nemours, Inc.	373	25,584
Ecolab, Inc.	775	208,816
PPG Industries, Inc.	131	14,901
RPM International, Inc.	293	32,183
Sherwin-Williams Co.	697	239,322
		541,585
Steel - 0.0%(b)
Carpenter Technology Corp.	144	39,799
Total Materials		2,005,320

Real Estate - 0.2%
Real Estate Development - 0.0%(b)
Howard Hughes Holdings, Inc. (a)	48	3,240

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	822	115,179
CoStar Group, Inc. (a)	1,216	97,766
Jones Lang LaSalle, Inc. (a)	13	3,325
Zillow Group, Inc. - Class A (a)	68	4,657
Zillow Group, Inc. - Class C (a)	395	27,670
		248,597
Total Real Estate		251,837

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.4% (CONTINUED)	Shares	Value
Utilities - 0.6%
Electric Utilities - 0.4%
Constellation Energy Corp.	959	$309,527
NextEra Energy, Inc.	2,358	163,692
PPL Corp.	241	8,168
Southern Co.	200	18,366
		499,753
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	1	154

Independent Power Producers & Energy Traders - 0.2%
Talen Energy Corp. (a)	111	32,276
Vistra Corp.	966	187,220
		219,496
Multi-Utilities - 0.0%(b)
Public Service Enterprise Group, Inc.	374	31,483
Sempra	287	21,746
		53,229
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	199	27,683
Essential Utilities, Inc.	302	11,216
		38,899
Total Utilities		811,531
TOTAL COMMON STOCKS (Cost $96,241,753)		127,500,320

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Real Estate - 1.3%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	656	114,360
Equinix, Inc.	291	231,482
		345,842
Health Care REITs - 0.2%
Healthpeak Properties, Inc.	59	1,033
Welltower, Inc.	1,791	275,330
		276,363
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	109	1,674
Ryman Hospitality Properties, Inc.	62	6,118
		7,792
Industrial REITs - 0.2%
Americold Realty Trust, Inc.	25	416
EastGroup Properties, Inc.	120	20,054
First Industrial Realty Trust, Inc.	324	15,594
Lineage, Inc.	78	3,394
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares	Value
Industrial REITs - 0.2% (Continued)
Prologis, Inc.	1,538	$161,675
Rexford Industrial Realty, Inc.	154	5,478
STAG Industrial, Inc.	295	10,703
		217,314
Multi-Family Residential REITs - 0.1%
AvalonBay Communities, Inc.	220	44,770
Camden Property Trust	301	33,920
Equity Residential	360	24,296
Essex Property Trust, Inc.	86	24,372
Mid-America Apartment Communities, Inc.	161	23,830
UDR, Inc.	370	15,107
		166,295
Office REITs - 0.0%(b)
Vornado Realty Trust	324	12,390

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	896	91,903
Lamar Advertising Co. - Class A	64	7,767
		99,670
Retail REITs - 0.0%(b)
Agree Realty Corp.	3	219
Brixmor Property Group, Inc.	56	1,458
Federal Realty Investment Trust	49	4,655
Kimco Realty Corp.	191	4,015
Regency Centers Corp.	88	6,268
Simon Property Group, Inc.	248	39,868
		56,483
Self-Storage REITs - 0.1%
CubeSmart	335	14,238
Extra Space Storage, Inc.	199	29,341
National Storage Affiliates Trust	68	2,175
Public Storage	315	92,427
		138,181
Single-Family Residential REITs - 0.1%
American Homes 4 Rent - Class A	859	30,984
Equity LifeStyle Properties, Inc.	405	24,976
Invitation Homes, Inc.	1,446	47,429
Sun Communities, Inc.	299	37,821
		141,210
Telecom Tower REITs - 0.2%
American Tower Corp.	896	198,034
Crown Castle, Inc.	198	20,340
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares	Value
Telecom Tower REITs - 0.2% (Continued)
SBA Communications Corp.	315	$73,975
		292,349
Total Real Estate		1,753,889
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,635,283)		1,753,889

CONTINGENT VALUE RIGHTS - 0.0%(b)
Health Care - 0.0%(b)
ABIOMED, Inc., Exercise Price $0.00 (a)(d)	4	—
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.25% (e)	369,325	369,325
TOTAL SHORT-TERM INVESTMENTS (Cost $369,325)		369,325

TOTAL INVESTMENTS - 100.0% (Cost $98,246,361)		$129,623,534
Other Assets in Excess of Liabilities - 0.0% (b)		5,819
TOTAL NET ASSETS - 100.0%		$129,629,353

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 95.6%	Shares	Value
Communication Services - 5.2%
Advertising - 0.1%
DoubleVerify Holdings, Inc. (a)	71	$1,063
Interpublic Group of Cos., Inc.	1,495	36,597
Omnicom Group, Inc.	802	57,696
		95,356
Broadcasting - 0.2%
Fox Corp. - Class A	710	39,789
Fox Corp. - Class B	464	23,956
Nexstar Media Group, Inc.	105	18,160
Paramount Global - Class A	13	298
Paramount Global - Class B	1,911	24,652
		106,855
Cable & Satellite - 1.2%
Charter Communications, Inc. - Class A (a)	387	158,209
Comcast Corp. - Class A	14,996	535,207
Liberty Broadband Corp. - Class A (a)	25	2,446
Liberty Broadband Corp. - Class C (a)	180	17,708
Sirius XM Holdings, Inc.	940	21,592
		735,162
Integrated Telecommunication Services - 2.5%
AT&T, Inc.	29,280	847,363
Frontier Communications Parent, Inc. (a)	900	32,760
Verizon Communications, Inc.	15,624	676,051
		1,556,174
Interactive Home Entertainment - 0.0%(b)
Electronic Arts, Inc.	37	5,909

Interactive Media & Services - 0.1%
Angi, Inc. (a)	189	2,884
IAC, Inc. (a)	347	12,957
Match Group, Inc.	562	17,360
ZoomInfo Technologies, Inc. (a)	696	7,044
		40,245
Movies & Entertainment - 0.7%
Liberty Media Corp.-Liberty Live - Class A (a)	1	80
Liberty Media Corp.-Liberty Live - Class C (a)	161	13,067
Roku, Inc. (a)	278	24,433
Walt Disney Co.	2,517	312,133
Warner Bros Discovery, Inc. (a)	8,967	102,762
		452,475
Publishing - 0.1%
New York Times Co. - Class A	35	1,959
News Corp. - Class A	1,082	32,157
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Publishing - 0.1% (Continued)
News Corp. - Class B	308	$10,568
		44,684
Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	944	224,917
Total Communication Services		3,261,777

Consumer Discretionary - 5.8%
Apparel Retail - 0.0%(b)
Abercrombie & Fitch Co. - Class A (a)	30	2,485
Gap, Inc.	911	19,869
		22,354
Apparel, Accessories & Luxury Goods - 0.2%
Columbia Sportswear Co.	65	3,970
Levi Strauss & Co. - Class A	270	4,992
PVH Corp.	217	14,886
Ralph Lauren Corp.	20	5,486
Tapestry, Inc.	572	50,228
VF Corp.	1,556	18,283
		97,845
Automobile Manufacturers - 0.8%
Ford Motor Co.	15,740	170,779
General Motors Co.	4,019	197,775
Stellantis NV	7,368	73,901
Thor Industries, Inc.	208	18,473
		460,928
Automotive Parts & Equipment - 0.2%
Aptiv PLC (a)	943	64,331
BorgWarner, Inc.	879	29,429
Gentex Corp.	430	9,456
Lear Corp.	220	20,896
		124,112
Automotive Retail - 0.2%
AutoNation, Inc. (a)	122	24,235
AutoZone, Inc. (a)	1	3,712
CarMax, Inc. (a)	520	34,949
Lithia Motors, Inc.	119	40,201
Murphy USA, Inc.	28	11,390
Penske Automotive Group, Inc.	65	11,168
		125,655
Broadline Retail - 0.2%
Dillard's, Inc. - Class A	20	8,356
eBay, Inc.	958	71,333
Etsy, Inc. (a)	212	10,634
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Broadline Retail - 0.2% (Continued)
Macy's, Inc.	1,085	$12,651
		102,974
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	233	18,228
International Game Technology PLC	424	6,703
MGM Resorts International (a)	450	15,476
Wynn Resorts Ltd.	196	18,359
		58,766
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	800	53,704

Consumer Discretionary - 0.0%
Viking Holdings Ltd. (a)	195	10,392

Distributors - 0.2%
Genuine Parts Co.	563	68,297
LKQ Corp.	1,056	39,083
Pool Corp.	45	13,117
		120,497
Footwear - 0.3%
Crocs, Inc. (a)	190	19,243
NIKE, Inc. - Class B	2,479	176,108
Skechers USA, Inc. - Class A (a)	197	12,431
		207,782
Home Furnishings - 0.1%
Mohawk Industries, Inc. (a)	213	22,331
Somnigroup International, Inc.	59	4,015
		26,346
Home Improvement Retail - 1.6%
Home Depot, Inc.	1,565	573,791
Lowe's Cos., Inc.	1,763	391,157
		964,948
Homebuilding - 0.6%
DR Horton, Inc.	1,113	143,488
Installed Building Products, Inc.	18	3,246
Lennar Corp. - Class A	923	102,093
Lennar Corp. - Class B	18	1,894
NVR, Inc. (a)	2	14,771
PulteGroup, Inc.	823	86,794
Toll Brothers, Inc.	330	37,663
TopBuild Corp. (a)	18	5,827
		395,776

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Homefurnishing Retail - 0.0%(b)
Wayfair, Inc. - Class A (a)	92	$4,705
Williams-Sonoma, Inc.	73	11,926
		16,631
Hotels, Resorts & Cruise Lines - 0.0%(b)
Travel + Leisure Co.	243	12,541
Wyndham Hotels & Resorts, Inc.	34	2,761
		15,302
Household Appliances - 0.0%(b)
Whirlpool Corp.	213	21,602

Housewares & Specialties - 0.0%(b)
Newell Brands, Inc.	1,531	8,267

Leisure Facilities - 0.0%(b)
Vail Resorts, Inc.	17	2,671

Leisure Products - 0.1%
Brunswick Corp.	275	15,191
Hasbro, Inc.	516	38,091
Mattel, Inc. (a)	1,212	23,901
YETI Holdings, Inc. (a)	25	788
		77,971
Motorcycle Manufacturers - 0.0%(b)
Harley-Davidson, Inc.	463	10,927

Other Specialty Retail - 0.1%
Bath & Body Works, Inc.	862	25,826
Dick's Sporting Goods, Inc.	167	33,034
Five Below, Inc. (a)	5	656
Tractor Supply Co.	384	20,264
Ulta Beauty, Inc. (a)	5	2,339
		82,119
Restaurants - 0.9%
Aramark	203	8,499
Darden Restaurants, Inc.	143	31,170
Domino's Pizza, Inc.	40	18,024
McDonald's Corp.	1,132	330,736
Starbucks Corp.	1,260	115,454
Yum! Brands, Inc.	338	50,085
		553,968
Specialized Consumer Services - 0.1%
ADT, Inc.	1,290	10,926
H&R Block, Inc.	550	30,190
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.1% (Continued)
Service Corp. International	290	$23,606
		64,722
Total Consumer Discretionary		3,626,259

Consumer Staples - 9.5%
Agricultural Products & Services - 0.3%
Archer-Daniels-Midland Co.	1,982	104,610
Bunge Global SA	531	42,629
Darling Ingredients, Inc. (a)	663	25,154
Ingredion, Inc.	250	33,905
		206,298
Brewers - 0.1%
Molson Coors Beverage Co. - Class B	671	32,268

Consumer Staples Merchandise Retail - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	313	33,751
Dollar General Corp.	826	94,478
Dollar Tree, Inc. (a)	820	81,213
Target Corp.	1,847	182,206
Walmart, Inc.	3,811	372,640
		764,288
Distillers & Vintners - 0.2%
Brown-Forman Corp. - Class A	1	27
Brown-Forman Corp. - Class B	811	21,824
Constellation Brands, Inc. - Class A	436	70,929
		92,780
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	2,786	31,983

Food Distributors - 0.2%
Performance Food Group Co. (a)	150	13,121
Sysco Corp.	1,418	107,399
US Foods Holding Corp. (a)	126	9,703
		130,223
Food Retail - 0.3%
Albertsons Cos., Inc. - Class A	1,248	26,844
Casey's General Stores, Inc.	25	12,757
Kroger Co.	2,460	176,456
		216,057
Household Products - 1.6%
Church & Dwight Co., Inc.	202	19,414
Clorox Co.	278	33,380
Colgate-Palmolive Co.	1,045	94,991
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Household Products - 1.6% (Continued)
Kimberly-Clark Corp.	1,334	$171,979
Procter & Gamble Co.	4,047	644,768
Reynolds Consumer Products, Inc.	334	7,154
		971,686
Packaged Foods & Meats - 1.4%
Conagra Brands, Inc.	1,891	38,709
Flowers Foods, Inc.	667	10,659
General Mills, Inc.	2,221	115,070
Hershey Co.	442	73,350
Hormel Foods Corp.	1,103	33,366
J M Smucker Co.	423	41,538
Kellanova	844	67,123
Kraft Heinz Co.	3,081	79,551
Lamb Weston Holdings, Inc.	233	12,081
Marzetti Co.	14	2,419
McCormick & Co., Inc.	629	47,691
Mondelez International, Inc. - Class A	4,028	271,648
Pilgrim's Pride Corp.	72	3,238
Post Holdings, Inc. (a)	160	17,445
The Campbell's Co.	755	23,141
Tyson Foods, Inc. - Class A	1,000	55,940
		892,969
Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	47	2,723
Coty, Inc. - Class A (a)	183	851
Estee Lauder Cos., Inc. - Class A	620	50,096
Kenvue, Inc.	4,727	98,936
		152,606
Soft Drinks & Non-alcoholic Beverages - 1.6%
Coca-Cola Co.	5,166	365,495
Coca-Cola Consolidated, Inc.	70	7,816
Keurig Dr Pepper, Inc.	4,208	139,116
PepsiCo, Inc.	3,599	475,212
Primo Brands Corp.	399	11,818
		999,457
Tobacco - 2.3%
Altria Group, Inc.	6,846	401,381
Philip Morris International, Inc.	5,554	1,011,550
		1,412,931
Total Consumer Staples		5,903,546

Energy - 9.9%
Integrated Oil & Gas - 4.8%
Chevron Corp.	6,630	949,350
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Integrated Oil & Gas - 4.8% (Continued)
Exxon Mobil Corp.	17,558	$1,892,752
Occidental Petroleum Corp.	2,714	114,015
		2,956,117
Oil & Gas Drilling - 0.0%(b)
Noble Corp. PLC	519	13,779
Transocean Ltd. (a)	2,806	7,268
		21,047
Oil & Gas Equipment & Services - 0.7%
Baker Hughes Co.	3,993	153,092
ChampionX Corp.	631	15,674
Halliburton Co.	3,393	69,149
NOV, Inc.	1,365	16,967
Schlumberger NV	5,651	191,004
Weatherford International PLC	93	4,679
		450,565
Oil & Gas Exploration & Production - 2.3%
Antero Resources Corp. (a)	881	35,487
APA Corp.	1,476	26,996
Chord Energy Corp.	253	24,503
ConocoPhillips	5,115	459,020
Coterra Energy, Inc.	2,886	73,247
Devon Energy Corp.	2,550	81,116
Diamondback Energy, Inc.	765	105,111
EOG Resources, Inc.	2,266	271,036
EQT Corp.	1,388	80,948
Expand Energy Corp.	935	109,339
Hess Corp.	59	8,174
Matador Resources Co.	427	20,376
Murphy Oil Corp.	630	14,175
Ovintiv, Inc.	1,067	40,599
Permian Resources Corp.	2,595	35,344
Range Resources Corp.	880	35,790
Venture Global, Inc. - Class A	145	2,259
Viper Energy, Inc.	271	10,333
		1,433,853
Oil & Gas Refining & Marketing - 1.0%
HF Sinclair Corp.	637	26,168
Marathon Petroleum Corp.	1,225	203,485
PBF Energy, Inc. - Class A	433	9,383
Phillips 66	1,664	198,515
Valero Energy Corp.	1,224	164,530
		602,081

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Oil & Gas Storage & Transportation - 1.1%
Cheniere Energy, Inc.	339	$82,553
DT Midstream, Inc.	239	26,269
Hess Midstream LP - Class A	303	11,669
Kinder Morgan, Inc.	7,841	230,525
Kinetik Holdings, Inc.	155	6,828
New Fortress Energy, Inc.	162	538
ONEOK, Inc.	1,878	153,301
Williams Cos., Inc.	2,688	168,833
		680,516
Total Energy		6,144,179

Financials - 22.3%
Asset Management & Custody Banks - 1.4%
Affiliated Managers Group, Inc.	118	23,219
Ameriprise Financial, Inc.	83	44,300
Bank of New York Mellon Corp.	1,732	157,803
Blackrock, Inc.	189	198,308
Blackstone, Inc.	104	15,556
Blue Owl Capital, Inc. - Class A	286	5,494
Carlyle Group, Inc.	1,079	55,461
Franklin Resources, Inc.	1,260	30,051
Invesco Ltd.	1,720	27,124
Northern Trust Corp.	767	97,248
SEI Investments Co.	240	21,566
State Street Corp.	1,119	118,994
T Rowe Price Group, Inc.	877	84,631
TPG, Inc.	21	1,101
		880,856
Commercial & Residential Mortgage Finance - 0.1%
Essent Group Ltd.	426	25,871
MGIC Investment Corp.	1,087	30,262
Radian Group, Inc.	627	22,584
UWM Holdings Corp.	77	319
		79,036
Consumer Finance - 1.2%
Ally Financial, Inc.	1,091	42,494
Capital One Financial Corp.	2,512	534,453
Credit Acceptance Corp. (a)	13	6,623
OneMain Holdings, Inc.	445	25,365
SLM Corp.	863	28,298
Synchrony Financial	1,403	93,636
		730,869

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Diversified Banks - 8.8%
Bank of America Corp.	25,695	$1,215,887
Citigroup, Inc.	7,583	645,465
Comerica, Inc.	483	28,811
Fifth Third Bancorp	2,726	112,120
JPMorgan Chase & Co.	6,938	2,011,396
KeyCorp	4,446	77,449
PNC Financial Services Group, Inc.	1,597	297,713
US Bancorp	6,234	282,089
Wells Fargo & Co.	10,067	806,568
		5,477,498
Diversified Financial Services - 0.2%
Corebridge Financial, Inc.	691	24,530
Equitable Holdings, Inc.	1,327	74,445
Voya Financial, Inc.	264	18,744
		117,719
Financial Exchanges & Data - 0.6%
Cboe Global Markets, Inc.	11	2,565
CME Group, Inc.	1,028	283,338
Intercontinental Exchange, Inc.	447	82,011
MarketAxess Holdings, Inc.	39	8,710
Nasdaq, Inc.	231	20,656
		397,280
Insurance Brokers - 0.1%
Marsh & McLennan Cos., Inc.	219	47,882
Willis Towers Watson PLC	101	30,957
		78,839
Investment Banking & Brokerage - 2.4%
Charles Schwab Corp.	4,582	418,062
Goldman Sachs Group, Inc.	748	529,397
Houlihan Lokey, Inc.	20	3,599
Interactive Brokers Group, Inc. - Class A	772	42,777
Jefferies Financial Group, Inc.	562	30,736
Lazard, Inc.	427	20,487
Morgan Stanley	2,863	403,282
Raymond James Financial, Inc.	169	25,920
Stifel Financial Corp.	275	28,539
		1,502,799

Life & Health Insurance - 1.3%
Aflac, Inc.	2,178	229,692
Globe Life, Inc.	356	44,247
Lincoln National Corp.	641	22,179
MetLife, Inc.	2,339	188,102
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Life & Health Insurance - 1.3% (Continued)
Primerica, Inc.	81	$22,167
Principal Financial Group, Inc.	920	73,076
Prudential Financial, Inc.	1,435	154,176
Unum Group	652	52,656
		786,295
Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (a)	1,095	531,918

Property & Casualty Insurance - 3.0%
Allstate Corp.	536	107,902
American Financial Group, Inc.	300	37,863
American International Group, Inc.	2,365	202,420
Arch Capital Group Ltd.	1,439	131,021
Assurant, Inc.	214	42,263
Axis Capital Holdings Ltd.	322	33,430
Chubb Ltd.	1,515	438,926
Cincinnati Financial Corp.	540	80,417
Fidelity National Financial, Inc.	1,044	58,527
First American Financial Corp.	428	26,275
Hanover Insurance Group, Inc.	134	22,763
Hartford Insurance Group, Inc.	1,170	148,438
Loews Corp.	731	67,004
Markel Group, Inc. (a)	51	101,865
Old Republic International Corp.	869	33,404
RLI Corp.	4	289
Selective Insurance Group, Inc.	228	19,756
Travelers Cos., Inc.	906	242,391
W R Berkley Corp.	941	69,135
		1,864,089
Regional Banks - 1.7%
Bank OZK	428	20,142
BOK Financial Corp.	40	3,905
Citizens Financial Group, Inc.	1,594	71,332
Commerce Bancshares, Inc.	285	17,718
Cullen/Frost Bankers, Inc.	221	28,407
East West Bancorp, Inc.	483	48,773
First Financial Bankshares, Inc.	238	8,563
First Horizon Corp.	1,997	42,336
Flagstar Financial, Inc.	1,106	11,724
Huntington Bancshares, Inc.	5,789	97,024
M&T Bank Corp.	653	126,676
Pinnacle Financial Partners, Inc.	130	14,353
Popular, Inc.	320	35,267
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Regional Banks - 1.7% (Continued)
Prosperity Bancshares, Inc.	373	$26,200
Regions Financial Corp.	3,783	88,976
SouthState Corp.	374	34,419
Synovus Financial Corp.	580	30,015
TFS Financial Corp.	210	2,720
Truist Financial Corp.	5,329	229,094
United Bankshares, Inc.	467	17,013
Webster Financial Corp.	654	35,708
Western Alliance Bancorp	281	21,912
Wintrust Financial Corp.	213	26,408
Zions Bancorp NA	584	30,333
		1,069,018
Reinsurance - 0.2%
Everest Group Ltd.	192	65,251
Reinsurance Group of America, Inc.	255	50,582
RenaissanceRe Holdings Ltd.	158	38,378
		154,211
Transaction & Payment Processing Services - 0.4%
Euronet Worldwide, Inc. (a)	134	13,585
Fidelity National Information Services, Inc.	1,098	89,388
Global Payments, Inc.	879	70,355
Jack Henry & Associates, Inc.	12	2,162
PayPal Holdings, Inc. (a)	615	45,707
Western Union Co.	1,481	12,470
WEX, Inc. (a)	10	1,469
		235,136
Total Financials		13,905,563

Health Care - 14.6%
Biotechnology - 2.6%
AbbVie, Inc.	3,571	662,849
Amgen, Inc.	1,248	348,454
Biogen, Inc. (a)	588	73,847
BioMarin Pharmaceutical, Inc. (a)	103	5,662
CRISPR Therapeutics AG (a)	219	10,652
Cytokinetics, Inc. (a)	106	3,502
Gilead Sciences, Inc.	4,257	471,973
Moderna, Inc. (a)	740	20,417
Regeneron Pharmaceuticals, Inc.	45	23,625
Summit Therapeutics, Inc. (a)	243	5,171
		1,626,152

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Health Care Distributors - 1.3%
Cardinal Health, Inc.	988	$165,984
Cencora, Inc.	744	223,088
Henry Schein, Inc. (a)	450	32,873
McKesson Corp.	506	370,787
		792,732
Health Care Equipment - 1.8%
Abbott Laboratories	2,204	299,766
Baxter International, Inc.	2,056	62,256
Becton Dickinson & Co.	748	128,843
GE HealthCare Technologies, Inc.	598	44,294
Glaukos Corp. (a)	2	207
Hologic, Inc. (a)	651	42,419
Medtronic PLC	5,182	451,715
STERIS PLC	89	21,379
Teleflex, Inc.	174	20,595
Zimmer Biomet Holdings, Inc.	744	67,860
		1,139,334
Health Care Facilities - 0.6%
Acadia Healthcare Co., Inc. (a)	368	8,350
Encompass Health Corp.	184	22,564
HCA Healthcare, Inc.	583	223,347
Tenet Healthcare Corp. (a)	381	67,056
Universal Health Services, Inc. - Class B	225	40,759
		362,076
Health Care Services - 1.5%
Chemed Corp.	6	2,922
Cigna Group	1,123	371,241
CVS Health Corp.	5,032	347,107
DaVita, Inc. (a)	105	14,957
Labcorp Holdings, Inc.	335	87,941
Option Care Health, Inc. (a)	306	9,939
Quest Diagnostics, Inc.	463	83,169
		917,276
Health Care Supplies - 0.0%(b)
Align Technology, Inc. (a)	11	2,083
Cooper Cos., Inc. (a)	41	2,918
Dentsply Sirona, Inc.	846	13,434
Solventum Corp. (a)	273	20,704
		39,139

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	104	12,273
Avantor, Inc. (a)	1,331	17,915
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 0.6% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a)	61	$14,720
Charles River Laboratories International, Inc. (a)	100	15,173
Danaher Corp.	957	189,046
ICON PLC (a)	128	18,618
IQVIA Holdings, Inc. (a)	15	2,364
Revvity, Inc.	462	44,685
Thermo Fisher Scientific, Inc.	242	98,121
		412,915
Managed Health Care - 1.7%
Centene Corp. (a)	2,025	109,917
Elevance Health, Inc.	900	350,064
Humana, Inc.	493	120,529
Molina Healthcare, Inc. (a)	149	44,387
UnitedHealth Group, Inc.	1,328	414,296
		1,039,193
Pharmaceuticals - 4.5%
Bristol-Myers Squibb Co.	8,195	379,347
Elanco Animal Health, Inc. (a)	1,744	24,904
Jazz Pharmaceuticals PLC (a)	213	22,604
Johnson & Johnson	9,779	1,493,742
Merck & Co., Inc.	2,460	194,734
Organon & Co.	1,104	10,687
Perrigo Co. PLC	492	13,146
Pfizer, Inc.	22,731	550,999
Royalty Pharma PLC - Class A	1,498	53,973
Viatris, Inc.	4,822	43,060
		2,787,196
Total Health Care		9,116,013

Industrials - 9.2%
Aerospace & Defense - 2.4%
Boeing Co. (a)	228	47,773
BWX Technologies, Inc.	1	144
General Dynamics Corp.	613	178,788
Hexcel Corp.	128	7,231
Huntington Ingalls Industries, Inc.	145	35,012
L3Harris Technologies, Inc.	565	141,725
Lockheed Martin Corp.	809	374,680
Northrop Grumman Corp.	302	150,994
Rocket Lab Corp. (a)	437	15,631
RTX Corp.	2,891	422,144
StandardAero, Inc. (a)	10	316
Textron, Inc.	581	46,648
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Aerospace & Defense - 2.4% (Continued)
TransDigm Group, Inc.	33	$50,181
Woodward, Inc.	33	8,088
		1,479,355
Agricultural & Farm Machinery - 0.5%
AGCO Corp.	228	23,521
CNH Industrial NV	3,543	45,917
Deere & Co.	423	215,091
Toro Co.	224	15,832
		300,361
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	273	26,194
Expeditors International of Washington, Inc.	311	35,532
FedEx Corp.	857	194,805
GXO Logistics, Inc. (a)	275	13,392
United Parcel Service, Inc. - Class B	2,958	298,581
		568,504
Building Products - 0.6%
A O Smith Corp.	207	13,573
Advanced Drainage Systems, Inc.	65	7,466
Allegion PLC	117	16,862
Builders FirstSource, Inc. (a)	335	39,091
Carlisle Cos., Inc.	33	12,322
Carrier Global Corp.	580	42,450
Fortune Brands Innovations, Inc.	336	17,297
Johnson Controls International PLC	1,320	139,418
Masco Corp.	607	39,067
Owens Corning	336	46,207
Simpson Manufacturing Co., Inc.	3	466
UFP Industries, Inc.	227	22,555
		396,774
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	117	16,801
Knight-Swift Transportation Holdings, Inc.	365	16,144
Landstar System, Inc.	68	9,453
U-Haul Holding Co.	172	9,352
U-Haul Holding Co. (a)	7	424
		52,174
Construction & Engineering - 0.2%
AECOM	175	19,751
API Group Corp. (a)	501	25,576
Everus Construction Group, Inc. (a)	56	3,558
Fluor Corp. (a)	687	35,222
MasTec, Inc. (a)	102	17,384
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Construction & Engineering - 0.2% (Continued)
Valmont Industries, Inc.	20	$6,531
		108,022
Construction Machinery & Heavy Transportation Equipment - 0.7%
Allison Transmission Holdings, Inc.	77	7,314
Caterpillar, Inc.	451	175,083
Cummins, Inc.	141	46,177
Oshkosh Corp.	251	28,499
PACCAR, Inc.	2,073	197,059
		454,132
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	5	1,215
Concentrix Corp.	217	11,470
Genpact Ltd.	719	31,643
Maximus, Inc.	229	16,076
SS&C Technologies Holdings, Inc.	404	33,451
		93,855
Electrical Components & Equipment - 0.3%
Acuity, Inc.	37	11,039
Emerson Electric Co.	709	94,531
Generac Holdings, Inc. (a)	50	7,160
NEXTracker, Inc. - Class A (a)	547	29,740
nVent Electric PLC	34	2,490
Regal Rexnord Corp.	225	32,616
Sensata Technologies Holding PLC	605	18,217
		195,793
Environmental & Facilities Services - 0.0%(b)
Waste Management, Inc.	50	11,441

Human Resource & Employment Services - 0.1%
Automatic Data Processing, Inc.	25	7,710
Paychex, Inc.	229	33,310
Robert Half, Inc.	226	9,277
TriNet Group, Inc.	27	1,975
		52,272
Industrial Conglomerates - 0.9%
3M Co.	1,901	289,408
Honeywell International, Inc.	1,032	240,332
		529,740
Industrial Machinery & Supplies & Components - 0.7%
Donaldson Co., Inc.	189	13,107
Dover Corp.	192	35,180
Flowserve Corp.	234	12,250
Fortive Corp.	194	10,113
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7% (Continued)
Gates Industrial Corp. PLC (a)	650	$14,970
Graco, Inc.	56	4,814
IDEX Corp.	56	9,832
Illinois Tool Works, Inc.	267	66,016
ITT, Inc.	27	4,235
Lincoln Electric Holdings, Inc.	22	4,561
Middleby Corp. (a)	147	21,168
Mueller Industries, Inc.	224	17,801
Nordson Corp.	66	14,149
Otis Worldwide Corp.	609	60,303
Pentair PLC	99	10,163
Snap-on, Inc.	149	46,366
Stanley Black & Decker, Inc.	663	44,918
Timken Co.	236	17,122
Watts Water Technologies, Inc. - Class A	9	2,213
Xylem, Inc.	220	28,459
		437,740
Office Services & Supplies - 0.0%(b)
MSA Safety, Inc.	34	5,696

Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	43	2,128
American Airlines Group, Inc. (a)	642	7,203
Delta Air Lines, Inc.	474	23,311
United Airlines Holdings, Inc. (a)	328	26,119
		58,761
Rail Transportation - 0.8%
CSX Corp.	3,635	118,610
Norfolk Southern Corp.	548	140,272
Union Pacific Corp.	1,012	232,841
		491,723
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	342	8,077
Booz Allen Hamilton Holding Corp.	113	11,767
CACI International, Inc. - Class A (a)	32	15,254
Clarivate PLC (a)	1,395	5,998
FTI Consulting, Inc. (a)	37	5,976
Jacobs Solutions, Inc.	382	50,214
KBR, Inc.	227	10,882
Leidos Holdings, Inc.	289	45,593
Science Applications International Corp.	141	15,878
		169,639

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.5%
AerCap Holdings NV	747	$87,399
Air Lease Corp.	426	24,917
Applied Industrial Technologies, Inc.	11	2,557
Core & Main, Inc. - Class A (a)	125	7,544
Fastenal Co.	282	11,844
Ferguson Enterprises, Inc.	354	77,083
MSC Industrial Direct Co., Inc. - Class A	156	13,263
SiteOne Landscape Supply, Inc. (a)	5	605
United Rentals, Inc.	50	37,670
Watsco, Inc.	13	5,741
Wesco International, Inc.	209	38,707
		307,330
Total Industrials		5,713,312

Information Technology - 8.4%
Application Software - 0.1%
Circle Internet Group, Inc. (a)	69	12,509
Procore Technologies, Inc. (a)	3	205
Roper Technologies, Inc.	17	9,636
Zoom Communications, Inc. - Class A (a)	206	16,064
		38,414
Communications Equipment - 1.1%
Cisco Systems, Inc.	9,360	649,397
F5, Inc. (a)	46	13,538
Juniper Networks, Inc.	703	28,071
		691,006
Electronic Components - 0.1%
Corning, Inc.	1,524	80,147
Littelfuse, Inc.	38	8,616
		88,763
Electronic Equipment & Instrum - 0.0%(b)
Ralliant Corp. (a)	65	3,136

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	125	3,965
Crane NXT Co.	156	8,409
Teledyne Technologies, Inc. (a)	40	20,492
Trimble, Inc. (a)	152	11,549
Vontier Corp.	260	9,594
Zebra Technologies Corp. - Class A (a)	40	12,334
		66,343

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.4%
Flex Ltd. (a)	1,262	$62,999
Jabil, Inc.	200	43,620
TE Connectivity PLC	763	128,695
		235,314
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (a)	295	23,529
CoreWeave, Inc. - Class A (a)	77	12,556
VeriSign, Inc.	33	9,530
		45,615
IT Consulting & Other Services - 1.9%
Accenture PLC - Class A	256	76,516
Amdocs Ltd.	387	35,310
Cognizant Technology Solutions Corp. - Class A	1,525	118,996
DXC Technology Co. (a)	627	9,587
EPAM Systems, Inc. (a)	2	353
International Business Machines Corp.	3,267	963,046
Kyndryl Holdings, Inc. (a)	273	11,455
		1,215,263
Semiconductor Materials & Equipment - 0.3%
Amkor Technology, Inc.	232	4,870
Applied Materials, Inc.	514	94,098
Entegris, Inc.	7	565
Lam Research Corp.	511	49,741
MKS, Inc.	168	16,692
Teradyne, Inc.	132	11,869
		177,835
Semiconductors - 3.1%
Analog Devices, Inc.	154	36,655
Cirrus Logic, Inc. (a)	95	9,904
First Solar, Inc. (a)	73	12,084
GlobalFoundries, Inc. (a)	10	382
Intel Corp.	15,870	355,488
Microchip Technology, Inc.	599	42,152
Micron Technology, Inc.	4,491	553,516
NXP Semiconductors NV	301	65,766
ON Semiconductor Corp. (a)	964	50,523
Qorvo, Inc. (a)	364	30,907
Qualcomm, Inc.	2,210	351,965
Silicon Laboratories, Inc. (a)	53	7,810
Skyworks Solutions, Inc.	645	48,065
Synaptics, Inc. (a)	18	1,167
Texas Instruments, Inc.	1,681	349,009
		1,915,393

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Systems Software - 0.0%(b)
Dolby Laboratories, Inc. - Class A	31	$2,302
Gen Digital, Inc.	1,181	34,722
		37,024
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	215	27,397
CDW Corp.	323	57,685
TD Synnex Corp.	258	35,011
		120,093
Technology Hardware, Storage & Peripherals - 1.0%
Dell Technologies, Inc. - Class C	1,042	127,749
Hewlett Packard Enterprise Co.	5,222	106,790
HP, Inc.	3,785	92,581
NetApp, Inc.	301	32,071
Sandisk Corp. (a)	516	23,401
Seagate Technology Holdings PLC	854	123,258
Western Digital Corp.	1,526	97,649
		603,499
Total Information Technology		5,237,698

Materials - 3.7%
Aluminum - 0.0%(b)
Alcoa Corp.	404	11,922

Commodity Chemicals - 0.3%
Dow, Inc.	2,960	78,381
LyondellBasell Industries NV - Class A	1,046	60,521
Olin Corp.	486	9,764
Westlake Corp.	32	2,430
		151,096
Construction Materials - 0.2%
CRH PLC	1,250	114,750
Eagle Materials, Inc.	12	2,426
Martin Marietta Materials, Inc.	23	12,626
		129,802
Copper - 0.2%
Freeport-McMoRan, Inc.	2,944	127,622

Fertilizers & Agricultural Chemicals - 0.4%
CF Industries Holdings, Inc.	733	67,436
Corteva, Inc.	1,474	109,857
FMC Corp.	464	19,372
Mosaic Co.	1,288	46,986
Scotts Miracle-Gro Co.	214	14,116
		257,767

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Gold - 0.5%
Newmont Corp.	4,600	$267,996
Royal Gold, Inc.	30	5,335
		273,331
Industrial Gases - 0.3%
Air Products and Chemicals, Inc.	376	106,055
Linde PLC	208	97,589
		203,644
Metal, Glass & Plastic Containers - 0.2%
AptarGroup, Inc.	106	16,581
Ball Corp.	874	49,023
Crown Holdings, Inc.	496	51,078
		116,682
Paper & Plastic Packaging Products & Materials - 0.5%
Amcor PLC	9,020	82,894
Avery Dennison Corp.	167	29,303
Graphic Packaging Holding Co.	1,097	23,114
International Paper Co.	2,142	100,310
Packaging Corp. of America	188	35,429
Sealed Air Corp.	543	16,849
Smurfit WestRock PLC	433	18,684
Sonoco Products Co.	326	14,200
		320,783
Specialty Chemicals - 0.6%
Albemarle Corp.	466	29,204
Ashland, Inc.	168	8,447
Axalta Coating Systems Ltd. (a)	346	10,273
Celanese Corp.	455	25,175
DuPont de Nemours, Inc.	1,245	85,395
Eastman Chemical Co.	513	38,301
International Flavors & Fragrances, Inc.	1,050	77,227
PPG Industries, Inc.	756	85,995
RPM International, Inc.	183	20,101
		380,118
Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	1,755	13,338
Commercial Metals Co.	440	21,520
Nucor Corp.	946	122,545
Reliance, Inc.	218	68,430
Steel Dynamics, Inc.	550	70,406
		296,239
Total Materials		2,269,006

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (a)	138	$19,337
Jones Lang LaSalle, Inc. (a)	143	36,576
Zillow Group, Inc. - Class A (a)	25	1,712
Zillow Group, Inc. - Class C (a)	74	5,184
Total Real Estate		62,809

Utilities - 6.9%
Electric Utilities - 4.4%
Alliant Energy Corp.	1,100	66,517
American Electric Power Co., Inc.	2,147	222,773
Constellation Energy Corp.	8	2,582
Duke Energy Corp.	3,109	366,862
Edison International	1,600	82,560
Entergy Corp.	1,731	143,881
Evergy, Inc.	937	64,587
Eversource Energy	1,415	90,022
Exelon Corp.	4,058	176,198
FirstEnergy Corp.	2,254	90,746
IDACORP, Inc.	217	25,053
NextEra Energy, Inc.	5,261	365,219
NRG Energy, Inc.	816	131,033
OGE Energy Corp.	730	32,397
PG&E Corp.	8,825	123,020
Pinnacle West Capital Corp.	444	39,725
Portland General Electric Co.	489	19,868
PPL Corp.	2,559	86,725
Southern Co.	4,365	400,838
TXNM Energy, Inc.	324	18,248
Xcel Energy, Inc.	2,406	163,849
		2,712,703
Gas Utilities - 0.2%
Atmos Energy Corp.	558	85,993
MDU Resources Group, Inc.	704	11,736
National Fuel Gas Co.	329	27,870
UGI Corp.	839	30,556
		156,155
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,798	29,435
Talen Energy Corp. (a)	35	10,177
		39,612

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 95.6% (CONTINUED)	Shares	Value
Multi-Utilities - 2.0%
Ameren Corp.	1,073	$103,051
Black Hills Corp.	231	12,959
CenterPoint Energy, Inc.	2,626	96,479
CMS Energy Corp.	1,151	79,741
Consolidated Edison, Inc.	1,379	138,383
Dominion Energy, Inc.	3,395	191,885
DTE Energy Co.	765	101,332
NiSource, Inc.	2,029	81,850
Public Service Enterprise Group, Inc.	1,525	128,374
Sempra	2,193	166,164
WEC Energy Group, Inc.	1,324	137,961
		1,238,179
Renewable Electricity - 0.0%(b)
Clearway Energy, Inc. - Class A	54	1,634
Clearway Energy, Inc. - Class C	260	8,320
		9,954
Water Utilities - 0.2%
American Water Works Co., Inc.	608	84,579
Essential Utilities, Inc.	1,076	39,962
		124,541
Total Utilities		4,281,144
TOTAL COMMON STOCKS (Cost $55,321,464)		59,521,306

REAL ESTATE INVESTMENT TRUSTS - 4.2%
Financials - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	4,279	39,324
Annaly Capital Management, Inc.	2,260	42,533
Rithm Capital Corp.	1,941	21,914
Starwood Property Trust, Inc.	1,108	22,238
Total Financials		126,009

Real Estate - 4.0%
Data Center REITs - 0.1%
Digital Realty Trust, Inc.	491	85,596

Diversified REITs - 0.1%
WP Carey, Inc.	842	52,524

Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	582	42,271
Healthcare Realty Trust, Inc.	1,495	23,711

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 4.2% (CONTINUED)	Shares	Value
Health Care REITs - 0.5% (Continued
Healthpeak Properties, Inc.	2,395	$41,936
Omega Healthcare Investors, Inc.	1,105	40,498
Ventas, Inc.	1,640	103,566
Welltower, Inc.	203	31,207
		283,189
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	1,580	24,269

Industrial REITs - 0.4%
Americold Realty Trust, Inc.	1,096	18,226
EastGroup Properties, Inc.	60	10,027
First Industrial Realty Trust, Inc.	164	7,893
Lineage, Inc.	113	4,918
Prologis, Inc.	1,748	183,750
Rexford Industrial Realty, Inc.	687	24,437
STAG Industrial, Inc.	538	19,519
		268,770
Multi-Family Residential REITs - 0.4%
AvalonBay Communities, Inc.	249	50,672
Camden Property Trust	199	22,425
Equity Residential	850	57,367
Essex Property Trust, Inc.	155	43,927
Mid-America Apartment Communities, Inc.	232	34,338
UDR, Inc.	547	22,334
		231,063
Office REITs - 0.1%
BXP, Inc.	644	43,451
Cousins Properties, Inc.	903	27,117
Kilroy Realty Corp.	444	15,233
		85,801
Other Specialized REITs - 0.4%
Gaming and Leisure Properties, Inc.	1,062	49,574
Iron Mountain, Inc.	262	26,873
Lamar Advertising Co. - Class A	186	22,573
VICI Properties, Inc.	4,210	137,246
		236,266
Retail REITs - 0.8%
Agree Realty Corp.	372	27,178
Brixmor Property Group, Inc.	848	22,082
Federal Realty Investment Trust	147	13,964
Kimco Realty Corp.	2,062	43,343
NNN REIT, Inc.	681	29,406
The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 4.2% (CONTINUED)	Shares	Value
Retail REITs - 0.8% (Continued)
Realty Income Corp.	3,523	$202,960
Regency Centers Corp.	453	32,267
Simon Property Group, Inc.	923	148,381
		519,581
Self-Storage REITs - 0.3%
CubeSmart	634	26,945
Extra Space Storage, Inc.	582	85,810
National Storage Affiliates Trust	249	7,966
Public Storage	226	66,313
		187,034
Single-Family Residential REITs - 0.2%
American Homes 4 Rent - Class A	348	12,552
Equity LifeStyle Properties, Inc.	208	12,827
Invitation Homes, Inc.	926	30,373
Sun Communities, Inc.	263	33,267
		89,019
Telecom Tower REITs - 0.5%
American Tower Corp.	729	161,124
Crown Castle, Inc.	1,703	174,949
		336,073
Timber REITs - 0.2%
Rayonier, Inc.	601	13,330
Weyerhaeuser Co.	2,930	75,272
		88,602
Total Real Estate		2,487,787
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,623,743)		2,613,796

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (c)	59,372	59,372
TOTAL SHORT-TERM INVESTMENTS (Cost $59,372)		59,372

TOTAL INVESTMENTS - 99.9% (Cost $58,004,579)		$62,194,474
Other Assets in Excess of Liabilities - 0.1%		56,260
TOTAL NET ASSETS - 100.0%		$62,250,734

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

STRIVE 1000 VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 98.1%	Shares	Value
Communication Services - 10.1%
Advertising - 0.1%
Omnicom Group, Inc.	3,297	$237,186
Trade Desk, Inc. - Class A (a)	7,414	533,734
		770,920
Broadcasting - 0.0%(b)
Fox Corp. - Class A	3,568	199,951
Fox Corp. - Class B	1,950	100,678
		300,629
Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	1,481	605,448
Comcast Corp. - Class A	66,060	2,357,681
		2,963,129
Integrated Telecommunication Services - 0.7%
AT&T, Inc.	124,758	3,610,496
Verizon Communications, Inc.	67,448	2,918,475
		6,528,971
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	4,660	744,202
Roblox Corp. - Class A (a)	9,771	1,027,909
Take-Two Interactive Software, Inc. (a)	2,918	708,637
		2,480,748
Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	101,649	17,913,603
Alphabet, Inc. - Class C	82,005	14,546,867
Meta Platforms, Inc. - Class A	38,181	28,181,014
Pinterest, Inc. - Class A (a)	9,834	352,647
Reddit, Inc. - Class A (a)	1,696	255,367
Snap, Inc. - Class A (a)	17,350	150,772
		61,400,270
Movies & Entertainment - 1.9%
Liberty Media Corp.-Liberty Formula One - Class A (a)	255	24,215
Liberty Media Corp.-Liberty Formula One - Class C (a)	3,579	374,005
Live Nation Entertainment, Inc. (a)	2,568	388,487
Netflix, Inc. (a)	7,386	9,890,814
Spotify Technology SA (a)	2,252	1,728,050
TKO Group Holdings, Inc.	1,129	205,422
Walt Disney Co.	32,176	3,990,146
Warner Bros Discovery, Inc. (a)	38,028	435,801
Warner Music Group Corp. - Class A	2,322	63,251
		17,100,191
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	8,236	1,962,309
Total Communication Services		93,507,167

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Discretionary - 10.3%
Apparel Retail - 0.4%
Ross Stores, Inc.	5,570	$710,620
TJX Cos., Inc.	20,159	2,489,435
		3,200,055
Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	1,813	430,733

Automobile Manufacturers - 1.9%
Ford Motor Co.	67,996	737,757
General Motors Co.	17,264	849,561
Rivian Automotive, Inc. - Class A (a)	12,831	176,298
Stellantis NV	31,699	317,941
Tesla, Inc. (a)	49,262	15,648,567
		17,730,124
Automotive Parts & Equipment - 0.0%(b)
Aptiv PLC (a)	3,945	269,128

Automotive Retail - 0.3%
AutoZone, Inc. (a)	273	1,013,439
Carvana Co. (a)	2,011	677,626
O'Reilly Automotive, Inc. (a)	15,423	1,390,075
		3,081,140
Broadline Retail - 4.0%
Amazon.com, Inc. (a)	167,350	36,714,917
eBay, Inc.	8,272	615,933
		37,330,850
Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	8,043	344,964
Las Vegas Sands Corp.	5,915	257,362
		602,326
Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	3,360	225,557

Consumer Electronics - 0.1%
Garmin Ltd.	2,677	558,743

Distributors - 0.0%(b)
Genuine Parts Co.	2,364	286,777

Footwear - 0.2%
Deckers Outdoor Corp. (a)	2,827	291,379
NIKE, Inc. - Class B	20,117	1,429,112
		1,720,491

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Home Improvement Retail - 0.9%
Home Depot, Inc.	17,547	$6,433,432
Lowe's Cos., Inc.	9,810	2,176,545
		8,609,977
Homebuilding - 0.2%
DR Horton, Inc.	4,908	632,739
Lennar Corp. - Class A	3,704	409,699
Lennar Corp. - Class B	109	11,472
NVR, Inc. (a)	48	354,512
PulteGroup, Inc.	3,473	366,263
		1,774,685
Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	1,985	324,289

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	6,481	857,695
Booking Holdings, Inc.	565	3,270,921
Carnival Corp. (a)	16,930	476,071
Expedia Group, Inc.	2,313	390,157
Hilton Worldwide Holdings, Inc.	4,082	1,087,200
Marriott International, Inc. - Class A	3,809	1,040,657
Royal Caribbean Cruises Ltd.	4,001	1,252,873
		8,375,574
Other Specialty Retail - 0.1%
Tractor Supply Co.	9,290	490,233
Ulta Beauty, Inc. (a)	752	351,801
		842,034
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	23,840	1,338,616
Darden Restaurants, Inc.	1,903	414,797
Domino's Pizza, Inc.	623	280,724
DoorDash, Inc. - Class A (a)	6,621	1,632,143
McDonald's Corp.	12,438	3,634,010
Starbucks Corp.	19,344	1,772,491
Yum! Brands, Inc.	4,786	709,189
		9,781,970
Total Consumer Discretionary		95,144,453

Consumer Staples - 5.3%
Agricultural Products & Services - 0.0%(b)
Archer-Daniels-Midland Co.	8,194	432,479

Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	7,775	7,696,784
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Consumer Staples Merchandise Retail - 1.8% (Continued)
Dollar General Corp.	3,729	$426,523
Dollar Tree, Inc. (a)	3,117	308,708
Target Corp.	7,905	779,828
Walmart, Inc.	75,989	7,430,204
		16,642,047
Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class A	526	14,449
Brown-Forman Corp. - Class B	5,014	134,927
Constellation Brands, Inc. - Class A	2,613	425,083
		574,459
Food Distributors - 0.1%
Sysco Corp.	8,345	632,050

Food Retail - 0.1%
Kroger Co.	11,578	830,490

Household Products - 1.0%
Church & Dwight Co., Inc.	4,141	397,991
Clorox Co.	2,009	241,221
Colgate-Palmolive Co.	14,146	1,285,871
Kimberly-Clark Corp.	5,736	739,485
Procter & Gamble Co.	40,796	6,499,619
		9,164,187
Packaged Foods & Meats - 0.4%
General Mills, Inc.	9,638	499,345
Hershey Co.	2,474	410,560
Hormel Foods Corp.	4,852	146,773
Kellanova	4,647	369,576
Kraft Heinz Co.	14,981	386,809
McCormick & Co., Inc.	4,266	323,448
Mondelez International, Inc. - Class A	23,452	1,581,603
Tyson Foods, Inc. - Class A	4,807	268,904
		3,987,018
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	3,677	297,102
Kenvue, Inc.	33,398	699,020
		996,122
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	61,236	4,332,447
Keurig Dr Pepper, Inc.	19,600	647,976
Monster Beverage Corp. (a)	12,573	787,573
PepsiCo, Inc.	23,853	3,149,550
		8,917,546

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Tobacco - 0.7%
Altria Group, Inc.	29,433	$1,725,657
Philip Morris International, Inc.	26,995	4,916,599
		6,642,256
Total Consumer Staples		48,818,654

Energy - 3.0%
Integrated Oil & Gas - 1.4%
Chevron Corp.	28,519	4,083,636
Exxon Mobil Corp.	75,527	8,141,810
Occidental Petroleum Corp.	11,702	491,601
		12,717,047
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	17,054	653,850
Halliburton Co.	14,142	288,214
Schlumberger NV	24,223	818,738
		1,760,802
Oil & Gas Exploration & Production - 0.7%
ConocoPhillips	22,387	2,009,009
Coterra Energy, Inc.	12,325	312,809
Devon Energy Corp.	11,246	357,735
Diamondback Energy, Inc.	3,219	442,291
EOG Resources, Inc.	9,802	1,172,417
EQT Corp.	10,689	623,383
Expand Energy Corp.	3,814	446,009
Hess Corp.	5,039	698,103
Texas Pacific Land Corp.	310	327,481
Venture Global, Inc. - Class A	1,185	18,462
		6,407,699
Oil & Gas Refining & Marketing - 0.2%
Marathon Petroleum Corp.	5,532	918,920
Phillips 66	7,379	880,315
Valero Energy Corp.	5,450	732,589
		2,531,824
Oil & Gas Storage & Transportation - 0.5%
Cheniere Energy, Inc.	3,662	891,770
Kinder Morgan, Inc.	33,309	979,285
ONEOK, Inc.	10,118	825,932
Targa Resources Corp.	3,648	635,044
Williams Cos., Inc.	21,021	1,320,329
		4,652,360
Total Energy		28,069,732

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Financials - 13.8%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	1,579	$842,760
Ares Management Corp. - Class A	3,293	570,348
Bank of New York Mellon Corp.	12,564	1,144,706
Blackrock, Inc.	2,470	2,591,647
Blackstone, Inc.	12,413	1,856,737
Blue Owl Capital, Inc. - Class A	9,767	187,624
KKR & Co., Inc.	11,638	1,548,203
Northern Trust Corp.	3,244	411,307
State Street Corp.	4,824	512,984
T Rowe Price Group, Inc.	3,684	355,506
TPG, Inc.	1,340	70,283
		10,092,105
Commercial & Residential Mortgage Finance - 0.0%(b)
Rocket Cos., Inc. - Class A	1,373	19,469

Consumer Finance - 0.6%
American Express Co.	8,712	2,778,954
Capital One Financial Corp.	11,227	2,388,656
Synchrony Financial	7,004	467,447
		5,635,057
Diversified Banks - 3.3%
Bank of America Corp.	120,673	5,710,246
Citigroup, Inc.	31,808	2,707,497
Fifth Third Bancorp	11,704	481,386
First Citizens BancShares, Inc. - Class A	166	324,774
JPMorgan Chase & Co.	48,248	13,987,578
PNC Financial Services Group, Inc.	6,731	1,254,793
US Bancorp	26,810	1,213,152
Wells Fargo & Co.	58,000	4,646,960
		30,326,386
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	6,990	991,671
Corebridge Financial, Inc.	4,318	153,289
		1,144,960
Financial Exchanges & Data - 1.3%
Cboe Global Markets, Inc.	1,699	396,224
CME Group, Inc.	6,306	1,738,060
Coinbase Global, Inc. - Class A (a)	3,517	1,232,673
FactSet Research Systems, Inc.	619	276,866
Intercontinental Exchange, Inc.	9,907	1,817,637
Moody's Corp.	2,646	1,327,207
MSCI, Inc.	1,236	712,851
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.3% (Continued)
Nasdaq, Inc.	7,931	$709,190
S&P Global, Inc.	5,478	2,888,495
Tradeweb Markets, Inc. - Class A	1,882	275,525
		11,374,728
Insurance Brokers - 0.6%
Aon PLC - Class A	3,537	1,261,860
Arthur J Gallagher & Co.	4,258	1,363,071
Brown & Brown, Inc.	4,015	445,143
Marsh & McLennan Cos., Inc.	8,452	1,847,945
Willis Towers Watson PLC	1,636	501,434
		5,419,453
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	29,848	2,723,331
Goldman Sachs Group, Inc.	5,343	3,781,508
Interactive Brokers Group, Inc. - Class A	6,336	351,078
LPL Financial Holdings, Inc.	1,208	452,964
Morgan Stanley	21,379	3,011,446
Raymond James Financial, Inc.	3,143	482,042
Robinhood Markets, Inc. - Class A (a)	13,008	1,217,939
		12,020,308
Life & Health Insurance - 0.3%
Aflac, Inc.	9,781	1,031,504
MetLife, Inc.	10,258	824,949
Principal Financial Group, Inc.	3,853	306,044
Prudential Financial, Inc.	6,094	654,739
		2,817,236
Multi-Sector Holdings - 1.2%
Berkshire Hathaway, Inc. - Class B (a)	23,012	11,178,539

Property & Casualty Insurance - 1.1%
Allstate Corp.	4,398	885,361
American International Group, Inc.	10,739	919,151
Arch Capital Group Ltd.	6,108	556,133
Chubb Ltd.	6,408	1,856,526
Cincinnati Financial Corp.	2,540	378,257
Erie Indemnity Co. - Class A	470	162,991
Hartford Insurance Group, Inc.	4,998	634,096
Loews Corp.	2,875	263,523
Markel Group, Inc. (a)	204	407,462
Progressive Corp.	10,127	2,702,491
Travelers Cos., Inc.	4,143	1,108,418
W R Berkley Corp.	4,738	348,101
		10,222,510

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Regional Banks - 0.3%
Citizens Financial Group, Inc.	7,437	$332,806
Huntington Bancshares, Inc.	24,205	405,676
M&T Bank Corp.	2,818	546,664
Regions Financial Corp.	16,164	380,177
Truist Financial Corp.	23,119	993,886
		2,659,209
Transaction & Payment Processing Services - 2.6%
Block, Inc. (a)	9,459	642,550
Corpay, Inc. (a)	1,098	364,338
Fidelity National Information Services, Inc.	9,301	757,194
Fiserv, Inc. (a)	9,970	1,718,928
Global Payments, Inc.	4,276	342,251
Mastercard, Inc. - Class A	14,194	7,976,176
PayPal Holdings, Inc. (a)	17,317	1,287,000
Toast, Inc. - Class A (a)	7,710	341,476
Visa, Inc. - Class A	30,032	10,662,862
		24,092,775
Total Financials		127,002,735

Health Care - 9.4%
Biotechnology - 1.7%
AbbVie, Inc.	30,839	5,724,335
Alnylam Pharmaceuticals, Inc. (a)	2,096	683,485
Amgen, Inc.	9,294	2,594,978
Biogen, Inc. (a)	2,443	306,816
Gilead Sciences, Inc.	21,682	2,403,883
Incyte Corp. (a)	2,888	196,673
Moderna, Inc. (a)	5,414	149,372
Natera, Inc. (a)	2,032	343,286
Regeneron Pharmaceuticals, Inc.	1,945	1,021,125
Vertex Pharmaceuticals, Inc. (a)	4,344	1,933,949
		15,357,902
Health Care Distributors - 0.4%
Cardinal Health, Inc.	4,070	683,760
Cencora, Inc.	2,969	890,255
McKesson Corp.	2,213	1,621,642
		3,195,657
Health Care Equipment - 2.2%
Abbott Laboratories	30,490	4,146,945
Baxter International, Inc.	8,143	246,570
Becton Dickinson & Co.	5,027	865,901
Boston Scientific Corp. (a)	26,465	2,842,606
Dexcom, Inc. (a)	6,638	579,431
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Health Care Equipment - 2.2% (Continued)
Edwards Lifesciences Corp. (a)	10,044	$785,541
GE HealthCare Technologies, Inc.	7,868	582,783
Hologic, Inc. (a)	3,420	222,847
IDEXX Laboratories, Inc. (a)	1,323	709,578
Insulet Corp. (a)	1,517	476,611
Intuitive Surgical, Inc. (a)	6,116	3,323,496
Medtronic PLC	22,267	1,941,014
ResMed, Inc.	2,457	633,906
STERIS PLC	1,605	385,553
Stryker Corp.	5,929	2,345,690
Zimmer Biomet Holdings, Inc.	4,318	393,845
		20,482,317
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	3,165	1,212,512

Health Care Services - 0.4%
Cigna Group	4,913	1,624,140
CVS Health Corp.	21,831	1,505,902
Labcorp Holdings, Inc.	1,383	363,051
Quest Diagnostics, Inc.	2,378	427,160
		3,920,253
Health Care Supplies - 0.1%
Align Technology, Inc. (a)	1,232	233,255
Cooper Cos., Inc. (a)	3,383	240,734
		473,989
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	4,915	580,019
Avantor, Inc. (a)	11,665	157,011
Danaher Corp.	11,333	2,238,721
ICON PLC (a)	1,338	194,612
Illumina, Inc. (a)	2,592	247,303
IQVIA Holdings, Inc. (a)	3,030	477,498
Mettler-Toledo International, Inc. (a)	339	398,230
Revvity, Inc.	1,977	191,215
Thermo Fisher Scientific, Inc.	6,656	2,698,742
Waters Corp. (a)	966	337,172
West Pharmaceutical Services, Inc.	1,175	257,090
		7,777,613
Managed Health Care - 0.8%
Centene Corp. (a)	9,254	502,307
Elevance Health, Inc.	3,925	1,526,668
Humana, Inc.	1,941	474,536
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Managed Health Care - 0.8% (Continued)
Molina Healthcare, Inc. (a)	923	$274,962
UnitedHealth Group, Inc.	15,914	4,964,690
		7,743,163
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co.	35,207	1,629,732
Eli Lilly & Co.	14,914	11,625,911
Johnson & Johnson	41,914	6,402,364
Merck & Co., Inc.	43,996	3,482,723
Pfizer, Inc.	98,009	2,375,738
Royalty Pharma PLC - Class A	5,910	212,937
Zoetis, Inc.	7,234	1,128,142
		26,857,547
Total Health Care		87,020,953

Industrials - 8.6%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	1,178	975,313
Boeing Co. (a)	12,932	2,709,642
General Dynamics Corp.	4,216	1,229,639
General Electric Co.	18,071	4,651,295
HEICO Corp.	688	225,664
HEICO Corp. - Class A	1,370	354,487
Howmet Aerospace, Inc.	6,980	1,299,187
L3Harris Technologies, Inc.	3,604	904,027
Lockheed Martin Corp.	3,990	1,847,929
Northrop Grumman Corp.	2,515	1,257,450
RTX Corp.	23,245	3,394,235
TransDigm Group, Inc.	975	1,482,624
		20,331,492
Agricultural & Farm Machinery - 0.3%
Deere & Co.	4,531	2,303,968

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	2,441	278,884
FedEx Corp.	3,753	853,095
United Parcel Service, Inc. - Class B	12,684	1,280,323
		2,412,302
Building Products - 0.5%
Builders FirstSource, Inc. (a)	1,835	214,126
Carrier Global Corp.	14,331	1,048,886
Johnson Controls International PLC	11,741	1,240,084
Lennox International, Inc.	522	299,231
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Building Products - 0.5% (Continued)
Masco Corp.	3,333	$214,512
Trane Technologies PLC	4,067	1,778,947
		4,795,786
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	1,292	185,531
Old Dominion Freight Line, Inc.	3,480	564,804
		750,335
Construction & Engineering - 0.1%
Quanta Services, Inc.	2,533	957,677

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	8,317	3,228,743
Cummins, Inc.	2,406	787,965
PACCAR, Inc.	9,877	938,908
Westinghouse Air Brake Technologies Corp.	2,798	585,761
		5,541,377
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	1,892	459,813
SS&C Technologies Holdings, Inc.	3,661	303,131
		762,944
Diversified Support Services - 0.2%
Cintas Corp.	5,900	1,314,933
Copart, Inc. (a)	15,290	750,280
		2,065,213
Electrical Components & Equipment - 0.7%
AMETEK, Inc.	4,004	724,564
Eaton Corp. PLC	6,945	2,479,296
Emerson Electric Co.	10,531	1,404,098
Hubbell, Inc.	872	356,134
Rockwell Automation, Inc.	1,838	610,528
Vertiv Holdings Co. - Class A	6,300	808,983
		6,383,603
Environmental & Facilities Services - 0.3%
Republic Services, Inc.	3,465	854,503
Rollins, Inc.	4,933	278,320
Veralto Corp.	4,023	406,122
Waste Management, Inc.	6,985	1,598,308
		3,137,253
Heavy Electrical Equipment - 0.3%
GE Vernova, Inc.	4,795	2,537,274

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Human Resource & Employment Services - 0.3%
Automatic Data Processing, Inc.	7,064	$2,178,538
Paychex, Inc.	5,557	808,321
		2,986,859
Industrial Conglomerates - 0.4%
3M Co.	9,484	1,443,844
Honeywell International, Inc.	11,207	2,609,886
		4,053,730
Industrial Machinery & Supplies & Components - 0.6%
Dover Corp.	2,385	437,004
Fortive Corp.	5,940	309,652
IDEX Corp.	1,139	199,974
Illinois Tool Works, Inc.	4,864	1,202,624
Ingersoll Rand, Inc.	7,008	582,925
Otis Worldwide Corp.	7,060	699,081
Parker-Hannifin Corp.	2,235	1,561,081
Stanley Black & Decker, Inc.	2,530	171,408
Symbotic, Inc. (a)	305	11,849
Xylem, Inc.	4,101	530,505
		5,706,103
Passenger Airlines - 0.0%(b)
Delta Air Lines, Inc.	2,619	128,802
Southwest Airlines Co.	2,491	80,808
United Airlines Holdings, Inc. (a)	1,341	106,784
		316,394
Passenger Ground Transportation - 0.4%
Grab Holdings Ltd. - Class A (a)	47,439	238,618
Uber Technologies, Inc. (a)	36,573	3,412,261
		3,650,879
Rail Transportation - 0.5%
CSX Corp.	33,651	1,098,032
Norfolk Southern Corp.	4,219	1,079,938
Union Pacific Corp.	10,325	2,375,576
		4,553,546
Research & Consulting Services - 0.3%
Amentum Holdings, Inc. (a)	122	2,871
Booz Allen Hamilton Holding Corp.	2,047	213,154
Equifax, Inc.	2,011	521,593
Jacobs Solutions, Inc.	1,999	262,769
Leidos Holdings, Inc.	2,350	370,736
TransUnion	3,315	291,720
Verisk Analytics, Inc.	2,435	758,502
		2,421,345

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.4%
Fastenal Co.	21,914	$920,388
Ferguson Enterprises, Inc.	3,380	735,995
United Rentals, Inc.	1,060	798,604
Watsco, Inc.	566	249,957
WW Grainger, Inc.	825	858,198
		3,563,142
Total Industrials		79,231,222

Information Technology - 33.4%(c)
Application Software - 3.3%
Adobe, Inc. (a)	7,539	2,916,688
ANSYS, Inc. (a)	1,417	497,679
AppLovin Corp. - Class A (a)	4,353	1,523,898
Atlassian Corp. - Class A (a)	2,760	560,528
Autodesk, Inc. (a)	3,561	1,102,379
Bentley Systems, Inc. - Class B	3,300	178,101
Cadence Design Systems, Inc. (a)	4,674	1,440,293
Circle Internet Group, Inc. (a)	594	107,686
Datadog, Inc. - Class A (a)	5,091	683,874
Fair Isaac Corp. (a)	437	798,819
HubSpot, Inc. (a)	810	450,870
Intuit, Inc.	4,752	3,742,818
MicroStrategy, Inc. - Class A (a)	4,359	1,762,039
Palantir Technologies, Inc. - Class A (a)	38,085	5,191,747
PTC, Inc. (a)	1,844	317,795
Roper Technologies, Inc.	1,976	1,120,076
Salesforce, Inc.	16,293	4,442,938
Samsara, Inc. - Class A (a)	6,047	240,550
Synopsys, Inc. (a)	2,631	1,348,861
Tyler Technologies, Inc. (a)	856	507,471
Workday, Inc. - Class A (a)	3,576	858,240
Zoom Communications, Inc. - Class A (a)	4,049	315,741
		30,109,091
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	17,091	1,748,580
Cisco Systems, Inc.	63,082	4,376,629
Motorola Solutions, Inc.	2,879	1,210,505
		7,335,714
Electronic Components - 0.3%
Amphenol Corp. - Class A	20,921	2,065,949
Corning, Inc.	13,473	708,545
		2,774,494

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Electronic Equipment & Instrum - 0.0%(b)
Ralliant Corp. (a)	1,980	$96,010

Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (a)	2,951	483,551
Teledyne Technologies, Inc. (a)	929	475,936
Trimble, Inc. (a)	4,141	314,633
Zebra Technologies Corp. - Class A (a)	749	230,962
		1,505,082
Electronic Manufacturing Services - 0.1%
TE Connectivity PLC	5,093	859,036

Internet Services & Infrastructure - 0.4%
Akamai Technologies, Inc. (a)	2,481	197,884
Cloudflare, Inc. - Class A (a)	4,966	972,492
CoreWeave, Inc. - Class A (a)	558	90,987
GoDaddy, Inc. - Class A (a)	2,413	434,485
MongoDB, Inc. (a)	1,123	235,819
Okta, Inc. (a)	2,559	255,823
Snowflake, Inc. - Class A (a)	4,893	1,094,907
Twilio, Inc. - Class A (a)	2,420	300,951
VeriSign, Inc.	1,335	385,548
		3,968,896
IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	10,887	3,254,015
Cognizant Technology Solutions Corp. - Class A	8,513	664,269
EPAM Systems, Inc. (a)	829	146,584
Gartner, Inc. (a)	1,225	495,170
International Business Machines Corp.	15,837	4,668,431
		9,228,469
Semiconductor Materials & Equipment - 0.8%
Applied Materials, Inc.	14,239	2,606,734
Entegris, Inc.	2,494	201,141
KLA Corp.	2,338	2,094,240
Lam Research Corp.	22,295	2,170,195
Teradyne, Inc.	3,766	338,639
		7,410,949
Semiconductors - 11.7%
Advanced Micro Devices, Inc. (a)	28,924	4,104,316
Analog Devices, Inc.	8,497	2,022,456
Broadcom, Inc.	80,830	22,280,789
First Solar, Inc. (a)	1,664	275,459
GlobalFoundries, Inc. (a)	1,715	65,513
Intel Corp.	68,436	1,532,966
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Semiconductors - 11.7% (Continued)
Marvell Technology, Inc.	14,976	$1,159,142
Microchip Technology, Inc.	9,247	650,711
Micron Technology, Inc.	19,332	2,382,669
Monolithic Power Systems, Inc.	768	561,700
NVIDIA Corp.	410,726	64,890,601
NXP Semiconductors NV	4,118	899,742
ON Semiconductor Corp. (a)	7,277	381,388
Qualcomm, Inc.	19,116	3,044,414
Skyworks Solutions, Inc.	2,606	194,199
Texas Instruments, Inc.	15,768	3,273,752
		107,719,817
Systems Software - 8.7%
Crowdstrike Holdings, Inc. - Class A (a)	4,173	2,125,351
Fortinet, Inc. (a)	10,922	1,154,674
Microsoft Corp.	130,161	64,743,383
Oracle Corp.	28,642	6,262,000
Palo Alto Networks, Inc. (a)	11,184	2,288,694
ServiceNow, Inc. (a)	3,638	3,740,155
Zscaler, Inc. (a)	1,554	487,863
		80,802,120
Technology Distributors - 0.0%(b)
CDW Corp.	2,324	415,043

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	257,862	52,905,546
Dell Technologies, Inc. - Class C	5,416	664,002
Hewlett Packard Enterprise Co.	21,961	449,102
HP, Inc.	16,302	398,747
NetApp, Inc.	3,456	368,237
Sandisk Corp. (a)	1,640	74,374
Seagate Technology Holdings PLC	3,588	517,856
Super Micro Computer, Inc. (a)	8,491	416,144
Western Digital Corp.	5,915	378,501
		56,172,509
Total Information Technology		308,397,230

Materials - 1.8%
Commodity Chemicals - 0.1%
Dow, Inc.	11,973	317,045
LyondellBasell Industries NV - Class A	4,371	252,906
Westlake Corp.	1,413	107,289
		677,240

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Construction Materials - 0.3%
CRH PLC	11,649	$1,069,378
Martin Marietta Materials, Inc.	990	543,471
Vulcan Materials Co.	2,133	556,329
		2,169,178
Copper - 0.1%
Freeport-McMoRan, Inc.	24,252	1,051,324

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	2,935	270,020
Corteva, Inc.	11,946	890,335
		1,160,355
Gold - 0.1%
Newmont Corp.	19,521	1,137,294

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	3,765	1,061,956
Linde PLC	8,161	3,828,978
		4,890,934
Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	5,149	288,807

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	37,073	340,701
Packaging Corp. of America	1,441	271,556
Smurfit WestRock PLC	8,524	367,811
		980,068
Specialty Chemicals - 0.4%
DuPont de Nemours, Inc.	6,352	435,684
Ecolab, Inc.	4,285	1,154,550
International Flavors & Fragrances, Inc.	4,319	317,662
PPG Industries, Inc.	3,929	446,924
Sherwin-Williams Co.	3,935	1,351,122
		3,705,942
Steel - 0.1%
Nucor Corp.	3,957	512,590
Steel Dynamics, Inc.	2,516	322,073
		834,663
Total Materials		16,895,805

Real Estate - 0.2%
Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	5,193	727,643
The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 98.1% (CONTINUED)	Shares	Value
Real Estate Services - 0.2% (Continued)
CoStar Group, Inc. (a)	7,006	$563,282
Total Real Estate		1,290,925

Utilities - 2.2%
Electric Utilities - 1.4%
Alliant Energy Corp.	4,324	261,472
American Electric Power Co., Inc.	9,259	960,714
Constellation Energy Corp.	5,620	1,813,911
Duke Energy Corp.	13,297	1,569,046
Edison International	6,609	341,024
Entergy Corp.	7,430	617,582
Evergy, Inc.	3,806	262,348
Eversource Energy	6,225	396,034
Exelon Corp.	16,931	735,144
FirstEnergy Corp.	9,404	378,605
NextEra Energy, Inc.	35,790	2,484,542
PG&E Corp.	38,029	530,124
PPL Corp.	12,295	416,678
Southern Co.	18,751	1,721,904
Xcel Energy, Inc.	10,300	701,430
		13,190,558
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	2,679	412,861

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	5,695	1,103,748

Multi-Utilities - 0.6%
Ameren Corp.	4,645	446,106
CenterPoint Energy, Inc.	11,204	411,635
CMS Energy Corp.	4,898	339,333
Consolidated Edison, Inc.	5,942	596,280
Dominion Energy, Inc.	14,313	808,971
DTE Energy Co.	3,118	413,010
Public Service Enterprise Group, Inc.	8,567	721,170
Sempra	10,935	828,545
WEC Energy Group, Inc.	5,454	568,307
		5,133,357
Water Utilities - 0.1%
American Water Works Co., Inc.	3,327	462,819
Total Utilities		20,303,343
TOTAL COMMON STOCKS (Cost $700,382,566)		905,682,219

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Real Estate - 1.8%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	5,722	$997,516
Equinix, Inc.	1,734	1,379,345
		2,376,861
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,747	199,515
Ventas, Inc.	6,966	439,903
Welltower, Inc.	11,447	1,759,747
		2,399,165
Industrial REITs - 0.2%
Lineage, Inc.	824	35,860
Prologis, Inc.	15,982	1,680,028
		1,715,888
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	2,388	485,958
Equity Residential	6,319	426,469
Essex Property Trust, Inc.	974	276,032
Mid-America Apartment Communities, Inc.	1,893	280,183
UDR, Inc.	5,324	217,379
		1,686,021
Other Specialized REITs - 0.1%
Iron Mountain, Inc.	4,890	501,567
VICI Properties, Inc.	17,356	565,806
		1,067,373
Retail REITs - 0.2%
Realty Income Corp.	14,840	854,932
Simon Property Group, Inc.	5,376	864,246
		1,719,178
Self-Storage REITs - 0.1%
Extra Space Storage, Inc.	3,574	526,951
Public Storage	2,727	800,156
		1,327,107
Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	9,698	318,094
Sun Communities, Inc.	2,043	258,419
		576,513
Telecom Tower REITs - 0.3%
American Tower Corp.	8,180	1,807,944
Crown Castle, Inc.	7,314	751,367
SBA Communications Corp.	1,739	408,387
		2,967,698

The accompanying notes are an integral part of these financial statements.

STRIVE 500 ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 1.8% (CONTINUED)	Shares	Value
Timber REITs - 0.0%(b)
Weyerhaeuser Co.	12,296	$315,884
Total Real Estate		16,151,688
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $15,183,488)		16,151,688

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (d)	1,365,241	1,365,241
TOTAL SHORT-TERM INVESTMENTS (Cost $1,365,241)		1,365,241

TOTAL INVESTMENTS - 100.0% (Cost $716,931,295)		$923,199,148
Other Assets in Excess of Liabilities - 0.0% (b)		306,080
TOTAL NET ASSETS - 100.0%		$923,505,228

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 97.6%	Shares	Value
Brazil - 4.0%
Ambev SA	89,867	$219,825
B3 SA - Brasil Bolsa Balcao	111,253	297,734
Banco BTG Pactual SA	27,995	217,701
Banco do Brasil SA	58,183	237,418
Banco Santander Brasil SA	79,789	436,313
Centrais Eletricas Brasileiras SA	24,989	185,310
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,227	225,148
Embraer SA	14,840	210,810
Equatorial Energia SA	24,029	160,588
Localiza Rent a Car SA	12,459	93,538
Petroleo Brasileiro SA - Petrobras	78,734	492,713
Rede D'Or Sao Luiz SA (a)	23,906	155,718
Suzano SA	10,326	97,423
Vale SA	61,589	597,401
WEG SA	41,868	329,359
		3,956,999

Chile - 0.2%
Latam Airlines Group SA (b)	9,256,384	187,388

Czech Republic - 0.2%
CEZ AS	3,295	193,553

Greece - 0.2%
National Bank of Greece SA	18,683	238,343

Hungary - 0.6%
MOL Hungarian Oil & Gas PLC	17,329	150,889
OTP Bank Nyrt	5,408	431,997
		582,886

India - 29.8%(c)
Adani Enterprises Ltd.	5,878	179,534
Adani Ports & Special Economic Zone Ltd.	16,270	275,125
Adani Power Ltd. (b)	25,783	176,101
Apollo Hospitals Enterprise Ltd.	2,072	174,970
Asian Paints Ltd.	9,461	258,269
Avenue Supermarts Ltd. (a)(b)	5,103	260,166
Axis Bank Ltd.	58,603	819,458
Bajaj Auto Ltd.	2,359	230,399
Bajaj Finance Ltd.	53,110	579,962
Bajaj Finserv Ltd.	10,757	257,887
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
India - 29.8%(c) (Continued)
Bajaj Holdings & Investment Ltd.	978	$163,977
Bharat Electronics Ltd.	74,398	365,657
Bharat Petroleum Corp. Ltd.	44,363	171,715
Bharti Airtel Ltd.	50,486	1,183,030
Britannia Industries Ltd.	2,230	152,142
BSE Ltd.	6,166	199,166
Cholamandalam Investment and Finance Co. Ltd.	9,383	178,119
Cipla Ltd.	11,977	210,310
Coal India Ltd.	37,568	171,698
Divi's Laboratories Ltd.	2,329	184,927
Dr Reddy's Laboratories Ltd.	11,917	178,324
Eicher Motors Ltd.	2,757	181,844
Eternal Ltd. (b)	149,562	460,667
Grasim Industries Ltd.	7,309	242,426
HCL Technologies Ltd.	20,077	404,677
HDFC Bank Ltd.	149,136	3,480,594
HDFC Life Insurance Co. Ltd. (a)	21,313	202,369
Hindalco Industries Ltd.	27,741	224,118
Hindustan Aeronautics Ltd.	3,700	210,101
Hindustan Unilever Ltd.	16,385	438,398
ICICI Bank Ltd.	138,100	2,328,183
Indian Hotels Co. Ltd.	18,722	165,979
Info Edge India Ltd.	8,195	142,218
Infosys Ltd.	65,672	1,226,602
InterGlobe Aviation Ltd. (a)(b)	3,669	255,688
ITC Ltd.	148,025	718,808
Jio Financial Services Ltd. (b)	65,477	249,471
JSW Steel Ltd.	17,834	212,215
Kotak Mahindra Bank Ltd.	27,828	702,028
Larsen & Toubro Ltd.	20,400	872,947
Mahindra & Mahindra Ltd.	18,226	676,504
Maruti Suzuki India Ltd.	2,559	370,005
Max Healthcare Institute Ltd.	15,005	223,255
Nestle India Ltd.	6,773	194,700
NTPC Ltd.	87,711	342,519
Oil & Natural Gas Corp. Ltd.	58,405	166,314
PB Fintech Ltd. (b)	7,504	159,591
Persistent Systems Ltd.	2,175	153,221
Power Finance Corp. Ltd.	30,649	152,745
Power Grid Corp. of India Ltd.	87,191	304,904
REC Ltd.	24,733	116,051
Reliance Industries Ltd.	126,612	2,215,415
SBI Life Insurance Co. Ltd. (a)	8,729	187,110
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
India - 29.8%(c) (Continued)
Shree Cement Ltd.	592	$214,200
Shriram Finance Ltd.	26,938	222,028
State Bank of India	63,986	612,068
Sun Pharmaceutical Industries Ltd.	21,564	421,348
Suzlon Energy Ltd. (b)	236,928	187,089
Tata Consultancy Services Ltd.	18,414	743,345
Tata Consumer Products Ltd.	12,142	155,584
Tata Motors Ltd.	41,984	336,812
Tata Power Co. Ltd.	33,429	158,043
Tata Steel Ltd.	159,054	296,297
Tech Mahindra Ltd.	11,590	227,989
Titan Co. Ltd.	7,593	326,722
Trent Ltd.	4,303	311,962
TVS Motor Co. Ltd.	4,703	160,020
UltraTech Cement Ltd.	2,443	344,487
Varun Beverages Ltd.	29,107	155,293
Vedanta Ltd.	30,457	163,667
Wipro Ltd.	57,102	177,099
		29,566,656

Indonesia - 1.9%
Amman Mineral Internasional PT (b)	283,760	147,691
Bank Central Asia Tbk PT	1,112,128	594,254
Bank Mandiri Persero Tbk PT	773,738	232,574
Bank Rakyat Indonesia Persero Tbk PT	1,493,677	344,093
Barito Renewables Energy Tbk PT	352,170	127,441
Chandra Asri Pacific Tbk PT	478,532	291,069
Telkom Indonesia Persero Tbk PT	1,046,878	179,262
		1,916,384

Kuwait - 1.2%
Kuwait Finance House KSCP	255,736	671,249
National Bank of Kuwait SAKP	174,375	570,122
		1,241,371

Malaysia - 1.1%
CIMB Group Holdings Bhd	146,078	235,570
Malayan Banking Bhd	136,308	314,022
Public Bank Bhd	282,224	288,893
Tenaga Nasional Bhd	67,521	230,603
		1,069,088

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Mexico - 3.3%
America Movil SAB de CV (b)	589,116	$527,440
Cemex SAB de CV	306,476	212,162
Fomento Economico Mexicano SAB de CV	44,485	457,640
Grupo Aeroportuario del Pacifico SAB de CV - Class B	7,970	182,451
Grupo Comercial Chedraui SAB de CV	21,810	172,706
Grupo Financiero Banorte SAB de CV	60,603	556,116
Grupo Mexico SAB de CV - Class B	134,832	813,756
Wal-Mart de Mexico SAB de CV	108,204	357,979
		3,280,250

Peru - 0.3%
Credicorp Ltd.	1,119	250,119

Philippines - 0.4%
International Container Terminal Services, Inc.	21,874	159,599
SM Investments Corp.	12,553	194,323
		353,922

Poland - 1.5%
Allegro.eu SA (a)(b)	22,706	217,903
Bank Polska Kasa Opieki SA	4,498	230,868
Dino Polska SA (a)(b)	1,088	158,777
ORLEN SA	12,373	281,833
Powszechna Kasa Oszczednosci Bank Polski SA	17,874	373,116
Powszechny Zaklad Ubezpieczen SA	12,774	223,275
		1,485,772

Qatar - 0.8%
Industries Qatar QSC	41,473	140,673
Qatar Islamic Bank QPSC	38,208	232,438
Qatar National Bank QPSC	94,514	450,376
		823,487

Saudi Arabia - 7.1%
ACWA Power Co. (b)	4,599	313,917
Al Rajhi Bank	83,512	2,106,449
Alinma Bank	47,712	341,191
Almarai Co. JSC	15,830	213,993
Banque Saudi Fransi	39,946	190,224
Dr Sulaiman Al Habib Medical Services Group Co.	2,323	167,977
Elm Co.	580	154,878
Etihad Etisalat Co.	12,458	196,976
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Saudi Arabia - 7.1% (Continued)
Riyad Bank	37,603	$288,151
SABIC Agri-Nutrients Co.	5,333	152,432
Saudi Arabian Mining Co. (b)	27,978	399,846
Saudi Arabian Oil Co. (a)	130,903	848,836
Saudi Awwal Bank	22,427	201,517
Saudi Basic Industries Corp.	19,100	278,314
Saudi National Bank	80,353	773,857
Saudi Telecom Co.	40,355	457,726
		7,086,284

South Africa - 4.2%
Absa Group Ltd.	17,072	169,720
Bid Corp. Ltd.	7,106	187,619
Capitec Bank Holdings Ltd.	1,868	374,677
Discovery Ltd.	12,646	153,434
FirstRand Ltd.	110,548	472,633
Gold Fields Ltd.	18,579	436,336
Impala Platinum Holdings Ltd. (b)	20,075	180,217
MTN Group Ltd.	35,527	282,631
Naspers Ltd.	3,243	1,010,316
Sanlam Ltd.	38,320	191,927
Shoprite Holdings Ltd.	10,987	171,876
Standard Bank Group Ltd.	27,128	348,651
Valterra Platinum Ltd.	4,321	192,893
		4,172,930

South Korea - 13.6%
Alteogen, Inc. (b)	639	176,132
Celltrion, Inc.	2,799	330,964
Doosan Enerbility Co. Ltd. (b)	8,549	433,278
Hana Financial Group, Inc.	5,367	343,192
Hanwha Aerospace Co. Ltd.	598	375,744
HD Hyundai Electric Co. Ltd.	426	160,034
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	895	242,716
Hyundai Mobis Co. Ltd.	1,137	241,789
Hyundai Motor Co.	2,602	392,344
Kakao Corp.	5,934	263,812
KB Financial Group, Inc.	6,979	573,482
Kia Corp.	4,466	320,655
Krafton, Inc. (b)	636	171,064
KT&G Corp.	1,643	155,462
LG Chem Ltd.	864	135,400
Meritz Financial Group, Inc.	794	66,186
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
South Korea - 13.6% (Continued)
NAVER Corp.	2,461	$478,670
POSCO Holdings, Inc.	1,413	273,261
Samsung Biologics Co. Ltd. (a)(b)	283	208,014
Samsung C&T Corp.	1,421	169,939
Samsung Electronics Co. Ltd.	104,360	4,624,132
Samsung Fire & Marine Insurance Co. Ltd.	626	201,307
Samsung Life Insurance Co. Ltd.	1,366	128,948
Samsung SDI Co. Ltd.	1,146	146,731
Shinhan Financial Group Co. Ltd.	8,883	404,132
SK Hynix, Inc.	10,481	2,267,673
SK Square Co. Ltd. (b)	1,785	242,038
		13,527,099

Taiwan - 22.6%
Accton Technology Corp.	9,356	233,804
Alchip Technologies Ltd.	1,365	144,621
ASE Technology Holding Co. Ltd.	60,983	307,921
Asia Vital Components Co. Ltd.	4,670	118,780
Asustek Computer, Inc.	12,026	265,122
Cathay Financial Holding Co. Ltd.	157,688	338,998
Chailease Holding Co. Ltd.	28,828	124,837
China Steel Corp.	218,841	140,840
Chunghwa Telecom Co. Ltd.	78,874	364,507
CTBC Financial Holding Co. Ltd.	311,087	465,374
Delta Electronics, Inc.	33,613	475,222
E.Sun Financial Holding Co. Ltd.	251,800	283,159
Evergreen Marine Corp. Taiwan Ltd.	33,397	227,509
Far EasTone Telecommunications Co. Ltd.	40,401	123,919
Fubon Financial Holding Co. Ltd.	141,464	422,765
Hon Hai Precision Industry Co. Ltd.	216,837	1,195,083
Hua Nan Financial Holdings Co. Ltd.	180,633	168,192
International Games System Co. Ltd.	4,830	141,864
KGI Financial Holding Co. Ltd.	308,757	158,015
Largan Precision Co. Ltd.	1,480	120,581
Lite-On Technology Corp.	41,100	155,469
MediaTek, Inc.	25,514	1,091,760
Mega Financial Holding Co. Ltd.	205,318	288,522
Novatek Microelectronics Corp.	10,489	195,690
Quanta Computer, Inc.	49,549	465,603
Realtek Semiconductor Corp.	8,985	174,397
Taiwan Mobile Co. Ltd.	44,905	176,779
Taiwan Semiconductor Manufacturing Co. Ltd.	352,138	12,777,841
Uni-President Enterprises Corp.	85,867	238,095
The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 97.6% (CONTINUED)	Shares	Value
Taiwan - 22.6% (Continued)
United Microelectronics Corp.	216,159	$327,065
Wistron Corp.	51,278	215,033
Wiwynn Corp.	1,787	154,769
Yageo Corp.	8,020	133,154
Yuanta Financial Holding Co. Ltd.	229,407	268,186
		22,483,476

Thailand - 1.8%
Advanced Info Service PCL	23,835	203,826
Bangkok Dusit Medical Services PCL	236,892	151,570
CP ALL PCL	121,542	164,505
Delta Electronics Thailand PCL	100,407	296,507
Gulf Development PCL (b)	220,441	262,763
Kasikornbank PCL	46,921	221,552
PTT PCL	279,300	257,746
SCB X PCL	51,113	184,743
		1,743,212

United Arab Emirates - 2.1%
Abu Dhabi Islamic Bank PJSC	47,642	278,904
Aldar Properties PJSC	82,490	200,351
Dubai Electricity & Water Authority PJSC	201,507	154,727
Dubai Islamic Bank PJSC	110,792	273,616
Emaar Properties PJSC	145,906	540,304
Emirates NBD Bank PJSC	52,228	324,239
Emirates Telecommunications Group Co. PJSC	73,925	354,267
		2,126,408

United Kingdom - 0.5%
Anglogold Ashanti PLC	10,404	470,667

United States - 0.2%
Southern Copper Corp.	1,905	192,696
TOTAL COMMON STOCKS (Cost $76,381,029)		96,948,990

PREFERRED STOCKS - 2.5%
Brazil - 1.9%
Banco Bradesco SA	109,351	338,332
Itau Unibanco Holding SA	113,348	769,200
Itausa SA	121,292	244,455
Petroleo Brasileiro SA - Petrobras	91,251	526,871
		1,878,858

The accompanying notes are an integral part of these financial statements.

STRIVE EMERGING MARKETS EX-CHINA ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

PREFERRED STOCKS - 2.5%	Shares	Value
South Korea - 0.6%
Samsung Electronics Co. Ltd., 0.00%	17,455	$640,206
TOTAL PREFERRED STOCKS (Cost $2,536,492)		2,519,064

RIGHTS - 0.0%(d)
South Korea - 0.0%(d)
Hanwha Aerospace Co. Ltd., Expires 07/03/2025, Exercise Price $684,000.00 (b)(e)	41	5,020
TOTAL RIGHTS (Cost $1,819)		5,020

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.25% (f)	471,799	471,799
TOTAL SHORT-TERM INVESTMENTS (Cost $471,799)		471,799

TOTAL INVESTMENTS - 100.6% (Cost $79,391,139)		$99,944,873
Liabilities in Excess of Other Assets - (0.6)%		(644,045)
TOTAL NET ASSETS - 100.0%		$99,300,828

Percentages are stated as a percent of net assets.

JSC - Public Joint Stock Company
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,494,581 or 2.5% of the Fund’s net assets.

(b)	Non-income producing security.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $5,020 or 0.0% of net assets as of June 30, 2025.

(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

ASSET-BACKED SECURITIES - 28.4%(a)	Par	Value
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (b)	$535,603	$541,826
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (b)	32,752	32,798
Series 2023-3PL, Class D, 8.36%, 08/19/2030 (b)	1,000,000	1,015,809
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (b)	129,086	130,241
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (b)	234,431	235,951
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (b)	681,926	683,277
ACHV ABS TRUST, Series 2024-2PL, Class C, 5.72%, 10/27/2031 (b)	2,194,175	2,201,638
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (b)	300,000	301,356
Series 2025-1A, Class B, 5.13%, 02/15/2033 (b)	1,000,000	1,007,051
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (b)	1,182,034	1,196,724
Series 2023-1, Class D, 6.35%, 04/12/2029 (b)	1,790,000	1,810,636
Series 2023-3, Class D, 6.82%, 10/12/2029 (b)	3,700,000	3,778,460
Series 2023-4, Class C, 6.99%, 09/12/2030 (b)	1,350,000	1,367,158
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (b)	500,000	495,554
Series 2020-2A, Class C, 4.25%, 02/20/2027 (b)	400,000	397,646
Series 2021-1A, Class A, 1.38%, 08/20/2027 (b)	1,207,000	1,172,646
Series 2021-1A, Class C, 2.13%, 08/20/2027 (b)	460,000	446,213
Series 2022-5A, Class B, 7.09%, 04/20/2027 (b)	1,000,000	1,011,817
BOF URSA Funding Trust, Series 2023-CAR2, Class A2, 5.54%, 10/27/2031 (b)	385,991	387,735
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (b)	500,000	505,478
COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, 05/25/2060 (b)(c)	491,994	495,302
CPS Auto Trust, Series 2022-D, Class D, 8.73%, 01/16/2029 (b)	605,000	631,066
DT Auto Owner Trust, Series 2022-2A, Class D, 5.46%, 03/15/2028 (b)	2,000,000	2,003,187
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	800,000	812,482
Series 2023-3A, Class D, 6.68%, 04/16/2029	1,000,000	1,021,559
FIGRE Trust 2023-HE1
Series 2024-HE6, Class A, 5.72%, 12/25/2054 (b)(d)	892,949	907,264
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (b)(d)	2,434,389	2,484,347
FIGRE Trust 2024-HE3, Series 2024-HE3, Class A, 5.94%, 07/25/2054 (b)(d)	803,723	818,253
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (b)	78,000	74,922
Series 2021-4, Class D, 2.26%, 12/15/2027 (b)	116,000	109,509
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (b)	30,344	30,216
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (b)	265,643	267,206
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

ASSET-BACKED SECURITIES - 28.4%(a) (CONTINUED)	Par	Value
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (b)	$628,328	$632,685
Frontier Communications Parent, Inc., Series 2023-1, Class A2, 6.60%, 08/20/2053 (b)	1,000,000	1,016,386
GLS Auto Receivables Trust, Series 2022-3A, Class D, 6.42%, 06/15/2028 (b)	2,000,000	2,028,483
GS Mortgage-Backed Securities Trust, Series 2024-HE2, Class A1, 5.81% (30 day avg SOFR US + 1.50%), 01/25/2055 (b)	1,238,770	1,242,879
Hertz Corp., Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	500,000	479,719
Lendbuzz Securitization Trust, Series 2024-3A, Class A2, 4.97%, 10/15/2029 (b)	489,960	490,618
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028 (b)	250,000	252,657
Series 2023-1, Class D, 8.00%, 03/15/2030 (b)	1,516,000	1,543,843
Marlette Funding Trust
Series 2021-3A, Class C, 1.81%, 12/15/2031 (b)	4,306	4,301
Series 2022-3A, Class C, 6.89%, 11/15/2032 (b)	772,630	775,339
Series 2023-1A, Class C, 7.20%, 04/15/2033 (b)	2,862,000	2,884,502
Series 2023-3A, Class C, 7.06%, 09/15/2033 (b)	600,000	605,656
Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 02/20/2030 (b)	1,000,000	1,030,997
Oportun Financial Corp.
Series 2022-A, Class B, 5.25%, 06/09/2031 (b)	1,400,000	1,400,682
Series 2024-2, Class A, 5.86%, 02/09/2032 (b)	169,415	169,630
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (b)	57,453	56,571
Series 2022-5, Class A, 8.10%, 06/17/2030 (b)	10,277	10,312
Series 2023-3, Class B, 9.57%, 12/16/2030 (b)	813,526	818,191
Series 2023-5, Class C, 9.10%, 04/15/2031 (b)	380,540	382,143
Series 2023-7, Class ABC, 8.58%, 07/15/2031 (b)(d)	288,084	289,779
Series 2023-7, Class C, 8.80%, 07/15/2031 (b)	499,814	504,978
Series 2023-8, Class A, 7.30%, 06/16/2031 (b)	127	129
Series 2023-8, Class B, 7.96%, 06/16/2031 (b)	1,888,237	1,927,454
Series 2023-8, Class C, 9.54%, 06/16/2031 (b)	1,716,306	1,761,579
Series 2024-1, Class B, 7.11%, 07/15/2031 (b)	564,443	569,203
Series 2024-1, Class C, 8.34%, 07/15/2031 (b)	448,537	454,730
Series 2024-10, Class C, 5.99%, 06/15/2032 (b)	999,915	1,002,162
Series 2024-11, Class B, 5.64%, 07/15/2032 (b)	1,999,770	2,006,533
Series 2024-2, Class B, 6.61%, 08/15/2031 (b)	540,195	545,204
Series 2024-3, Class A, 6.26%, 10/15/2031 (b)	196,898	198,252
Series 2024-3, Class B, 6.57%, 10/15/2031 (b)	846,752	853,664
Series 2024-5, Class B, 6.60%, 10/15/2031 (b)	684,269	691,746
Series 2024-8, Class C, 6.03%, 01/15/2032 (b)	374,542	375,960
Series 2024-8, Class D, 6.53%, 01/15/2032 (b)	596,264	599,182
Series 2024-9, Class D, 6.17%, 03/15/2032 (b)	400,237	400,369
Series 2025-1, Class B, 5.63%, 07/15/2032 (b)	999,915	1,005,716
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

ASSET-BACKED SECURITIES - 28.4%(a) (CONTINUED)	Par	Value
Series 2025-1, Class C, 5.87%, 07/15/2032 (b)	$499,957	$502,850
Series 2025-3, Class A2, 5.37%, 12/15/2032 (b)	500,000	500,885
Series 2025-3, Class B, 6.06%, 12/15/2032 (b)	500,000	510,252
Series 2025-4, Class A2, 5.37%, 01/17/2033 (b)	1,500,000	1,509,238
Series 2025-4, Class B, 5.69%, 01/17/2033 (b)	1,000,000	1,008,612
Series 2025-4, Class C, 6.15%, 01/17/2033 (b)	1,000,000	1,009,961
Series 2025-R1, Class A2, 5.34%, 06/15/2032 (b)	1,000,000	1,003,261
Series 2025-R1, Class B, 5.71%, 06/15/2032 (b)	1,000,000	1,007,885
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (b)	1,200,000	1,207,885
Series 2025-1, Class C, 6.30%, 01/20/2034 (b)	750,000	756,449
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028 (b)	2,000,000	2,010,669
Prosper Marketplace Issuance Trust
Series 2023-1A, Class B, 7.48%, 07/16/2029 (b)	120,133	120,331
Series 2023-1A, Class C, 8.29%, 07/16/2029 (b)	600,000	606,577
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (b)(c)	872,601	886,915
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (b)(c)	811,508	797,022
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028 (b)	400,000	402,913
Reach Financial LLC
Series 2021-1A, Class C, 3.54%, 05/15/2029 (b)	59,403	59,153
Series 2022-2A, Class C, 8.40%, 05/15/2030 (b)	55,359	55,431
Series 2024-1A, Class B, 6.29%, 02/18/2031 (b)	500,000	505,634
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (b)	93,835	94,185
Series 2023-4A, Class A, 7.54%, 03/25/2032 (b)	106,881	107,675
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (b)	2,000,000	2,010,989
SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/2028 (b)	250,000	250,489
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (b)(d)	367,151	379,572
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (b)	1,312,000	1,323,354
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (b)	852,445	852,915
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	1,500,000	1,519,641
Tricolor Auto Securitization Trust, Series 2024-3A, Class B, 5.36%, 09/15/2028 (b)	2,000,000	2,005,359
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/2032 (b)	1,000,000	1,000,000
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (b)	111,959	111,213
Upstart Securitization Trust
Series 2021-2, Class C, 3.61%, 06/20/2031 (b)	126,831	126,190
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

ASSET-BACKED SECURITIES - 28.4%(a) (CONTINUED)	Par	Value
Series 2024-1, Class A, 5.33%, 11/20/2034 (b)	$897,915	$899,578
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B, 8.54%, 11/15/2030 (b)	252,950	254,569
Veros Automobile Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/2028 (b)	39,286	39,338
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 05/25/2070 (b)(c)	1,633,064	1,647,149
Vista Point Securitization Trust
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (b)(c)	419,096	419,817
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (b)(c)	1,841,078	1,859,766
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (b)(c)	2,889,286	2,927,468
TOTAL ASSET-BACKED SECURITIES (Cost $89,321,275)		89,678,751

CORPORATE BONDS - 26.4%	Par	Value
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Sprint LLC, 7.63%, 03/01/2026	1,260,000	1,272,191

Consumer Discretionary - 4.5%
Apparel, Accessories & Luxury Goods - 0.2%
PVH Corp., 4.63%, 07/10/2025	750,000	749,877

Automotive - 1.0%
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	1,650,000	1,547,784
General Motors Financial Co., Inc., 2.40%, 04/10/2028	1,650,000	1,552,759
		3,100,543

Automotive Parts & Equipment - 0.5%
BorgWarner, Inc., 2.65%, 07/01/2027	1,600,000	1,548,457

Automotive Retail - 0.2%
AutoNation, Inc., 4.50%, 10/01/2025	750,000	749,698

Financial Services - 0.2%
Block Financial LLC, 5.25%, 10/01/2025	600,000	600,201

Homebuilding - 0.9%
Meritage Homes Corp., 5.13%, 06/06/2027	1,200,000	1,214,561
Toll Brothers Finance Corp., 4.88%, 03/15/2027	1,600,000	1,605,960
		2,820,521

Hotels, Resorts & Cruise Lines - 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026 (b)	1,600,000	1,592,951

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 26.4% (CONTINUED)	Par	Value
Leisure Products - 0.5%
Mattel, Inc., 3.38%, 04/01/2026 (b)	$1,500,000	$1,481,602

Passenger Airlines - 0.5%
United Airlines, Inc., 4.38%, 04/15/2026 (b)	1,550,000	1,540,722
Total Consumer Discretionary		14,184,572

Consumer Staples - 0.7%
Food & Beverage - 0.4%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	1,100,000	1,124,981

Packaged Foods & Meats - 0.3%
Conagra Brands, Inc., 1.38%, 11/01/2027	1,150,000	1,073,482
Total Consumer Staples		2,198,463

Energy - 3.0%
Integrated Oil & Gas - 0.5%
Occidental Petroleum Corp., 3.20%, 08/15/2026	1,700,000	1,667,956

Oil & Gas Exploration & Production - 1.5%
Continental Resources, Inc., 2.27%, 11/15/2026 (b)	1,700,000	1,643,384
EQT Corp.
3.13%, 05/15/2026 (b)	879,000	865,635
3.90%, 10/01/2027	821,000	810,362
Ovintiv, Inc., 5.38%, 01/01/2026	1,400,000	1,401,340
		4,720,721

Oil & Gas Storage & Transportation - 0.8%
ONEOK, Inc.
5.00%, 03/01/2026	1,200,000	1,201,066
4.85%, 07/15/2026	200,000	200,414
Western Midstream Operating LP, 4.75%, 08/15/2028	1,150,000	1,149,903
		2,551,383

Oil, Gas & Consumable Fuels - 0.2%
Targa Resources Partners LP Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	560,000	560,376
Total Energy		9,500,436

Financials - 7.4%
Asset Management & Custody Banks - 0.5%
Ares Capital Corp.
3.25%, 07/15/2025	750,000	749,549
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 26.4% (CONTINUED)	Par	Value
Asset Management & Custody Banks - 0.5% (Continued)
7.00%, 01/15/2027	$950,000	$980,529
		1,730,078

Automotive Retail - 0.2%
Penske Truck Leasing Co. Lp / PTL Finance Corp., 5.75%, 05/24/2026 (b)	625,000	630,375

Brokerage & Investment Management - 0.3%
LPL Holdings, Inc., 5.70%, 05/20/2027	850,000	866,423

Commercial & Residential Mortgage Finance - 0.5%
Radian Group, Inc., 4.88%, 03/15/2027	1,550,000	1,551,991

Consumer Finance - 0.4%
Capital One Financial Corp., 4.20%, 10/29/2025	1,100,000	1,098,517
Synchrony Bank, 5.63%, 08/23/2027	250,000	255,019
		1,353,536

Diversified Banks - 3.5%
Bank of America Corp., 4.45%, 03/03/2026	1,300,000	1,298,787
Barclays PLC, 5.20%, 05/12/2026	1,600,000	1,607,562
Capital One NA, 3.45%, 07/27/2026	1,200,000	1,186,990
Citigroup, Inc., 4.60%, 03/09/2026	1,650,000	1,650,000
Comerica, Inc., 3.80%, 07/22/2026	1,600,000	1,585,981
Fifth Third Bank, Inc., 3.85%, 03/15/2026	1,550,000	1,540,462
Lloyds Banking Group PLC
4.58%, 12/10/2025	700,000	699,434
4.65%, 03/24/2026	850,000	849,359
Truist Bank, 3.63%, 09/16/2025	750,000	748,007
		11,166,582

Diversified Financial Services - 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/2026 (b)	370,000	369,522

Finance Companies - 0.8%
Athene Global Funding, 5.62%, 05/08/2026 (b)	700,000	706,404
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (b)	550,000	523,050
6.38%, 05/04/2028 (b)	1,100,000	1,147,556
		2,377,010

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 26.4% (CONTINUED)	Par	Value
Insurance - 0.1%
Prudential Insurance Co. of America, 8.30%, 07/01/2025 (b)	$250,000	$250,000

Private Equity - 0.1%
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (b)	322,000	315,377

Specialized REITs - 0.8%
Host Hotels & Resorts LP, 4.50%, 02/01/2026	1,050,000	1,047,786
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026 (b)	1,455,000	1,451,368
3.75%, 02/15/2027 (b)	150,000	147,756
		2,646,910

Transaction & Payment Processing Services - 0.1%
Global Payments, Inc., 4.80%, 04/01/2026	200,000	199,931
Total Financials		23,457,735

Health Care - 0.7%
Health Care Providers & Services - 0.4%
HCA, Inc., 5.20%, 06/01/2028	1,150,000	1,175,167

Pharmaceuticals - 0.3%
Royalty Pharma PLC, 1.20%, 09/02/2025	900,000	894,089
Total Health Care		2,069,256

Industrials - 3.1%
Aerospace & Defense - 1.1%
Boeing Co., 2.75%, 02/01/2026	592,000	585,344
Hexcel Corp., 4.20%, 02/15/2027 (c)	570,000	564,807
Rolls-Royce PLC, 3.63%, 10/14/2025 (b)	1,250,000	1,248,329
Textron, Inc., 4.00%, 03/15/2026	1,200,000	1,195,724
		3,594,204

Commercial Services - 0.5%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (b)	1,600,000	1,548,332

Passenger Airlines - 0.5%
Delta Air Lines, Inc., 7.38%, 01/15/2026	1,500,000	1,522,026

Trading Companies & Distributors - 1.0%
Aircastle Ltd.
5.25%, 08/11/2025 (b)	750,000	749,965
2.85%, 01/26/2028 (b)	1,650,000	1,571,564
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 26.4% (CONTINUED)	Par	Value
Trading Companies & Distributors - 1.0% (Continued)
GATX Corp.
3.25%, 09/15/2026	$450,000	$443,522
3.50%, 03/15/2028	280,000	273,679
		3,038,730
Total Industrials		9,703,292

Information Technology - 2.1%
Communications Equipment - 0.3%
Juniper Networks, Inc., 1.20%, 12/10/2025	900,000	885,888

Electronic Manufacturing Services - 0.1%
Flex Ltd., 3.75%, 02/01/2026	300,000	298,077

Technology Distributors - 1.2%
Arrow Electronics, Inc., 3.88%, 01/12/2028	1,200,000	1,177,317
Avnet, Inc., 4.63%, 04/15/2026	1,200,000	1,198,520
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	890,000	868,213
4.25%, 04/01/2028	662,000	656,888
		3,900,938

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co., 1.75%, 04/01/2026	1,500,000	1,470,659
Total Information Technology		6,555,562

Materials - 2.6%
Commodity Chemicals - 0.4%
Cabot Corp., 3.40%, 09/15/2026	1,200,000	1,183,654

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp., 3.20%, 10/01/2026	1,600,000	1,570,376

Metal, Glass & Plastic Containers - 0.9%
Berry Global, Inc., 1.57%, 01/15/2026	1,200,000	1,178,700
Silgan Holdings, Inc., 1.40%, 04/01/2026 (b)	1,650,000	1,605,784
		2,784,484

Packaging & Containers - 0.3%
Brambles USA, Inc., 4.13%, 10/23/2025 (b)	900,000	899,563
Graphic Packaging International LLC, 1.51%, 04/15/2026 (b)	108,000	105,198
		1,004,761

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 26.4% (CONTINUED)	Par	Value
Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp., 1.57%, 10/15/2026 (b)	$1,650,000	$1,579,624

Specialty Chemicals - 0.0%(e)
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (b)	235,000	232,735
Total Materials		8,355,634

Utilities - 1.9%
Electric Utilities - 0.9%
Edison International, 4.70%, 08/15/2025	600,000	599,088
NRG Energy, Inc., 2.00%, 12/02/2025 (b)	999,000	984,570
Pacific Gas and Electric Co., 3.15%, 01/01/2026	1,400,000	1,386,788
		2,970,446

Gas Utilities - 0.5%
National Fuel Gas Co., 5.50%, 10/01/2026	1,550,000	1,566,717

Utilities - 0.5%
Vistra Operations Co. LLC
5.05%, 12/30/2026 (b)	400,000	402,205
3.70%, 01/30/2027 (b)	1,150,000	1,135,288
		1,537,493
Total Utilities		6,074,656
TOTAL CORPORATE BONDS (Cost $83,027,228)		83,371,797

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9%
Cross Mortgage Trust, Series 2025-H4, Class A3, 5.88%, 06/25/2070 (b)(c)	491,634	496,612
Federal Home Loan Mortgage Corp.
Series K049, Class A2, 3.01%, 07/25/2025	50,290	50,201
Series K050, Class A2, 3.33%, 08/25/2025 (d)	410,284	409,562
Series K053, Class A2, 3.00%, 12/25/2025	2,300,961	2,284,778
Series K054, Class A2, 2.75%, 01/25/2026	718,227	711,421
Series K055, Class A2, 2.67%, 03/25/2026	2,141,560	2,114,936
Series K056, Class A2, 2.53%, 05/25/2026	2,423,758	2,387,920
Series K058, Class A2, 2.65%, 08/25/2026	2,777,000	2,725,770
Series K059, Class A2, 3.12%, 09/25/2026 (d)	2,000,000	1,974,054
Series K060, Class A2, 3.30%, 10/25/2026	1,150,000	1,136,199
Series K061, Class A2, 3.35%, 11/25/2026 (d)	837,698	827,351
Series K062, Class A2, 3.41%, 12/25/2026	2,500,000	2,469,473
Series K734, Class A2, 3.21%, 02/25/2026	2,159,752	2,145,225
Series K735, Class A2, 2.86%, 05/25/2026	1,912,177	1,888,313
Series K-F100, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 01/25/2028	314,851	312,735
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% (CONTINUED)	Par	Value
Series K-F101, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 01/25/2031	$396,564	$390,314
Series K-F104, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2031	581,479	578,551
Series K-F107, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 03/25/2028	1,090,634	1,087,877
Series K-F112, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 04/25/2031	429,790	421,756
Series K-F113, Class AS, 4.54% (30 day avg SOFR US + 0.23%), 05/25/2028	291,014	289,093
Series K-F114, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 05/25/2031	1,121,050	1,104,926
Series K-F115, Class AS, 4.52% (30 day avg SOFR US + 0.21%), 06/25/2031	1,839,014	1,811,942
Series K-F117, Class AS, 4.55% (30 day avg SOFR US + 0.24%), 06/25/2031	400,420	395,365
Series K-F118, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 07/25/2028	243,453	241,476
Series K-F121, Class AS, 4.49% (30 day avg SOFR US + 0.18%), 08/25/2028	777,213	770,221
Series KF125, Class AS, 4.53% (30 day avg SOFR US + 0.22%), 10/25/2028	1,197,645	1,187,853
Series KF129, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 01/25/2029	384,001	381,058
Series KF133, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 02/25/2029	1,371,583	1,366,076
Series KF160, Class AS, 5.01% (30 day avg SOFR US + 0.70%), 10/25/2030	590,410	594,258
Series KF48, Class A, 4.72% (30 day avg SOFR US + 0.40%), 06/25/2028	1,089,069	1,086,706
Series KF57, Class A, 4.97% (30 day avg SOFR US + 0.65%), 12/25/2028	543,801	546,599
Series KF59, Class A, 4.97% (30 day avg SOFR US + 0.65%), 02/25/2029	999,569	1,002,738
Series KF61, Class A, 4.96% (30 day avg SOFR US + 0.64%), 03/25/2029	435,869	437,245
Series KF75, Class AL, 4.94% (30 day avg SOFR US + 0.62%), 12/25/2029	366,907	368,285
Series KF75, Class AS, 4.86% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	397,372	398,186
Series KF79, Class AL, 4.90% (30 day avg SOFR US + 0.58%), 05/25/2030	808,230	807,021
Series KF86, Class AS, 4.63% (30 day avg SOFR US + 0.32%), 08/25/2027	510,832	509,437
Series KF87, Class AL, 4.78% (30 day avg SOFR US + 0.46%), 08/25/2030	141,722	141,300
Series KF87, Class AS, 4.66% (30 day avg SOFR US + 0.35%), 08/25/2030	566,888	562,279
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.9% (CONTINUED)	Par	Value
Series KF88, Class AL, 4.76% (30 day avg SOFR US + 0.44%), 09/25/2030	$3,814,421	$3,804,325
Series KF90, Class AS, 4.69% (30 day avg SOFR US + 0.38%), 09/25/2030	340,826	337,206
Series KF91, Class AS, 4.69% (30 day avg SOFR US + 0.38%), 10/25/2030	311,798	310,050
Series KF93, Class AS, 4.62% (30 day avg SOFR US + 0.31%), 10/25/2027	1,058,083	1,054,413
Series KF94, Class AL, 4.73% (30 day avg SOFR US + 0.41%), 11/25/2030	1,011,858	1,007,646
Series KF94, Class AS, 4.65% (30 day avg SOFR US + 0.34%), 11/25/2030	337,286	334,279
Series KF95, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 11/25/2030	806,896	798,068
Series KF96, Class AL, 4.69% (30 day avg SOFR US + 0.37%), 12/25/2030	946,916	941,174
Series KF97, Class AS, 4.56% (30 day avg SOFR US + 0.25%), 12/25/2030	197,842	195,470
Series KF99, Class AS, 4.51% (30 day avg SOFR US + 0.20%), 12/25/2030	512,844	505,430
Series KJ21, Class A2, 3.70%, 09/25/2026	1,492,940	1,483,935
Series KLU2, Class A7, 2.23%, 09/25/2025 (d)	1,185,362	1,178,810
Federal National Mortgage Association
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (d)	1,071,781	1,048,872
Series 2017-M15, Class ATS2, 3.21%, 11/25/2027 (d)	506,250	496,296
Series 2017-M4, Class A2, 2.64%, 12/25/2026 (d)	962,674	940,417
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, 5.16% (30 day avg SOFR US + 0.85%), 11/25/2041 (b)	178,794	178,957
Series 2022-HQA2, Class M1B, 8.31% (30 day avg SOFR US + 4.00%), 07/25/2042 (b)	1,550,000	1,637,070
Series 2024-DNA1, Class M1, 5.66% (30 day avg SOFR US + 1.35%), 02/25/2044 (b)	998,078	1,001,902
Series 2024-HQA2, Class M1, 5.51% (30 day avg SOFR US + 1.20%), 08/25/2044 (b)	1,522,856	1,529,160
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A16, 6.50%, 04/25/2054 (b)(d)	286,464	293,563
Home RE Ltd., Series 2023-1, Class M1A, 6.46% (30 day avg SOFR US + 2.15%), 10/25/2033 (b)	19,277	19,309
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A1, 5.88%, 12/25/2063 (b)(c)	716,689	727,799
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055 (b)(c)	967,021	970,906
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (b)(d)	224,103	227,166
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,478,516)		59,437,335

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED LOAN OBLIGATIONS - 15.5%	Par	Value
AMMC CDO, Series 2017-21A, Class B, 6.21% (3 mo. Term SOFR + 1.94%), 11/02/2030 (b)	$118,634	$118,687
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 5.54% (3 mo. Term SOFR + 1.25%), 07/24/2035 (b)	1,000,000	999,502
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 5.60% (3 mo. Term SOFR + 1.32%), 07/23/2032 (b)	999,455	1,000,392
Blackstone, Inc., Series 2018-1A, Class A2, 5.53% (3 mo. Term SOFR + 1.27%), 04/15/2031 (b)	106,667	106,736
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.59% (3 mo. Term SOFR + 1.33%), 07/15/2031 (b)	1,065,679	1,066,371
Carbone CLO LLC, Series 2017-1A, Class A1, 5.67% (3 mo. Term SOFR + 1.40%), 01/20/2031 (b)	858,331	856,804
CBAM Ltd., Series 2019-10A, Class A1R, 5.65% (3 mo. Term SOFR + 1.38%), 04/20/2032 (b)	1,487,037	1,486,728
Dryden Senior Loan Fund, Series 2019-80A, Class AR, 5.53% (3 mo. Term SOFR + 1.25%), 01/17/2033 (b)	1,639,012	1,636,679
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.82% (3 mo. Term SOFR + 1.50%), 07/20/2033 (b)	2,000,000	2,004,382
Series 2025-35A, Class A1, 0.00% (3 mo. Term SOFR + 1.40%), 07/20/2033 (b)	2,100,000	2,100,000
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.61% (3 mo. Term SOFR + 1.35%), 07/15/2031 (b)	1,325,632	1,326,146
LCM XIII LP, Series 14A, Class AR, 5.57% (3 mo. Term SOFR + 1.30%), 07/20/2031 (b)	230,256	230,272
LJV I MM CLO LLC, Series 2022-1A, Class A1, 6.13% (3 mo. Term SOFR + 1.85%), 04/28/2034 (b)	3,111,224	3,117,057
Madison Park Funding Ltd.
Series 2015-18A, Class ARR, 5.47% (3 mo. Term SOFR + 1.20%), 10/21/2030 (b)	1,103,460	1,104,465
Series 2021-52A, Class X, 5.43% (3 mo. Term SOFR + 1.16%), 01/22/2035 (b)	315,789	315,782
Maranon Loan Funding Ltd., Series 2021-3A, Class XR, 5.56% (3 mo. Term SOFR + 1.30%), 10/15/2036 (b)	875,000	874,977
Milos Clo, Series 2017-1A, Class AR, 5.60% (3 mo. Term SOFR + 1.33%), 10/20/2030 (b)	1,083,657	1,084,983
Mountain View Funding CLO, Series 2017-2A, Class AR, 5.56% (3 mo. Term SOFR + 1.30%), 01/16/2031 (b)	83,983	83,985
Neuberger Berman CLO Ltd.
Series 2019-34A, Class A1R, 5.51% (3 mo. Term SOFR + 1.24%), 01/20/2035 (b)	1,083,312	1,081,840
Series 2020-36A, Class A1R2, 5.57% (3 mo. Term SOFR + 1.30%), 04/20/2033 (b)	1,235,013	1,233,367
OCP CLO Ltd., Series 2014-5A, Class A1R, 5.62% (3 mo. Term SOFR + 1.34%), 04/26/2031 (b)	71,822	71,839
The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED LOAN OBLIGATIONS - 15.5% (CONTINUED)	Par	Value
Octagon Investment Partners Ltd., Series 2016-1A, Class XRR, 5.58% (3 mo. Term SOFR + 1.30%), 04/24/2037 (b)	$1,052,632	$1,055,888
OZLM Ltd., Series 2019-24A, Class A1AR, 5.69% (3 mo. Term SOFR + 1.42%), 07/20/2032 (b)	1,837,169	1,837,568
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1AR, 5.36% (3 mo. Term SOFR + 1.10%), 04/15/2031 (b)	676,003	674,297
Parliament Funding, Series 2020-1A, Class BR, 6.18% (3 mo. Term SOFR + 1.91%), 10/20/2031 (b)	1,632,710	1,633,508
ROMARK CLO LLC, Series 2021-5A, Class X, 5.52% (3 mo. Term SOFR + 1.26%), 01/15/2035 (b)	736,842	736,833
Sound Point CLO Ltd.
Series 2013-3RA, Class A, 5.68% (3 mo. Term SOFR + 1.41%), 04/18/2031 (b)	4,277,159	4,282,189
Series 2015-2A, Class ARRR, 5.74% (3 mo. Term SOFR + 1.47%), 07/20/2032 (b)	2,945,711	2,948,966
Series 2018-1A, Class A, 5.52% (3 mo. Term SOFR + 1.26%), 04/15/2031 (b)	948,814	949,231
Steele Creek CLO Ltd., Series 2014-1RA, Class B, 6.03% (3 mo. Term SOFR + 1.76%), 04/21/2031 (b)	1,004,394	1,004,765
Symphony CLO Ltd.
Series 2014-15A, Class AR3, 5.62% (3 mo. Term SOFR + 1.34%), 01/17/2032 (b)	1,726,139	1,728,207
Series 2021-26A, Class AR, 5.61% (3 mo. Term SOFR + 1.34%), 04/20/2033 (b)	1,650,811	1,649,371
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.52% (3 mo. Term SOFR + 1.28%), 10/13/2032 (b)	857,973	858,979
THL Credit Lake Shore MM CLO Ltd., Series 2019-2A, Class A1RR, 5.68% (3 mo. Term SOFR + 1.40%), 10/17/2031 (b)	762,658	762,840
TIAA CLO Ltd.
Series 2016-1A, Class ARR, 5.52% (3 mo. Term SOFR + 1.25%), 07/20/2031 (b)	953,764	954,339
Series 2017-2A, Class A, 5.67% (3 mo. Term SOFR + 1.41%), 01/16/2031 (b)	634,291	634,648
Trinitas CLO Ltd., Series 2018-9A, Class ARRR, 5.47% (3 mo. Term SOFR + 1.20%), 01/20/2032 (b)	1,962,482	1,962,892
Venture CDO Ltd.
Series 2014-18X, Class CR, 6.62% (3 mo. Term SOFR + 2.36%), 10/15/2029	897,663	899,154
Series 2018-32A, Class A1, 5.63% (3 mo. Term SOFR + 1.36%), 07/18/2031 (b)	493,472	493,955
Voya CLO Ltd., Series 2019-3A, Class AR, 5.62% (3 mo. Term SOFR + 1.34%), 10/17/2032 (b)	1,956,094	1,954,993
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $48,943,530)		48,923,617

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED LOAN OBLIGATIONS - 15.5% (CONTINUED)	Par	Value
Federal Home Loan Mortgage Corp.
Series KF130, Class AS, 4.60% (30 day avg SOFR US + 0.29%), 01/25/2029	$590,341	$588,780
Series KF135, Class AS, 4.68% (30 day avg SOFR US + 0.37%), 05/25/2029	678,948	677,961
Series KF166, Class AS, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2032	2,000,000	2,002,500
Series KJ49, Class AFL, 4.91% (30 day avg SOFR US + 0.60%), 01/25/2031	992,937	989,060
Federal National Mortgage Association
Pool AN0287, 2.95%, 11/01/2025	1,500,000	1,494,743
Pool AN3381, 2.52%, 10/01/2026	912,503	891,088
Pool AN7890, 3.06%, 12/01/2027	2,750,000	2,685,892
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,307,194)		9,330,024

SHORT-TERM INVESTMENTS - 11.1%	Shares
Money Market Funds - 8.3%
First American Government Obligations Fund - Class X, 4.25% (f)	26,068,335	26,068,335

U.S. Treasury Bills - 2.8%	Par
4.24%, 08/07/2025 (g)	$2,500,000	2,489,206
4.36%, 09/04/2025 (g)	3,000,000	2,976,986
4.11%, 10/02/2025 (g)	3,500,000	3,461,838
		8,928,030
TOTAL SHORT-TERM INVESTMENTS (Cost $34,998,360)		34,996,365

TOTAL INVESTMENTS - 103.3% (Cost $325,076,103)		$325,737,889
Liabilities in Excess of Other Assets - (3.3)%		(10,552,522)
TOTAL NET ASSETS - 100.0%		$315,185,367

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $167,680,476 or 53.2% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

STRIVE ENHANCED INCOME SHORT MATURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

(c)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(g)	The rate shown is the annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	13	09/30/2025	$2,704,305	$11,330
Net Unrealized Appreciation (Depreciation)				$11,330

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 99.3%	Shares	Value
Australia - 5.5%
ANZ Group Holdings Ltd.	3,542	$67,977
Aristocrat Leisure Ltd.	663	28,437
BHP Group Ltd.	5,256	127,127
Commonwealth Bank of Australia	1,994	242,457
CSL Ltd.	567	89,367
Macquarie Group Ltd.	442	66,538
National Australia Bank Ltd.	3,653	94,630
QBE Insurance Group Ltd.	1,800	27,709
Rio Tinto Ltd.	429	30,248
Transurban Group	3,536	32,534
Wesfarmers Ltd.	1,329	74,129
Westpac Banking Corp.	3,985	88,806
Woodside Energy Group Ltd.	2,171	33,764
Woolworths Group Ltd.	1,391	28,481
		1,032,204

Austria - 0.2%
Erste Group Bank AG	386	32,874

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	1,169	80,198
KBC Group NV	301	31,081
UCB SA	143	28,123
		139,402

Canada - 11.9%
Agnico Eagle Mines Ltd.	609	72,557
Alimentation Couche-Tard, Inc.	832	41,357
Bank of Montreal	825	91,427
Bank of Nova Scotia	1,475	81,562
Barrick Mining Corp.	1,989	41,409
Brookfield Corp.	1,586	98,159
Cameco Corp.	519	38,543
Canadian Imperial Bank of Commerce	1,095	77,726
Canadian National Railway Co.	715	74,501
Canadian Natural Resources Ltd.	2,405	75,590
Canadian Pacific Kansas City Ltd.	1,100	87,386
Constellation Software, Inc.	24	88,002
Dollarama, Inc.	312	43,961
Enbridge, Inc.	2,547	115,496
Fairfax Financial Holdings Ltd.	26	46,931
Fortis, Inc.	599	28,601
Franco-Nevada Corp.	221	36,283
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Canada - 11.9% (Continued)
Intact Financial Corp.	208	$48,367
Loblaw Cos. Ltd.	168	27,789
Manulife Financial Corp.	2,067	66,089
National Bank of Canada	447	46,126
Nutrien Ltd.	612	35,662
Royal Bank of Canada	1,687	222,336
Shopify, Inc. - Class A (a)	1,407	162,279
Sun Life Financial, Inc.	663	44,116
Suncor Energy, Inc.	1,469	55,027
TC Energy Corp.	1,250	61,024
Thomson Reuters Corp.	156	31,371
Toronto-Dominion Bank	1,970	144,898
Waste Connections, Inc.	299	55,854
Wheaton Precious Metals Corp.	542	48,741
WSP Global, Inc.	161	32,841
		2,222,011

Denmark - 2.0%
Danske Bank AS	767	31,279
DSV AS	232	55,750
Novo Nordisk AS	3,564	247,363
Novonesis (Novozymes) B	468	33,553
		367,945

Finland - 0.8%
Kone Oyj - Class B	388	25,540
Nokia Oyj	6,363	33,024
Nordea Bank Abp	3,662	54,395
Sampo Oyj	2,477	26,640
		139,599

France - 11.7%
Air Liquide SA	690	142,352
Airbus SE	694	144,910
AXA SA	2,235	109,706
BNP Paribas SA	1,256	112,916
Capgemini SE	192	32,806
Cie de Saint-Gobain SA	455	53,404
Cie Generale des Etablissements Michelin SCA	807	29,982
Credit Agricole SA	1,417	26,815
Danone SA	777	63,483
Dassault Systemes SE	767	27,764
Engie SA	2,098	49,242
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
France - 11.7% (Continued)
EssilorLuxottica SA	369	$101,233
Hermes International SCA	38	102,908
Legrand SA	299	39,976
L'Oreal SA	286	122,327
LVMH Moet Hennessy Louis Vuitton SE	268	140,356
Orange SA	2,340	35,599
Publicis Groupe SA	260	29,304
Safran SA	448	145,599
Sanofi SA	1,353	131,024
Schneider Electric SE	663	176,346
Societe Generale SA	930	53,186
Thales SA	116	34,106
TotalEnergies SE	2,217	136,060
Veolia Environnement SA	859	30,609
Vinci SA	664	97,848
		2,169,861

Germany - 10.2%
adidas AG	196	45,703
Allianz SE	447	181,184
BASF SE	1,067	52,613
Bayer AG	1,079	32,455
Bayerische Motoren Werke AG	338	30,044
Commerzbank AG	1,183	37,319
Deutsche Bank AG	2,166	64,220
Deutsche Boerse AG	221	72,085
Deutsche Post AG	1,105	51,037
Deutsche Telekom AG	4,034	147,165
E.ON SE	2,647	48,719
Heidelberg Materials AG	157	36,886
Infineon Technologies AG	1,471	62,579
Mercedes-Benz Group AG	964	56,425
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	156	101,179
Rheinmetall AG	52	110,073
RWE AG	800	33,388
SAP SE	1,221	371,292
Siemens AG	942	241,511
Siemens Energy AG (a)	784	90,560
Vonovia SE	971	34,211
		1,900,648

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Hong Kong - 1.2%
AIA Group Ltd.	12,510	$112,192
Hong Kong Exchanges & Clearing Ltd.	1,425	76,025
Prudential PLC	3,146	39,409
		227,626

Ireland - 0.3%
Experian PLC	1,101	56,703

Italy - 2.7%
Enel SpA	9,151	86,839
Eni SpA	2,496	40,457
Ferrari NV	128	62,739
Generali	1,266	45,052
Intesa Sanpaolo SpA	18,607	107,213
Leonardo SpA	482	27,128
UniCredit SpA	1,860	124,689
		494,117

Japan - 17.5%
Advantest Corp.	845	62,522
Aeon Co. Ltd.	900	27,624
Ajinomoto Co., Inc.	1,200	32,574
Bridgestone Corp.	650	26,631
Canon, Inc.	1,105	32,144
Chugai Pharmaceutical Co. Ltd.	728	38,042
Dai-ichi Life Holdings, Inc.	4,160	31,661
Daiichi Sankyo Co. Ltd.	2,158	50,426
Daikin Industries Ltd.	312	36,886
Denso Corp.	2,119	28,701
Fanuc Corp.	1,079	29,522
Fast Retailing Co. Ltd.	210	72,214
Fujifilm Holdings Corp.	1,500	32,728
Fujitsu Ltd.	2,028	49,501
Hitachi Ltd.	5,288	154,412
Honda Motor Co. Ltd.	4,826	46,733
Hoya Corp.	390	46,460
ITOCHU Corp.	1,625	85,264
Japan Tobacco, Inc.	1,248	36,815
KDDI Corp.	3,654	62,928
Keyence Corp.	221	88,765
Komatsu Ltd.	1,066	35,066
Marubeni Corp.	1,872	37,868
Mitsubishi Corp.	4,407	88,382
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Japan - 17.5% (Continued)
Mitsubishi Electric Corp.	2,449	$52,907
Mitsubishi Heavy Industries Ltd.	3,787	94,935
Mitsubishi UFJ Financial Group, Inc.	11,830	162,903
Mitsui & Co. Ltd.	3,171	64,893
Mitsui Fudosan Co. Ltd.	2,964	28,713
Mizuho Financial Group, Inc.	2,730	75,698
MS&AD Insurance Group Holdings, Inc.	1,517	34,026
Murata Manufacturing Co. Ltd.	2,106	31,501
NEC Corp.	1,430	41,896
Nintendo Co. Ltd.	1,360	131,084
Nippon Telegraph & Telephone Corp.	59,670	63,812
Oriental Land Co. Ltd.	1,170	27,007
ORIX Corp.	1,235	27,958
Panasonic Holdings Corp.	2,638	28,495
Recruit Holdings Co. Ltd.	1,586	94,000
Seven & i Holdings Co. Ltd.	2,712	43,748
Shin-Etsu Chemical Co. Ltd.	2,249	74,527
SoftBank Corp.	32,986	51,081
SoftBank Group Corp.	1,144	83,533
Sompo Holdings, Inc.	1,040	31,379
Sony Group Corp.	7,090	183,644
Sumitomo Corp.	1,326	34,337
Sumitomo Mitsui Financial Group, Inc.	4,083	103,035
Takeda Pharmaceutical Co. Ltd.	1,764	54,204
Terumo Corp.	1,612	29,664
Tokio Marine Holdings, Inc.	2,093	88,819
Tokyo Electron Ltd.	521	100,144
Toyota Motor Corp.	10,631	184,043
		3,255,855

Netherlands - 4.4%
Adyen NV (a)(b)	35	64,250
Argenx SE (a)	72	39,845
ASM International NV	52	33,285
ASML Holding NV	412	328,851
Ferrovial SE	609	32,468
Heineken NV	325	28,338
ING Groep NV	3,651	80,105
Koninklijke Ahold Delhaize NV	1,079	45,121
Prosus NV	1,510	84,435
Universal Music Group NV	898	29,068
Wolters Kluwer NV	273	45,649
		811,415

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Norway - 0.1%
DNB Bank ASA	969	$26,784

Singapore - 1.5%
DBS Group Holdings Ltd.	2,404	84,910
Oversea-Chinese Banking Corp. Ltd.	4,583	58,788
Sea Ltd. - ADR (a)	324	51,821
Singapore Telecommunications Ltd.	9,790	29,412
United Overseas Bank Ltd.	1,747	49,463
		274,394

Spain - 2.9%
Amadeus IT Group SA	534	44,963
Banco Bilbao Vizcaya Argentaria SA	6,921	106,432
Banco Santander SA	17,329	143,440
CaixaBank SA	4,020	34,824
Iberdrola SA	7,471	143,360
Industria de Diseno Textil SA	1,304	67,863
		540,882

Sweden - 1.7%
Assa Abloy AB - Class B	1,118	34,884
Atlas Copco AB - Class A	3,080	49,760
Investor AB	2,174	64,283
Sandvik AB	1,196	27,419
Skandinaviska Enskilda Banken AB - Class A	1,730	30,190
Swedbank AB - Class A	1,248	33,044
Telefonaktiebolaget LM Ericsson - Class B	3,601	30,807
Volvo AB - Class B	1,770	49,653
		320,040

Switzerland - 9.5%
ABB Ltd.	1,855	110,606
Alcon AG	596	52,731
Cie Financiere Richemont SA	552	103,972
Geberit AG	39	30,671
Givaudan SA	9	43,568
Glencore PLC	13,425	52,261
Holcim AG	596	44,243
Lonza Group AG	87	61,951
Nestle SA	2,658	264,075
Novartis AG	2,342	283,862
Partners Group Holding AG	26	33,915
Roche Holding AG	833	271,280
The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
Switzerland - 9.5% (Continued)
Sandoz Group AG	524	$28,675
Sika AG	194	52,666
Swiss Life Holding AG	35	35,403
Swiss Re AG	353	61,017
UBS Group AG	3,465	117,254
Zurich Insurance Group AG	172	120,223
		1,768,373

United Kingdom - 14.0%
3i Group PLC	1,154	65,262
Anglo American PLC	1,292	38,129
Ashtead Group PLC	494	31,660
AstraZeneca PLC	1,580	219,481
Aviva PLC - Class B (a)	3,160	26,858
BAE Systems PLC	3,603	93,300
Barclays PLC	17,160	79,450
BP PLC	17,612	88,408
British American Tobacco PLC	2,597	123,448
Compass Group PLC	2,067	69,995
Diageo PLC	2,623	65,816
GSK PLC	4,654	88,797
Haleon PLC	10,772	55,359
Halma PLC	406	17,833
HSBC Holdings PLC	21,095	255,334
Imperial Brands PLC	988	39,017
Intertek Group PLC	162	10,540
Lloyds Banking Group PLC	72,397	76,221
London Stock Exchange Group PLC	581	84,815
National Grid PLC	5,683	82,805
NatWest Group PLC	9,362	65,718
Reckitt Benckiser Group PLC	806	54,820
Relx PLC	2,231	120,566
Rio Tinto PLC	1,262	73,535
Rolls-Royce Holdings PLC	10,027	133,176
Shell PLC	7,141	250,296
SSE PLC	1,239	31,140
Standard Chartered PLC	2,964	49,107
Tesco PLC	8,047	44,326
Unilever PLC	2,885	175,234
		2,610,446

The accompanying notes are an integral part of these financial statements.

STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.3% (CONTINUED)	Shares	Value
United States - 0.5%
Brookfield Asset Management Ltd. - Class A	465	$25,737
Flutter Entertainment PLC (a)	207	58,646
		84,383
TOTAL COMMON STOCKS (Cost $16,157,998)		18,475,562

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.2%
Australia - 0.2%
Goodman Group	2,107	47,482
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,331)		47,482

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (c)	34,377	34,377
TOTAL SHORT-TERM INVESTMENTS (Cost $34,377)		34,377

TOTAL INVESTMENTS - 99.7% (Cost $16,240,706)		$18,557,421
Other Assets in Excess of Liabilities - 0.3%		49,453
TOTAL NET ASSETS - 100.0%		$18,606,874

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $64,250 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 93.1%	Shares	Value
Communication Services - 2.5%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	1,820	$44,554

Broadcasting - 0.2%
Paramount Global - Class A	65	1,492
Paramount Global - Class B	2,564	33,075
		34,567
Cable & Satellite - 0.6%
EchoStar Corp. - Class A (a)	574	15,900
Liberty Broadband Corp. - Class A (a)	75	7,336
Liberty Broadband Corp. - Class C (a)	558	54,896
Sirius XM Holdings, Inc.	937	21,523
		99,655
Integrated Telecommunication Services - 0.3%
Frontier Communications Parent, Inc. (a)	1,236	44,991

Interactive Media & Services - 0.2%
Match Group, Inc.	1,214	37,501

Movies & Entertainment - 0.3%
Roku, Inc. (a)	617	54,228

Publishing - 0.7%
New York Times Co. - Class A	771	43,161
News Corp. - Class A	1,820	54,090
News Corp. - Class B	585	20,071
		117,322
Total Communication Services		432,818

Consumer Discretionary - 12.9%
Apparel Retail - 0.6%
Burlington Stores, Inc. (a)	309	71,886
Gap, Inc.	1,238	27,001
		98,887
Apparel, Accessories & Luxury Goods - 1.0%
Levi Strauss & Co. - Class A	455	8,413
Ralph Lauren Corp.	185	50,742
Tapestry, Inc.	1,036	90,971
VF Corp.	1,876	22,043
		172,169
Automobile Manufacturers - 0.1%
Lucid Group, Inc. (a)	5,809	12,257

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.2%
BorgWarner, Inc.	1,105	$36,995

Automotive Retail - 1.1%
AutoNation, Inc. (a)	173	34,366
CarMax, Inc. (a)	762	51,214
Lithia Motors, Inc.	130	43,917
Murphy USA, Inc.	91	37,019
Penske Automotive Group, Inc.	88	15,119
		181,635

Broadline Retail - 0.3%
Dillard's, Inc. - Class A	14	5,849
Ollie's Bargain Outlet Holdings, Inc. (a)	296	39,007
		44,856
Casinos & Gaming - 1.1%
Boyd Gaming Corp.	297	23,235
Caesars Entertainment, Inc. (a)	975	27,680
Churchill Downs, Inc.	326	32,926
Light & Wonder, Inc. (a)	428	41,199
MGM Resorts International (a)	972	33,427
Wynn Resorts Ltd.	413	38,686
		197,153
Computer & Electronics Retail - 0.3%
GameStop Corp. - Class A (a)	2,026	49,414

Consumer Discretionary - 0.2%
Viking Holdings Ltd. (a)	819	43,645

Distributors - 0.6%
LKQ Corp.	1,257	46,522
Pool Corp.	178	51,883
		98,405
Education Services - 0.6%
Bright Horizons Family Solutions, Inc. (a)	279	34,481
Duolingo, Inc. (a)	184	75,444
		109,925
Footwear - 0.6%
On Holding AG - Class A (a)	1,159	60,326
Skechers USA, Inc. - Class A (a)	650	41,015
		101,341
Home Furnishings - 0.6%
Mohawk Industries, Inc. (a)	260	27,258
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Home Furnishings - 0.6% (Continued)
Somnigroup International, Inc.	1,017	$69,207
		96,465
Home Improvement Retail - 0.2%
Floor & Decor Holdings, Inc. - Class A (a)	530	40,259

Homebuilding - 0.8%
Taylor Morrison Home Corp. (a)	481	29,543
Toll Brothers, Inc.	486	55,467
TopBuild Corp. (a)	142	45,971
		130,981
Homefurnishing Retail - 0.1%
RH (a)	73	13,798

Hotels, Resorts & Cruise Lines - 0.7%
Choice Hotels International, Inc.	130	16,494
Hyatt Hotels Corp. - Class A	203	28,349
Norwegian Cruise Line Holdings Ltd. (a)	2,123	43,055
Wyndham Hotels & Resorts, Inc.	368	29,885
		117,783
Household Appliances - 0.3%
SharkNinja, Inc. (a)	341	33,755
Whirlpool Corp.	266	26,978
		60,733
Leisure Facilities - 0.3%
Planet Fitness, Inc. - Class A (a)	405	44,165

Leisure Products - 0.3%
Hasbro, Inc.	635	46,876

Other Specialty Retail - 0.7%
Bath & Body Works, Inc.	1,059	31,728
Chewy, Inc. - Class A (a)	868	36,994
Dick's Sporting Goods, Inc.	266	52,617
		121,339
Restaurants - 1.6%
Aramark	1,278	53,510
Brinker International, Inc. (a)	210	37,869
Cava Group, Inc. (a)	487	41,020
Dutch Bros, Inc. - Class A (a)	568	38,834
Texas Roadhouse, Inc.	328	61,471
Wingstop, Inc.	141	47,480
		280,184

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.6%
ADT, Inc.	1,746	$14,789
H&R Block, Inc.	657	36,063
Service Corp. International/US	698	56,817
		107,669
Total Consumer Discretionary		2,206,934

Consumer Staples - 5.5%
Agricultural Products & Services - 0.5%
Bunge Global SA	651	52,262
Ingredion, Inc.	311	42,178
		94,440
Brewers - 0.2%
Molson Coors Beverage Co. - Class B	854	41,069

Consumer Staples Merchandise Retail - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	651	70,197

Drug Retail - 0.2%
Walgreens Boots Alliance, Inc.	3,414	39,193

Food Distributors - 0.9%
Performance Food Group Co. (a)	745	65,165
US Foods Holding Corp. (a)	1,126	86,713
		151,878
Food Retail - 1.5%
Albertsons Cos., Inc. - Class A	1,707	36,717
Casey's General Stores, Inc.	186	94,910
Maplebear, Inc. (a)	1,007	45,557
Sprouts Farmers Market, Inc. (a)	481	79,192
		256,376
Packaged Foods & Meats - 1.1%
Conagra Brands, Inc.	2,394	49,005
Freshpet, Inc. (a)	230	15,631
J M Smucker Co.	494	48,511
Lamb Weston Holdings, Inc.	719	37,280
Pilgrim's Pride Corp.	195	8,771
The Campbell's Co.	955	29,271
		188,469
Personal Care Products - 0.3%
BellRing Brands, Inc. (a)	620	35,917
Coty, Inc. - Class A (a)	1,885	8,765
		44,682

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.4%
Coca-Cola Consolidated, Inc.	271	$30,257
Primo Brands Corp.	1,078	31,931
		62,188
Total Consumer Staples		948,492

Energy - 2.7%
Oil & Gas Exploration & Production - 1.8%
Antero Resources Corp. (a)	1,407	56,674
APA Corp.	1,773	32,428
Chord Energy Corp.	287	27,796
Matador Resources Co.	559	26,675
Ovintiv, Inc.	1,248	47,486
Permian Resources Corp.	3,280	44,674
Range Resources Corp.	1,144	46,527
Viper Energy, Inc.	682	26,005
		308,265
Oil & Gas Refining & Marketing - 0.2%
HF Sinclair Corp.	795	32,658

Oil & Gas Storage & Transportation - 0.7%
Antero Midstream Corp.	1,625	30,794
DT Midstream, Inc.	488	53,636
Hess Midstream LP - Class A	546	21,026
Kinetik Holdings, Inc.	253	11,145
		116,601
Total Energy		457,524

Financials - 15.2%
Asset Management & Custody Banks - 1.5%
Carlyle Group, Inc.	1,262	64,867
Franklin Resources, Inc.	1,629	38,852
Hamilton Lane, Inc. - Class A	180	25,581
Invesco Ltd.	2,145	33,827
Janus Henderson Group PLC	610	23,692
SEI Investments Co.	585	52,568
StepStone Group, Inc. - Class A	348	19,314
		258,701
Commercial & Residential Mortgage Finance - 0.3%
Mr Cooper Group, Inc. (a)	315	47,001
UWM Holdings Corp.	743	3,076
		50,077

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Consumer Finance - 1.0%
Ally Financial, Inc.	1,300	$50,635
OneMain Holdings, Inc.	585	33,345
SoFi Technologies, Inc. (a)	5,175	94,237
		178,217
Diversified Banks - 0.8%
Comerica, Inc.	632	37,699
KeyCorp	5,380	93,719
		131,418
Diversified Financial Services - 0.9%
Equitable Holdings, Inc.	1,545	86,675
Jackson Financial, Inc. - Class A	351	31,165
Voya Financial, Inc.	472	33,512
		151,352
Financial Exchanges & Data - 0.4%
MarketAxess Holdings, Inc.	175	39,085
Morningstar, Inc.	124	38,927
		78,012
Insurance Brokers - 0.2%
Ryan Specialty Holdings, Inc.	538	36,579

Investment Banking & Brokerage - 1.2%
Evercore, Inc. - Class A	185	49,954
Houlihan Lokey, Inc.	261	46,967
Jefferies Financial Group, Inc.	715	39,103
PJT Partners, Inc. - Class A	104	17,161
Stifel Financial Corp.	471	48,881
		202,066
Life & Health Insurance - 0.9%
Globe Life, Inc.	398	49,467
Primerica, Inc.	160	43,787
Unum Group	847	68,404
		161,658
Property & Casualty Insurance - 2.1%
American Financial Group, Inc.	352	44,426
Assurant, Inc.	248	48,978
Axis Capital Holdings Ltd.	364	37,791
Fidelity National Financial, Inc.	1,286	72,093
First American Financial Corp.	479	29,406
Kinsale Capital Group, Inc.	107	51,777
Old Republic International Corp.	1,135	43,629
RLI Corp.	429	30,982
		359,082

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Regional Banks - 3.5%
BOK Financial Corp.	105	$10,251
Commerce Bancshares, Inc.	638	39,664
Cullen/Frost Bankers, Inc.	287	36,891
East West Bancorp, Inc.	683	68,969
First Horizon Corp.	2,567	54,420
Old National Bancorp	1,511	32,245
Pinnacle Financial Partners, Inc.	363	40,079
Popular, Inc.	353	38,904
Prosperity Bancshares, Inc.	441	30,976
SouthState Corp.	497	45,739
Synovus Financial Corp.	676	34,983
Webster Financial Corp.	825	45,045
Western Alliance Bancorp	523	40,784
Wintrust Financial Corp.	315	39,054
Zions Bancorp NA	715	37,137
		595,141
Reinsurance - 1.2%
Everest Group Ltd.	232	78,845
Reinsurance Group of America, Inc.	335	66,450
RenaissanceRe Holdings Ltd.	234	56,839
		202,134
Transaction & Payment Processing Services - 1.2%
Affirm Holdings, Inc. (a)	1,261	87,186
Jack Henry & Associates, Inc.	358	64,501
Shift4 Payments, Inc. - Class A (a)	328	32,508
WEX, Inc. (a)	167	24,531
		208,726
Total Financials		2,613,163

Health Care - 9.1%
Biotechnology - 3.1%
BioMarin Pharmaceutical, Inc. (a)	920	50,572
Blueprint Medicines Corp. (a)	333	42,684
Bridgebio Pharma, Inc. (a)	746	32,212
Exact Sciences Corp. (a)	917	48,729
Exelixis, Inc. (a)	1,303	57,430
Halozyme Therapeutics, Inc. (a)	611	31,784
Insmed, Inc. (a)	892	89,771
Madrigal Pharmaceuticals, Inc. (a)	87	26,330
Neurocrine Biosciences, Inc. (a)	481	60,457
Revolution Medicines, Inc. (a)	827	30,425
Roivant Sciences Ltd. (a)	2,106	23,735
Sarepta Therapeutics, Inc. (a)	441	7,541
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Biotechnology - 3.1% (Continued)
Summit Therapeutics, Inc. (a)	372	$7,916
Vaxcyte, Inc. (a)	574	18,661
		528,247
Health Care Distributors - 0.3%
Henry Schein, Inc. (a)	598	43,684

Health Care Equipment - 1.0%
Glaukos Corp. (a)	263	27,165
Globus Medical, Inc. - Class A (a)	549	32,402
Masimo Corp. (a)	256	43,064
Penumbra, Inc. (a)	191	49,017
Teleflex, Inc.	219	25,921
		177,569
Health Care Facilities - 1.3%
Encompass Health Corp.	482	59,108
Ensign Group, Inc.	273	42,113
Tenet Healthcare Corp. (a)	462	81,312
Universal Health Services, Inc. - Class B	269	48,729
		231,262
Health Care Services - 0.6%
Chemed Corp.	72	35,059
DaVita, Inc. (a)	186	26,495
Hims & Hers Health, Inc. (a)	888	44,267
		105,821
Health Care Supplies - 0.5%
Lantheus Holdings, Inc. (a)	327	26,768
Solventum Corp. (a)	710	53,847
		80,615
Health Care Technology - 0.3%
Doximity, Inc. - Class A (a)	542	33,246
Waystar Holding Corp. (a)	410	16,757
		50,003
Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories, Inc. - Class A (a)	90	21,719
Bio-Techne Corp.	805	41,417
Bruker Corp.	507	20,888
Charles River Laboratories International, Inc. (a)	239	36,264
Medpace Holdings, Inc. (a)	113	35,466
Repligen Corp. (a)	261	32,463
Tempus AI, Inc. (a)	492	31,262
		219,479
Managed Health Care - 0.2%
HealthEquity, Inc. (a)	415	43,475

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals PLC (a)	283	$30,032
Viatris, Inc.	5,789	51,696
		81,728
Total Health Care		1,561,883

Industrials - 22.2%
Aerospace & Defense - 3.1%
ATI, Inc. (a)	686	59,229
BWX Technologies, Inc.	463	66,700
Curtiss-Wright Corp.	183	89,405
Huntington Ingalls Industries, Inc.	184	44,428
Leonardo DRS, Inc.	347	16,128
Loar Holdings, Inc. (a)	163	14,046
Rocket Lab Corp. (a)	2,151	76,941
StandardAero, Inc. (a)	489	15,477
Textron, Inc.	882	70,816
Woodward, Inc.	289	70,831
		524,001
Agricultural & Farm Machinery - 0.7%
AGCO Corp.	326	33,630
CNH Industrial NV	3,908	50,648
Toro Co.	502	35,481
		119,759
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	565	54,212

Building Products - 2.9%
A O Smith Corp.	585	38,358
AAON, Inc.	325	23,969
Advanced Drainage Systems, Inc.	370	42,498
Allegion PLC	422	60,819
AZEK Co., Inc. (a)	715	38,860
Carlisle Cos., Inc.	211	78,787
Fortune Brands Innovations, Inc.	593	30,528
Owens Corning	413	56,796
Simpson Manufacturing Co., Inc.	206	31,994
Trex Co., Inc. (a)	520	28,278
UFP Industries, Inc.	290	28,814
Zurn Elkay Water Solutions Corp.	845	30,902
		490,603
Cargo Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc.	761	33,659
Ryder System, Inc.	188	29,892
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 1.1% (Continued)
Saia, Inc. (a)	131	$35,893
U-Haul Holding Co.	485	26,369
U-Haul Holding Co. (a)	41	2,483
XPO, Inc. (a)	543	68,576
		196,872
Construction & Engineering - 2.9%
AECOM	650	73,359
API Group Corp. (a)	1,185	60,494
Comfort Systems USA, Inc.	171	91,692
EMCOR Group, Inc.	222	118,746
Fluor Corp. (a)	823	42,195
MasTec, Inc. (a)	304	51,811
Valmont Industries, Inc.	94	30,697
WillScot Holdings Corp.	868	23,783
		492,777
Construction Machinery & Heavy Transportation Equipment - 0.2%
Allison Transmission Holdings, Inc.	417	39,611

Data Processing & Outsourced Services - 0.4%
ExlService Holdings, Inc. (a)	802	35,120
Genpact Ltd.	849	37,364
		72,484
Electrical Components & Equipment - 1.1%
Acuity Brands, Inc.	151	45,049
Generac Holdings, Inc. (a)	287	41,101
nVent Electric PLC	803	58,820
Regal Rexnord Corp.	325	47,112
		192,082
Environmental & Facilities Services - 0.8%
Casella Waste Systems, Inc. - Class A (a)	299	34,498
Clean Harbors, Inc. (a)	237	54,790
Tetra Tech, Inc.	1,302	46,820
		136,108
Human Resource & Employment Services - 1.0%
Dayforce, Inc. (a)	745	41,266
Paycom Software, Inc.	261	60,395
Paylocity Holding Corp. (a)	229	41,492
Robert Half, Inc.	519	21,305
		164,458
Industrial Machinery & Supplies & Components - 4.8%
Chart Industries, Inc. (a)	208	34,247
Crane Co.	238	45,194
Donaldson Co., Inc.	574	39,807
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 4.8% (Continued)
Esab Corp.	275	$33,151
Flowserve Corp.	640	33,504
Graco, Inc.	814	69,980
ITT, Inc.	398	62,418
JBT Marel Corp.	252	30,306
Lincoln Electric Holdings, Inc.	272	56,391
Middleby Corp. (a)	260	37,440
Mueller Industries, Inc.	540	42,914
Nordson Corp.	250	53,593
Pentair PLC	800	82,128
RBC Bearings, Inc. (a)	149	57,335
Snap-on, Inc.	252	78,417
SPX Technologies, Inc. (a)	227	38,063
Watts Water Technologies, Inc. - Class A	130	31,966
		826,854
Passenger Airlines - 0.1%
Alaska Air Group, Inc. (a)	153	7,570
American Airlines Group, Inc. (a)	780	8,752
		16,322
Research & Consulting Services - 0.9%
CACI International, Inc. - Class A (a)	107	51,007
FTI Consulting, Inc. (a)	166	26,809
KBR, Inc.	650	31,161
Parsons Corp. (a)	246	17,655
UL Solutions, Inc.	297	21,640
		148,272
Trading Companies & Distributors - 1.9%
AerCap Holdings NV	892	104,364
Applied Industrial Technologies, Inc.	191	44,398
Core & Main, Inc. - Class A (a)	952	57,453
FTAI Aviation Ltd.	497	57,175
SiteOne Landscape Supply, Inc. (a)	215	26,002
Wesco International, Inc.	235	43,522
		332,914
Total Industrials		3,807,329

Information Technology - 13.8%
Application Software - 4.6%
Appfolio, Inc. - Class A (a)	101	23,258
Aurora Innovation, Inc. (a)	5,513	28,888
BILL Holdings, Inc. (a)	485	22,436
CCC Intelligent Solutions Holdings, Inc. (a)	2,421	22,782
Clearwater Analytics Holdings, Inc. - Class A (a)	1,230	26,974
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Application Software - 4.6% (Continued)
Confluent, Inc. - Class A (a)	1,300	$32,409
Docusign, Inc. (a)	975	75,943
Dropbox, Inc. - Class A (a)	955	27,313
Dynatrace, Inc. (a)	1,431	79,006
Elastic NV (a)	434	36,599
Guidewire Software, Inc. (a)	410	96,535
Informatica, Inc. - Class A (a)	529	12,881
Klaviyo, Inc. - Class A (a)	474	15,917
Manhattan Associates, Inc. (a)	292	57,661
Nutanix, Inc. - Class A (a)	1,266	96,773
Pegasystems, Inc.	440	23,817
Procore Technologies, Inc. (a)	583	39,889
SPS Commerce, Inc. (a)	178	24,224
Unity Software, Inc. (a)	1,421	34,388
Vertex, Inc. - Class A (a)	283	10,000
		787,693
Communications Equipment - 1.2%
Ciena Corp. (a)	696	56,606
F5, Inc. (a)	282	82,998
Juniper Networks, Inc.	1,597	63,768
		203,372
Electronic Components - 0.4%
Coherent Corp. (a)	759	67,711

Electronic Equipment & Instruments - 0.1%
Cognex Corp.	831	26,359

Electronic Manufacturing Services - 1.2%
Flex Ltd. (a)	1,889	94,299
Jabil, Inc.	505	110,140
		204,439
IT Consulting & Other Services - 0.7%
Amdocs Ltd.	543	49,543
Globant SA (a)	206	18,713
Kyndryl Holdings, Inc. (a)	1,115	46,786
		115,042
Semiconductor Materials & Equipment - 0.5%
Enphase Energy, Inc. (a)	633	25,098
MKS, Inc.	325	32,292
Onto Innovation, Inc. (a)	236	23,820
		81,210
Semiconductors - 1.6%
Astera Labs, Inc. (a)	632	57,145
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Semiconductors - 1.6% (Continued)
Credo Technology Group Holding Ltd. (a)	739	$68,424
Lattice Semiconductor Corp. (a)	666	32,627
MACOM Technology Solutions Holdings, Inc. (a)	309	44,277
Qorvo, Inc. (a)	455	38,634
Universal Display Corp.	217	33,518
		274,625
Systems Software - 2.5%
Commvault Systems, Inc. (a)	209	36,435
CyberArk Software Ltd. (a)	245	99,686
Dolby Laboratories, Inc. - Class A	316	23,466
Gen Digital, Inc.	2,635	77,469
Gitlab, Inc. - Class A (a)	622	28,058
Monday.com Ltd. (a)	192	60,380
Onestream, Inc. (a)	389	11,009
Rubrik, Inc. - Class A (a)	376	33,686
SentinelOne, Inc. - Class A (a)	1,515	27,694
UiPath, Inc. - Class A (a)	1,959	25,075
		422,958
Technology Distributors - 0.2%
TD Synnex Corp.	325	44,103

Technology Hardware, Storage & Peripherals - 0.8%
IonQ, Inc. (a)	1,037	44,560
Pure Storage, Inc. - Class A (a)	1,504	86,600
		131,160
Total Information Technology		2,358,672

Materials - 5.4%
Aluminum - 0.2%
Alcoa Corp.	1,255	37,035

Construction Materials - 0.2%
Eagle Materials, Inc.	158	31,933

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp.	613	25,593
Mosaic Co.	1,560	56,909
		82,502
Forest Products - 0.2%
Louisiana-Pacific Corp.	326	28,033

Gold - 0.3%
Royal Gold, Inc.	325	57,798

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Metal, Glass & Plastic Containers - 0.6%
AptarGroup, Inc.	326	$50,996
Crown Holdings, Inc.	590	60,758
		111,754
Paper & Plastic Packaging Products & Materials - 1.3%
Avery Dennison Corp.	379	66,503
Graphic Packaging Holding Co.	1,459	30,741
International Paper Co.	2,623	122,835
		220,079
Specialty Chemicals - 1.2%
Albemarle Corp.	567	35,534
Axalta Coating Systems Ltd. (a)	1,090	32,362
Celanese Corp.	582	32,202
Eastman Chemical Co.	558	41,661
RPM International, Inc.	618	67,881
		209,640
Steel - 0.9%
Carpenter Technology Corp.	246	67,990
Reliance, Inc.	259	81,300
		149,290
Total Materials		928,064

Real Estate - 0.7%
Real Estate Services - 0.7%
Jones Lang LaSalle, Inc. (a)	229	58,574
Zillow Group, Inc. - Class A (a)	195	13,355
Zillow Group, Inc. - Class C (a)	801	56,110
Total Real Estate		128,039

Utilities - 3.1%
Electric Utilities - 1.5%
NRG Energy, Inc.	980	157,368
OGE Energy Corp.	975	43,271
Pinnacle West Capital Corp.	585	52,340
		252,979
Gas Utilities - 0.2%
UGI Corp.	1,040	37,877

Independent Power Producers & Energy Traders - 0.6%
AES Corp.	3,413	35,905
Talen Energy Corp. (a)	222	64,551
		100,456
Multi-Utilities - 0.5%
NiSource, Inc.	2,324	93,750

The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

COMMON STOCKS - 93.1% (CONTINUED)	Shares	Value
Water Utilities - 0.3%
Essential Utilities, Inc.	1,333	$49,507
Total Utilities		534,569
TOTAL COMMON STOCKS (Cost $14,737,811)		15,977,487

REAL ESTATE INVESTMENT TRUSTS - 6.7%
Financials - 0.6%
Mortgage REITs - 0.6%
AGNC Investment Corp.	4,279	39,324
Annaly Capital Management, Inc.	3,011	56,667
Total Financials		95,991

Real Estate - 6.1%
Diversified REITs - 0.4%
WP Carey, Inc.	1,086	67,745

Health Care REITs - 0.6%
Healthpeak Properties, Inc.	3,411	59,727
Omega Healthcare Investors, Inc.	1,433	52,519
		112,246
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts, Inc.	3,327	51,103

Industrial REITs - 0.7%
EastGroup Properties, Inc.	256	42,783
First Industrial Realty Trust, Inc.	639	30,755
Rexford Industrial Realty, Inc.	1,201	42,719
		116,257
Multi-Family Residential REITs - 0.4%
Camden Property Trust	542	61,078

Office REITs - 0.5%
BXP, Inc.	775	52,289
Vornado Realty Trust	856	32,734
		85,023
Other Specialized REITs - 0.6%
Gaming and Leisure Properties, Inc.	1,309	61,104
Lamar Advertising Co. - Class A	422	51,214
		112,318
Retail REITs - 1.7%
Agree Realty Corp.	532	38,868
Brixmor Property Group, Inc.	1,518	39,529
Federal Realty Investment Trust	410	38,946
The accompanying notes are an integral part of these financial statements.

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 205

REAL ESTATE INVESTMENT TRUSTS - 6.7% (Continued)	Shares	Value
Retail REITs - 1.7% (Continued)
Kimco Realty Corp.	3,273	$68,798
NNN REIT, Inc.	911	39,337
Regency Centers Corp.	894	63,679
		289,157
Self-Storage REITs - 0.3%
CubeSmart	1,126	47,855

Single-Family Residential REITs - 0.6%
American Homes 4 Rent - Class A	1,607	57,964
Equity LifeStyle Properties, Inc.	833	51,371
		109,335
Total Real Estate		1,052,117
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,146,571)		1,148,108

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (b)	15,535	15,535
TOTAL SHORT-TERM INVESTMENTS (Cost $15,535)		15,535

TOTAL INVESTMENTS - 99.9% (Cost $15,899,917)		$17,141,130
Other Assets in Excess of Liabilities - 0.1%		12,987
TOTAL NET ASSETS - 100.0%		$17,154,117

Percentages are stated as a percent of net assets.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 99.9%	Shares	Value
Consumer Staples - 0.6%
Agricultural Products & Services - 0.6%
Ingredion, Inc.	1,558	$211,296

Energy - 25.0%(a)
Coal & Consumable Fuels - 5.9%
Cameco Corp.	20,661	1,534,384
Centrus Energy Corp. - Class A (b)	720	131,889
Denison Mines Corp. (b)	40,348	73,777
Energy Fuels, Inc. (b)	8,737	50,494
NexGen Energy Ltd. (b)	24,489	170,124
Uranium Energy Corp. (b)	20,011	136,075
		2,096,743
Integrated Oil & Gas - 10.5%
Chevron Corp.	8,733	1,250,478
Exxon Mobil Corp.	23,158	2,496,433
		3,746,911
Oil & Gas Exploration & Production - 3.6%
Canadian Natural Resources Ltd.	10,989	345,386
ConocoPhillips	6,772	607,719
EOG Resources, Inc.	2,945	352,251
		1,305,356
Oil & Gas Storage & Transportation - 5.0%
Enbridge, Inc.	11,519	522,341
Kinder Morgan, Inc.	10,381	305,201
ONEOK, Inc.	3,342	272,808
TC Energy Corp.	5,494	268,215
Williams Cos., Inc.	6,519	409,458
		1,778,023
Total Energy		8,927,033

Industrials - 32.5%(a)
Aerospace & Defense - 21.5%
Axon Enterprise, Inc. (b)	454	375,885
Boeing Co. (b)	4,685	981,648
BWX Technologies, Inc.	4,330	623,780
General Dynamics Corp.	1,457	424,949
General Electric Co.	6,391	1,644,979
Howmet Aerospace, Inc.	2,483	462,161
L3Harris Technologies, Inc.	1,156	289,971
Lockheed Martin Corp.	1,455	673,869
The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Aerospace & Defense - 21.5% (Continued)
Northrop Grumman Corp.	887	$443,482
RTX Corp.	8,316	1,214,302
TransDigm Group, Inc.	341	518,538
		7,653,564
Agricultural & Farm Machinery - 10.4%
AGCO Corp.	1,501	154,843
CNH Industrial NV	19,287	249,960
Deere & Co.	6,161	3,132,807
Toro Co.	2,406	170,056
		3,707,666
Heavy Electrical Equipment - 0.6%
NuScale Power Corp. (b)	5,644	223,276
Total Industrials		11,584,506

Materials - 27.4%(a)
Copper - 3.5%
Freeport-McMoRan, Inc.	28,313	1,227,369

Diversified Metals & Mining - 1.1%
Teck Resources Ltd. - Class B	9,738	393,811

Fertilizers & Agricultural Chemicals - 7.6%
CF Industries Holdings, Inc.	4,039	371,588
Corteva, Inc.	16,643	1,240,403
FMC Corp.	2,942	122,828
Mosaic Co.	7,655	279,254
Nutrien Ltd.	11,953	696,509
		2,710,582
Gold - 15.2%
Agnico Eagle Mines Ltd.	9,968	1,187,596
Alamos Gold, Inc. - Class A	8,179	217,546
Barrick Mining Corp.	33,846	704,633
Franco-Nevada Corp.	3,783	621,087
Kinross Gold Corp.	24,133	377,125
Newmont Corp.	22,044	1,284,283
Royal Gold, Inc.	1,300	231,192
Wheaton Precious Metals Corp.	8,983	807,827
		5,431,289
Total Materials		9,763,051

The accompanying notes are an integral part of these financial statements.

STRIVE NATURAL RESOURCES AND SECURITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.9% (CONTINUED)	Shares	Value
Utilities - 14.4%
Electric Utilities - 14.4%
Constellation Energy Corp.	14,990	$4,838,172
Oklo, Inc. (b)	5,120	286,669
Total Utilities		5,124,841
TOTAL COMMON STOCKS (Cost $30,629,926)		35,610,727

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 4.25% (d)	17,067	17,067
TOTAL SHORT-TERM INVESTMENTS (Cost $17,067)		17,067

TOTAL INVESTMENTS - 99.9% (Cost $30,646,993)		$35,627,794
Other Assets in Excess of Liabilities - 0.1%		24,457
TOTAL NET ASSETS - 100.0%		$35,652,251

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 92.0%	Shares	Value
Communication Services - 3.1%
Advertising - 0.1%
DoubleVerify Holdings, Inc. (a)	4,121	$61,691

Alternative Carriers - 0.9%
AST SpaceMobile, Inc. (a)	5,383	251,548
Cogent Communications Holdings, Inc.	1,409	67,928
Globalstar, Inc. (a)	1,411	33,229
Iridium Communications, Inc.	2,882	86,950
Lumen Technologies, Inc. (a)	28,842	126,328
		565,983
Broadcasting - 0.4%
Nexstar Media Group, Inc.	877	151,677
Tegna, Inc.	4,915	82,376
		234,053
Interactive Media & Services - 0.8%
Angi, Inc. (a)	1,180	18,007
Cargurus, Inc. (a)	2,677	89,599
IAC, Inc. (a)	1,919	71,655
Rumble, Inc. (a)	2,562	23,007
TripAdvisor, Inc. (a)	3,765	49,133
Trump Media & Technology Group Corp. (a)	3,426	61,805
Yelp, Inc. (a)	2,015	69,054
ZoomInfo Technologies, Inc. (a)	9,039	91,475
		473,735
Movies & Entertainment - 0.7%
Atlanta Braves Holdings, Inc. - Class A (a)	289	14,222
Atlanta Braves Holdings, Inc. - Class C (a)	1,140	53,318
Cinemark Holdings, Inc.	3,482	105,087
Liberty Media Corp.-Liberty Live - Class A (a)	636	50,549
Liberty Media Corp.-Liberty Live - Class C (a)	1,473	119,548
Madison Square Garden Sports Corp. (a)	559	116,803
		459,527
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	2,590	92,152
United States Cellular Corp. (a)	438	28,019
		120,171
Total Communication Services		1,915,160

Consumer Discretionary - 12.5%
Apparel Retail - 0.9%
Abercrombie & Fitch Co. - Class A (a)	1,494	123,778
American Eagle Outfitters, Inc.	4,031	38,778
Boot Barn Holdings, Inc. (a)	968	147,136
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Apparel Retail - 0.9% (Continued)
Buckle, Inc.	903	$40,951
Urban Outfitters, Inc. (a)	2,042	148,127
Victoria's Secret & Co. (a)	2,253	41,725
		540,495
Apparel, Accessories & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	3,810	67,437
Columbia Sportswear Co.	794	48,498
Hanesbrands, Inc. (a)	9,638	44,142
Kontoor Brands, Inc.	1,728	113,996
PVH Corp.	1,589	109,005
Under Armour, Inc. - Class A (a)	6,041	41,260
Under Armour, Inc. - Class C (a)	4,357	28,277
		452,615
Automobile Manufacturers - 0.2%
Thor Industries, Inc.	1,605	142,540

Automotive Parts & Equipment - 1.5%
Dorman Products, Inc. (a)	834	102,307
Gentex Corp.	6,928	152,347
LCI Industries	761	69,395
Lear Corp.	1,647	156,432
Modine Manufacturing Co. (a)	1,624	159,964
Patrick Industries, Inc.	974	89,871
QuantumScape Corp. (a)	11,719	78,752
Visteon Corp. (a)	852	79,491
		888,559
Automotive Retail - 1.0%
Advance Auto Parts, Inc.	1,934	89,912
Asbury Automotive Group, Inc. (a)	597	142,408
Group 1 Automotive, Inc.	387	169,007
Sonic Automotive, Inc. - Class A	402	32,132
Valvoline, Inc. (a)	3,846	145,648
		579,107
Broadline Retail - 0.4%
Etsy, Inc. (a)	3,029	151,935
Macy's, Inc.	8,653	100,894
		252,829
Casinos & Gaming - 0.6%
International Game Technology PLC	3,630	57,390
Penn Entertainment, Inc. (a)	4,910	87,742
Red Rock Resorts, Inc. - Class A	1,414	73,570
Rush Street Interactive, Inc. (a)	2,335	34,792
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Casinos & Gaming - 0.6% (Continued)
Sportradar Group AG - Class A (a)	3,873	$108,754
		362,248
Education Services - 1.1%
Adtalem Global Education, Inc. (a)	1,121	142,625
Graham Holdings Co. - Class B	94	88,940
Grand Canyon Education, Inc. (a)	852	161,028
KinderCare Learning Cos., Inc. (a)	804	8,120
Strategic Education, Inc.	698	59,421
Stride, Inc. (a)	1,312	190,489
		650,623
Footwear - 0.4%
Crocs, Inc. (a)	1,702	172,379
Steven Madden Ltd.	2,281	54,698
		227,077
Homebuilding - 1.4%
Cavco Industries, Inc. (a)	253	109,911
Century Communities, Inc.	881	49,618
Champion Homes, Inc. (a)	1,677	104,997
Green Brick Partners, Inc. (a)	1,006	63,257
Installed Building Products, Inc.	707	127,486
KB Home	1,912	101,279
M/I Homes, Inc. (a)	731	81,960
Meritage Homes Corp.	2,126	142,378
Tri Pointe Homes, Inc. (a)	2,890	92,335
		873,221
Homefurnishing Retail - 0.3%
Wayfair, Inc. - Class A (a)	2,962	151,477

Hotels, Resorts & Cruise Lines - 0.4%
Global Business Travel Group I (a)	3,285	20,695
Hilton Grand Vacations, Inc. (a)	2,043	84,846
Marriott Vacations Worldwide Corp.	876	63,343
Travel + Leisure Co.	1,924	99,298
		268,182
Housewares & Specialties - 0.1%
Newell Brands, Inc.	13,562	73,235

Leisure Facilities - 0.7%
Life Time Group Holdings, Inc. (a)	3,214	97,480
Six Flags Entertainment Corp.	2,840	86,421
United Parks & Resorts, Inc. (a)	933	43,991
Vail Resorts, Inc.	1,151	180,857
		408,749

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Leisure Products - 1.0%
Acushnet Holdings Corp.	932	$67,868
Brunswick Corp.	1,990	109,928
Mattel, Inc. (a)	9,788	193,019
Peloton Interactive, Inc. - Class A (a)	11,349	78,762
Polaris, Inc.	1,682	68,373
YETI Holdings, Inc. (a)	2,324	73,253
		591,203
Motorcycle Manufacturers - 0.1%
Harley-Davidson, Inc.	3,552	83,827

Other Specialty Retail - 0.7%
Academy Sports & Outdoors, Inc.	2,011	90,113
Five Below, Inc. (a)	1,696	222,481
Signet Jewelers Ltd.	1,257	99,995
		412,589
Restaurants - 0.6%
Cheesecake Factory, Inc.	1,372	85,970
Shake Shack, Inc. - Class A (a)	1,229	172,797
Sweetgreen, Inc. - Class A (a)	3,011	44,804
Wendy's Co.	5,495	62,753
		366,324
Specialized Consumer Services - 0.3%
Frontdoor, Inc. (a)	2,273	133,971
Mister Car Wash, Inc. (a)	2,895	17,399
		151,370
Tires & Rubber - 0.1%
Goodyear Tire & Rubber Co. (a)	8,368	86,776
Total Consumer Discretionary		7,563,046

Consumer Staples - 2.9%
Agricultural Products & Services - 0.3%
Darling Ingredients, Inc. (a)	4,946	187,651

Brewers - 0.1%
Boston Beer Co., Inc. - Class A (a)	272	51,900

Consumer Staples Merchandise Retail - 0.1%
PriceSmart, Inc.	809	84,977

Household Products - 0.3%
Energizer Holdings, Inc.	2,093	42,195
Reynolds Consumer Products, Inc.	1,533	32,837
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Household Products - 0.3% (Continued)
Spectrum Brands Holdings, Inc.	769	$40,757
WD-40 Co.	421	96,026
		211,815
Packaged Foods & Meats - 1.1%
Cal-Maine Foods, Inc.	1,246	124,139
Flowers Foods, Inc.	6,218	99,364
J & J Snack Foods Corp.	483	54,777
Marzetti Co.	606	104,698
Post Holdings, Inc. (a)	1,528	166,598
Seaboard Corp.	6	17,167
Simply Good Foods Co. (a)	2,883	91,074
		657,817
Personal Care Products - 0.5%
elf Beauty, Inc. (a)	1,671	207,939
Interparfums, Inc.	556	73,009
		280,948
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (a)	5,380	249,579
National Beverage Corp. (a)	709	30,657
		280,236
Total Consumer Staples		1,755,344

Energy - 4.5%
Coal & Consumable Fuels - 0.3%
Core Natural Resources, Inc.	1,606	112,002
Uranium Energy Corp. (a)	12,150	82,620
		194,622
Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	2,744	41,599
Noble Corp. PLC	3,736	99,191
Patterson-UTI Energy, Inc.	11,891	70,514
Seadrill Ltd. (a)	1,804	47,355
Transocean Ltd. (a)	23,118	59,875
Valaris Ltd. (a)	1,779	74,914
		393,448
Oil & Gas Equipment & Services - 1.5%
Archrock, Inc.	5,220	129,613
Atlas Energy Solutions, Inc.	2,287	30,577
Cactus, Inc. - Class A	2,063	90,194
ChampionX Corp.	5,546	137,763
Kodiak Gas Services, Inc.	1,609	55,141
Liberty Energy, Inc.	4,902	56,275
NOV, Inc.	11,559	143,678
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 1.5% (Continued)
Oceaneering International, Inc. (a)	3,161	$65,496
Tidewater, Inc. (a)	1,518	70,025
Weatherford International PLC	2,174	109,374
		888,136
Oil & Gas Exploration & Production - 1.6%
California Resources Corp.	2,535	115,773
Civitas Resources, Inc.	2,807	77,249
CNX Resources Corp. (a)	4,174	140,580
Comstock Resources, Inc. (a)	2,487	68,815
Crescent Energy Co. - Class A	6,748	58,033
Gulfport Energy Corp. (a)	469	94,349
Magnolia Oil & Gas Corp. - Class A	5,536	124,449
Murphy Oil Corp.	4,021	90,473
Northern Oil & Gas, Inc.	2,977	84,398
Sitio Royalties Corp. - Class A	2,539	46,667
SM Energy Co.	3,650	90,191
		990,977
Oil & Gas Refining & Marketing - 0.1%
PBF Energy, Inc. - Class A	2,517	54,543

Oil & Gas Storage & Transportation - 0.4%
Excelerate Energy, Inc. - Class A	678	19,879
Golar LNG Ltd.	3,076	126,701
New Fortress Energy, Inc.	3,744	12,430
Scorpio Tankers, Inc.	1,470	57,521
		216,531
Total Energy		2,738,257

Financials - 16.8%
Asset Management & Custody Banks - 0.9%
Affiliated Managers Group, Inc.	841	165,484
Artisan Partners Asset Management, Inc. - Class A	2,110	93,536
Cohen & Steers, Inc.	900	67,815
Federated Hermes, Inc.	2,512	111,332
GCM Grosvenor, Inc. - Class A	1,272	14,704
Victory Capital Holdings, Inc. - Class A	1,513	96,333
		549,204
Commercial & Residential Mortgage Finance - 1.4%
Enact Holdings, Inc.	899	33,398
Essent Group Ltd.	3,145	190,996
MGIC Investment Corp.	7,523	209,440
NMI Holdings, Inc. - Class A (a)	2,342	98,809
PennyMac Financial Services, Inc.	899	89,576
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Commercial & Residential Mortgage Finance - 1.4% (Continued)
Radian Group, Inc.	4,270	$153,806
Walker & Dunlop, Inc.	1,038	73,158
		849,183
Consumer Finance - 1.3%
Bread Financial Holdings, Inc.	1,387	79,225
Credit Acceptance Corp. (a)	141	71,830
Enova International, Inc. (a)	722	80,517
FirstCash Holdings, Inc.	1,164	157,303
Nelnet, Inc. - Class A	416	50,386
SLM Corp.	6,006	196,937
Upstart Holdings, Inc. (a)	2,518	162,864
		799,062
Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. - Class A (a)	2,023	86,605
Goosehead Insurance, Inc. - Class A	687	72,485
Hagerty, Inc. - Class A (a)	739	7,471
		166,561
Investment Banking & Brokerage - 1.3%
BGC Group, Inc. - Class A	10,981	112,336
Lazard, Inc.	3,511	168,458
Moelis & Co. - Class A	2,235	139,285
Perella Weinberg Partners	1,501	29,149
Piper Sandler Cos.	523	145,363
StoneX Group, Inc. (a)	1,296	118,118
Virtu Financial, Inc. - Class A	2,317	103,778
		816,487
Life & Health Insurance - 1.1%
Brighthouse Financial, Inc. (a)	1,744	93,775
CNO Financial Group, Inc.	3,109	119,945
F&G Annuities & Life, Inc.	540	17,269
Genworth Financial, Inc. - Class A (a)	12,452	96,877
Lincoln National Corp.	5,340	184,764
Oscar Health, Inc. - Class A (a)	6,372	136,616
		649,246
Property & Casualty Insurance - 1.5%
Assured Guaranty Ltd.	1,439	125,337
Hanover Insurance Group, Inc.	991	168,341
Kemper Corp.	1,955	126,176
Mercury General Corp.	842	56,700
Palomar Holdings, Inc. (a)	797	122,937
Selective Insurance Group, Inc.	1,852	160,476
White Mountains Insurance Group Ltd.	75	134,679
		894,646
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Regional Banks - 8.1%
Ameris Bancorp	1,992	$128,882
Associated Banc-Corp.	4,944	120,584
Atlantic Union Bankshares Corp.	4,297	134,410
Axos Financial, Inc. (a)	1,716	130,485
Banc of California, Inc.	4,030	56,621
BancFirst Corp.	519	64,159
Bancorp, Inc. (a)	1,286	73,263
Bank of Hawaii Corp.	1,237	83,535
Bank OZK	3,416	160,757
BankUnited, Inc.	2,277	81,038
Banner Corp.	981	62,931
Cadence Bank	5,531	176,881
Cathay General Bancorp	2,041	92,927
Columbia Banking System, Inc.	6,625	154,892
Community Financial System, Inc.	1,652	93,949
CVB Financial Corp.	4,073	80,605
Eastern Bankshares, Inc.	5,990	91,467
FB Financial Corp.	1,017	46,070
First BanCorp	5,101	106,254
First Financial Bancorp	2,866	69,529
First Financial Bankshares, Inc.	3,853	138,631
First Hawaiian, Inc.	4,053	101,163
First Interstate BancSystem, Inc. - Class A	2,830	81,561
First Merchants Corp.	1,819	69,668
Flagstar Financial, Inc.	10,412	110,367
FNB Corp.	11,307	164,856
Fulton Financial Corp.	5,676	102,395
Glacier Bancorp, Inc.	3,455	148,841
Hancock Whitney Corp.	2,669	153,201
Home BancShares, Inc.	5,451	155,135
Independent Bank Corp.	1,324	83,260
International Bancshares Corp.	1,767	117,612
Pacific Premier Bancorp, Inc.	2,957	62,363
Park National Corp.	457	76,438
Provident Financial Services, Inc.	4,028	70,611
Renasant Corp.	2,820	101,323
ServisFirst Bancshares, Inc.	1,553	120,373
Simmons First National Corp. - Class A	3,823	72,484
Texas Capital Bancshares, Inc. (a)	1,446	114,812
TFS Financial Corp.	1,648	21,342
Towne Bank	2,072	70,821
UMB Financial Corp.	1,984	208,637
United Bankshares, Inc.	4,299	156,613
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Regional Banks - 8.1% (Continued)
United Community Banks, Inc.	3,764	$112,130
Valley National Bancorp	14,649	130,816
WaFd, Inc.	2,455	71,882
WSFS Financial Corp.	1,866	102,630
		4,929,204
Reinsurance - 0.3%
Enstar Group Ltd. (a)	357	120,080
SiriusPoint Ltd. (a)	3,097	63,148
		183,228
Transaction & Payment Processing Services - 0.6%
Euronet Worldwide, Inc. (a)	1,239	125,610
Paymentus Holdings, Inc. - Class A (a)	883	28,918
Payoneer Global, Inc. (a)	9,007	61,698
Remitly Global, Inc. (a)	4,980	93,475
Western Union Co.	10,033	84,478
		394,179
Total Financials		10,231,000

Health Care - 11.1%
Biotechnology - 5.2%
Acadia Pharmaceuticals, Inc. (a)	3,859	83,239
ADMA Biologics, Inc. (a)	7,165	130,475
Akero Therapeutics, Inc. (a)	2,332	124,436
Alkermes PLC (a)	5,029	143,880
Alvotech SA (a)	3,204	29,220
Amicus Therapeutics, Inc. (a)	9,362	53,644
Apellis Pharmaceuticals, Inc. (a)	3,545	61,364
Arcellx, Inc. (a)	1,647	108,455
Arrowhead Pharmaceuticals, Inc. (a)	3,760	59,408
Avidity Biosciences, Inc. (a)	3,519	99,940
Biohaven Ltd. (a)	2,511	35,430
Catalyst Pharmaceuticals, Inc. (a)	3,494	75,820
Crinetics Pharmaceuticals, Inc. (a)	2,740	78,802
CRISPR Therapeutics AG (a)	2,647	128,750
Cytokinetics, Inc. (a)	3,551	117,325
Denali Therapeutics, Inc. (a)	3,698	51,735
ImmunityBio, Inc. (a)	4,784	12,630
Immunovant, Inc. (a)	1,926	30,816
Ionis Pharmaceuticals, Inc. (a)	4,711	186,132
Janux Therapeutics, Inc. (a)	1,116	25,780
Krystal Biotech, Inc. (a)	760	104,470
Kymera Therapeutics, Inc. (a)	1,643	71,701
Merus NV (a)	2,214	116,456
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Biotechnology - 5.2%
MoonLake Immunotherapeutics (a)	1,132	$53,430
Newamsterdam Pharma Co. NV (a)	2,211	40,041
Nuvalent, Inc. - Class A (a)	1,433	109,338
PTC Therapeutics, Inc. (a)	2,454	119,853
Recursion Pharmaceuticals, Inc. - Class A (a)	11,342	57,391
Rhythm Pharmaceuticals, Inc. (a)	1,923	121,514
Scholar Rock Holding Corp. (a)	2,413	85,468
SpringWorks Therapeutics, Inc. (a)	2,215	104,083
TG Therapeutics, Inc. (a)	4,386	157,852
Twist Bioscience Corp. (a)	1,772	65,192
Ultragenyx Pharmaceutical, Inc. (a)	2,829	102,862
Veracyte, Inc. (a)	2,234	60,385
Vericel Corp. (a)	1,538	65,442
Viking Therapeutics, Inc. (a)	3,233	85,674
		3,158,433
Health Care Equipment - 1.4%
Enovis Corp. (a)	1,700	53,312
Envista Holdings Corp. (a)	4,836	94,496
Inspire Medical Systems, Inc. (a)	903	117,182
Integer Holdings Corp. (a)	1,039	127,766
iRhythm Technologies, Inc. (a)	1,002	154,268
LivaNova PLC (a)	1,689	76,039
Novocure Ltd. (a)	3,079	54,806
PROCEPT BioRobotics Corp. (a)	1,615	93,024
QuidelOrtho Corp. (a)	1,892	54,527
Tandem Diabetes Care, Inc. (a)	2,188	40,784
		866,204
Health Care Facilities - 0.4%
Acadia Healthcare Co., Inc. (a)	2,803	63,600
Concentra Group Holdings Parent, Inc.	3,787	77,899
Select Medical Holdings Corp.	3,255	49,411
Surgery Partners, Inc. (a)	2,418	53,752
		244,662
Health Care Services - 1.4%
Addus HomeCare Corp. (a)	518	59,668
Amedisys, Inc. (a)	1,028	101,145
BrightSpring Health Services, Inc. (a)	2,423	57,159
CorVel Corp. (a)	910	93,530
Guardant Health, Inc. (a)	3,624	188,593
LifeStance Health Group, Inc. (a)	2,870	14,838
Option Care Health, Inc. (a)	4,948	160,711
Privia Health Group, Inc. (a)	3,255	74,865
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Health Care Services - 1.4% (Continued)
RadNet, Inc. (a)	2,076	$118,145
		868,654
Health Care Supplies - 0.8%
Dentsply Sirona, Inc.	6,164	97,884
Haemonetics Corp. (a)	1,447	107,961
ICU Medical, Inc. (a)	717	94,751
Merit Medical Systems, Inc. (a)	1,781	166,488
Neogen Corp. (a)	6,901	32,987
		500,071
Life Sciences Tools & Services - 0.2%
Azenta, Inc. (a)	1,215	37,398
Sotera Health Co. (a)	4,864	54,087
		91,485
Managed Health Care - 0.1%
Alignment Healthcare, Inc. (a)	3,571	49,994

Pharmaceuticals - 1.6%
Amneal Pharmaceuticals, Inc. (a)	4,474	36,195
Axsome Therapeutics, Inc. (a)	1,239	129,339
Corcept Therapeutics, Inc. (a)	2,852	209,337
Edgewise Therapeutics, Inc. (a)	2,323	30,454
Elanco Animal Health, Inc. (a)	15,003	214,243
Organon & Co.	8,279	80,141
Perrigo Co. PLC	4,228	112,972
Prestige Consumer Healthcare, Inc. (a)	1,529	122,091
Scilex Holding Co. (a)	2	14
		934,786
Total Health Care		6,714,289

Industrials - 17.6%
Aerospace & Defense - 2.1%
AAR Corp. (a)	1,065	73,261
AeroVironment, Inc. (a)	896	255,315
Archer Aviation, Inc. - Class A (a)	13,479	146,247
Hexcel Corp.	2,554	144,275
Intuitive Machines, Inc. (a)	3,265	35,490
Kratos Defense & Security Solutions, Inc. (a)	4,717	219,105
Mercury Systems, Inc. (a)	1,581	85,153
Moog, Inc. - Class A	848	153,463
Spirit AeroSystems Holdings, Inc. - Class A (a)	3,686	140,621
		1,252,930

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	3,509	$170,889
Hub Group, Inc. - Class A	1,782	59,572
		230,461
Building Products - 1.3%
Armstrong World Industries, Inc.	1,298	210,847
AZZ, Inc.	912	86,166
CSW Industrials, Inc.	518	148,578
Griffon Corp.	1,450	104,937
Hayward Holdings, Inc. (a)	6,373	87,947
Resideo Technologies, Inc. (a)	4,516	99,623
Tecnoglass, Inc.	686	53,069
		791,167
Cargo Ground Transportation - 0.5%
Landstar System, Inc.	1,040	144,581
RXO, Inc. (a)	5,050	79,386
Schneider National, Inc. - Class B	1,237	29,873
Werner Enterprises, Inc.	1,949	53,325
		307,165
Commercial Printing - 0.2%
Brady Corp. - Class A	1,339	91,012

Construction & Engineering - 1.9%
Arcosa, Inc.	1,521	131,886
Construction Partners, Inc. - Class A (a)	1,421	151,024
Dycom Industries, Inc. (a)	886	216,530
Everus Construction Group, Inc. (a)	1,616	102,664
Granite Construction, Inc.	1,327	124,088
IES Holdings, Inc. (a)	265	78,501
Primoris Services Corp.	1,558	121,430
Sterling Infrastructure, Inc. (a)	938	216,425
		1,142,548
Construction Machinery & Heavy Transportation Equipment - 1.1%
Atmus Filtration Technologies, Inc.	2,515	91,596
Federal Signal Corp.	1,898	201,985
Oshkosh Corp.	2,013	228,556
Terex Corp.	1,943	90,719
Trinity Industries, Inc.	2,463	66,526
		679,382
Data Processing & Outsourced Services - 0.6%
Concentrix Corp.	1,692	89,430
Maximus, Inc.	1,804	126,641
Verra Mobility Corp. (a)	4,653	118,140
		334,211

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Diversified Support Services - 0.3%
ACV Auctions, Inc. - Class A (a)	5,018	$81,392
Driven Brands Holdings, Inc. (a)	1,687	29,624
UniFirst Corp./MA	466	87,710
		198,726
Electrical Components & Equipment - 1.0%
Atkore, Inc.	1,132	79,863
EnerSys	1,141	97,864
Fluence Energy, Inc. (a)	1,907	12,796
NEXTracker, Inc. - Class A (a)	4,342	236,074
Powell Industries, Inc.	274	57,663
Sensata Technologies Holding PLC	4,429	133,357
		617,617
Environmental & Facilities Services - 0.2%
ABM Industries, Inc.	2,029	95,789

Heavy Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (a)	6,315	151,055
NuScale Power Corp. (a)	3,634	143,761
		294,816
Human Resource & Employment Services - 0.7%
Alight, Inc. - Class A	13,536	76,614
First Advantage Corp. (a)	2,287	37,987
Insperity, Inc.	1,091	65,591
Korn Ferry	1,623	119,015
ManpowerGroup, Inc.	1,516	61,246
TriNet Group, Inc.	946	69,190
		429,643
Industrial Machinery & Supplies & Components - 1.8%
Albany International Corp. - Class A	940	65,922
Enerpac Tool Group Corp.	1,552	62,949
Enpro, Inc.	648	124,124
ESCO Technologies, Inc.	805	154,455
Franklin Electric Co., Inc.	1,246	111,816
Gates Industrial Corp. PLC (a)	7,352	169,317
Hillenbrand, Inc.	2,257	45,298
Kadant, Inc.	353	112,060
Mueller Water Products, Inc. - Class A	4,913	118,109
Timken Co.	1,961	142,271
		1,106,321
Marine Transportation - 0.5%
Kirby Corp. (a)	1,721	195,179
Matson, Inc.	946	105,337
		300,516

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Office Services & Supplies - 0.4%
HNI Corp.	1,435	$70,573
MSA Safety, Inc.	1,136	190,314
		260,887
Passenger Airlines - 0.4%
Copa Holdings SA - Class A	249	27,383
JetBlue Airways Corp. (a)	2,537	10,731
Joby Aviation, Inc. (a)	14,755	155,665
SkyWest, Inc. (a)	295	30,376
		224,155
Passenger Ground Transportation - 0.4%
Avis Budget Group, Inc. (a)	515	87,061
Lyft, Inc. - Class A (a)	11,475	180,846
		267,907
Research & Consulting Services - 1.1%
Amentum Holdings, Inc. (a)	6,221	146,878
CBIZ, Inc. (a)	1,567	112,370
Clarivate PLC (a)	13,545	58,243
Dun & Bradstreet Holdings, Inc.	10,323	93,836
Exponent, Inc.	1,502	112,214
Science Applications International Corp.	1,444	162,609
		686,150
Security & Alarm Services - 0.2%
Brink's Co.	1,283	114,559

Trading Companies & Distributors - 2.0%
Air Lease Corp.	3,109	181,845
Boise Cascade Co.	1,105	95,936
GATX Corp.	1,116	171,373
GMS, Inc. (a)	1,245	135,394
Herc Holdings, Inc.	1,000	131,690
McGrath RentCorp	707	81,984
MSC Industrial Direct Co., Inc. - Class A	1,328	112,906
QXO, Inc. (a)	9,829	211,717
Rush Enterprises, Inc. - Class A	1,937	99,775
Rush Enterprises, Inc. - Class B	249	13,067
		1,235,687
Total Industrials		10,661,649

Information Technology - 13.5%
Application Software - 4.5%
ACI Worldwide, Inc. (a)	3,323	152,559
Agilysys, Inc. (a)	768	88,043
Alarm.com Holdings, Inc. (a)	1,488	84,176
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Information Technology - 13.5% (Continued)
Alkami Technology, Inc. (a)	2,113	$63,686
Asana, Inc. - Class A (a)	2,513	33,925
AvePoint, Inc. (a)	4,565	88,150
Bitdeer Technologies Group (a)	2,889	33,166
Blackbaud, Inc. (a)	1,456	93,490
BlackLine, Inc. (a)	1,804	102,142
Box, Inc. - Class A (a)	4,372	149,391
Braze, Inc. - Class A (a)	2,209	62,073
C3.ai, Inc. - Class A (a)	3,673	90,246
Cleanspark, Inc. (a)	9,089	100,252
Clear Secure, Inc. - Class A	2,854	79,227
Five9, Inc. (a)	2,276	60,268
Freshworks, Inc. - Class A (a)	7,086	105,652
Intapp, Inc. (a)	1,675	86,463
InterDigital, Inc.	798	178,936
Life360, Inc. (a)	2,376	155,034
MARA Holdings, Inc. (a)	10,319	161,802
nCino, Inc. (a)	3,258	91,126
Q2 Holdings, Inc. (a)	1,813	169,679
RingCentral, Inc. - Class A (a)	2,617	74,192
Riot Platforms, Inc. (a)	9,919	112,085
SEMrush Holdings, Inc. - Class A (a)	1,465	13,258
SoundHound AI, Inc. - Class A (a)	10,664	114,425
Workiva, Inc. (a)	1,537	105,208
Zeta Global Holdings Corp. - Class A (a)	5,730	88,758
		2,737,412
Communications Equipment - 0.5%
Calix, Inc. (a)	1,811	96,327
Lumentum Holdings, Inc. (a)	2,119	201,432
		297,759
Electronic Components - 0.5%
Belden, Inc.	1,198	138,728
Littelfuse, Inc.	741	168,007
		306,735
Electronic Equipment & Instruments - 2.1%
Advanced Energy Industries, Inc.	1,147	151,978
Badger Meter, Inc.	880	215,556
Crane NXT Co.	1,487	80,149
Itron, Inc. (a)	1,376	181,123
Mirion Technologies, Inc. (a)	6,004	129,266
Novanta, Inc. (a)	1,140	146,980
OSI Systems, Inc. (a)	497	111,755
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Electronic Equipment & Instruments - 2.1% (Continued)
PAR Technology Corp. (a)	1,212	$84,076
Vontier Corp.	4,495	165,866
		1,266,749
Electronic Manufacturing Services - 0.7%
IPG Photonics Corp. (a)	776	53,272
Plexus Corp. (a)	845	114,337
Sanmina Corp. (a)	1,575	154,082
TTM Technologies, Inc. (a)	3,025	123,481
		445,172
Internet Services & Infrastructure - 0.1%
DigitalOcean Holdings, Inc. (a)	1,914	54,664

IT Consulting & Other Services - 0.2%
ASGN, Inc. (a)	1,364	68,105
DXC Technology Co. (a)	5,735	87,688
		155,793
Semiconductor Materials & Equipment - 0.3%
Amkor Technology, Inc.	3,648	76,572
FormFactor, Inc. (a)	2,425	83,444
		160,016
Semiconductors - 2.1%
Ambarella, Inc. (a)	1,145	75,644
Cirrus Logic, Inc. (a)	1,618	168,685
Diodes, Inc. (a)	1,418	74,998
Impinj, Inc. (a)	785	87,190
Power Integrations, Inc.	1,810	101,179
Rambus, Inc. (a)	3,349	214,403
Rigetti Computing, Inc. (a)	8,627	102,316
Semtech Corp. (a)	2,620	118,267
Silicon Laboratories, Inc. (a)	972	143,234
SiTime Corp. (a)	562	119,751
Synaptics, Inc. (a)	1,242	80,506
		1,286,173
Systems Software - 1.7%
Appian Corp. - Class A (a)	1,275	38,072
Nebius Group NV (a)	5,890	325,894
Progress Software Corp.	1,336	85,290
Qualys, Inc. (a)	1,133	161,872
Rapid7, Inc. (a)	1,892	43,762
Tenable Holdings, Inc. (a)	3,705	125,155
Teradata Corp. (a)	3,079	68,692
Varonis Systems, Inc. (a)	3,275	166,206
		1,014,943

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Technology Distributors - 0.8%
Arrow Electronics, Inc. (a)	1,583	$201,722
Avnet, Inc.	2,624	139,282
Insight Enterprises, Inc. (a)	952	131,457
		472,461
Total Information Technology		8,197,877

Materials - 4.9%
Commodity Chemicals - 0.3%
Cabot Corp.	1,635	122,625
Olin Corp.	3,602	72,364
		194,989
Construction Materials - 0.3%
Knife River Corp. (a)	1,718	140,257
United States Lime & Minerals, Inc.	316	31,537
		171,794
Diversified Chemicals - 0.2%
Chemours Co.	4,698	53,792
Huntsman Corp.	5,268	54,893
		108,685
Diversified Metals & Mining - 0.2%
MP Materials Corp. (a)	4,090	136,074

Fertilizers & Agricultural Chemicals - 0.1%
Scotts Miracle-Gro Co.	1,310	86,408

Gold - 0.3%
Coeur Mining, Inc. (a)	18,157	160,871

Metal, Glass & Plastic Containers - 0.3%
Greif, Inc. - Class A	733	47,638
Greif, Inc. - Class B	62	4,279
Silgan Holdings, Inc.	2,663	144,281
		196,198
Paper & Plastic Packaging Products & Materials - 0.5%
Sealed Air Corp.	4,561	141,528
Sonoco Products Co.	3,049	132,814
		274,342
Paper Products - 0.1%
Sylvamo Corp.	1,085	54,358

Silver - 0.2%
Hecla Mining Co.	18,507	110,857

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.7%
Ashland, Inc.	1,538	$77,331
Avient Corp.	2,854	92,213
Balchem Corp.	1,031	164,135
Element Solutions, Inc.	6,919	156,715
HB Fuller Co.	1,693	101,834
Innospec, Inc.	765	64,329
Minerals Technologies, Inc.	1,012	55,731
NewMarket Corp.	246	169,952
Quaker Chemical Corp.	432	48,358
Sensient Technologies Corp.	1,301	128,174
		1,058,772
Steel - 0.7%
Alpha Metallurgical Resources, Inc. (a)	335	37,681
Cleveland-Cliffs, Inc. (a)	14,559	110,648
Commercial Metals Co.	3,568	174,511
Warrior Met Coal, Inc.	1,641	75,207
		398,047
Total Materials		2,951,395

Real Estate - 0.6%
Diversified Real Estate Activities - 0.1%
St Joe Co.	1,251	59,673

Real Estate Development - 0.1%
Howard Hughes Holdings, Inc. (a)	1,018	68,715

Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	645	43,589

Real Estate Services - 0.3%
Compass, Inc. - Class A (a)	15,236	95,682
Cushman & Wakefield PLC (a)	6,976	77,224
Newmark Group, Inc. - Class A	4,251	51,650
		224,556
Total Real Estate		396,533

Utilities - 4.5%
Electric Utilities - 1.6%
ALLETE, Inc.	1,849	118,465
IDACORP, Inc.	1,646	190,031
MGE Energy, Inc.	1,116	98,699
Oklo, Inc. (a)	3,295	184,487
Otter Tail Corp.	1,297	99,986
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 92.0% (CONTINUED)	Shares	Value
Electric Utilities - 1.6% (Continued)
Portland General Electric Co.	3,318	$134,810
TXNM Energy, Inc.	2,879	162,145
		988,623
Gas Utilities - 1.6%
Chesapeake Utilities Corp.	727	87,400
MDU Resources Group, Inc.	6,101	101,704
National Fuel Gas Co.	2,730	231,258
New Jersey Resources Corp.	3,116	139,659
ONE Gas, Inc.	1,829	131,432
Southwest Gas Holdings, Inc.	1,907	141,862
Spire, Inc.	1,773	129,411
		962,726
Multi-Utilities - 0.5%
Avista Corp.	2,446	92,826
Black Hills Corp.	2,226	124,878
Northwestern Energy Group, Inc.	1,904	97,675
		315,379
Renewable Electricity - 0.5%
Clearway Energy, Inc. - Class A	1,080	32,681
Clearway Energy, Inc. - Class C	2,488	79,616
Ormat Technologies, Inc.	1,850	154,956
		267,253
Water Utilities - 0.3%
American States Water Co.	1,128	86,473
California Water Service Group	1,844	83,865
		170,338
Total Utilities		2,704,319
TOTAL COMMON STOCKS (Cost $51,707,762)		55,828,869

REAL ESTATE INVESTMENT TRUSTS - 7.8%
Financials - 0.9%
Mortgage REITs - 0.9%
Arbor Realty Trust, Inc.	5,860	62,702
Blackstone Mortgage Trust, Inc. - Class A	5,078	97,751
Rithm Capital Corp.	16,110	181,882
Starwood Property Trust, Inc.	10,040	201,503
Total Financials		543,838

Industrials - 0.1%
Security & Alarm Services - 0.1%
GEO Group, Inc. (a)	4,100	98,195

The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 7.8% (CONTINUED)	Shares	Value
Real Estate - 6.8%
Diversified REITs - 0.5%
Broadstone Net Lease, Inc.	5,871	$94,230
Essential Properties Realty Trust, Inc.	6,010	191,779
		286,009
Health Care REITs - 1.4%
American Healthcare REIT, Inc.	4,811	176,756
CareTrust REIT, Inc.	5,936	181,641
Healthcare Realty Trust, Inc.	10,738	170,305
Medical Properties Trust, Inc.	14,100	60,771
National Health Investors, Inc.	1,348	94,522
Sabra Health Care REIT, Inc.	7,289	134,409
		818,404
Hotel & Resort REITs - 0.5%
Apple Hospitality REIT, Inc.	6,972	81,363
Park Hotels & Resorts, Inc.	5,082	51,989
Ryman Hospitality Properties, Inc.	1,821	179,678
		313,030
Industrial REITs - 1.0%
Americold Realty Trust, Inc.	8,857	147,292
LXP Industrial Trust	9,060	74,836
STAG Industrial, Inc.	5,677	205,962
Terreno Realty Corp.	3,049	170,957
		599,047
Multi-Family Residential REITs - 0.2%
Independence Realty Trust, Inc.	7,122	125,988

Office REITs - 1.1%
COPT Defense Properties	3,547	97,826
Cousins Properties, Inc.	5,082	152,613
Douglas Emmett, Inc.	5,033	75,696
Highwoods Properties, Inc.	3,307	102,815
Kilroy Realty Corp.	3,704	127,084
SL Green Realty Corp.	2,173	134,509
		690,543
Other Specialized REITs - 0.5%
EPR Properties	2,332	135,862
Four Corners Property Trust, Inc.	3,118	83,906
Outfront Media, Inc.	4,693	76,590
		296,358
Retail REITs - 1.2%
Acadia Realty Trust	3,480	64,624
Curbline Properties Corp.	3,044	69,494
Kite Realty Group Trust	6,952	157,463
The accompanying notes are an integral part of these financial statements.

STRIVE SMALL-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

REAL ESTATE INVESTMENT TRUSTS - 7.8% (CONTINUED)	Shares	Value
Retail REITs - 1.2% (Continued)
Macerich Co.	7,454	$120,606
Phillips Edison & Co., Inc.	3,880	135,916
Tanger, Inc.	3,502	107,091
Urban Edge Properties	3,970	74,080
		729,274
Self-Storage REITs - 0.1%
National Storage Affiliates Trust	2,164	69,226

Timber REITs - 0.3%
PotlatchDeltic Corp.	2,451	94,045
Rayonier, Inc.	4,667	103,514
		197,559
Total Real Estate		4,125,438
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,601,905)		4,767,471

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.25% (b)	42,872	42,872
TOTAL SHORT-TERM INVESTMENTS (Cost $42,872)		42,872

TOTAL INVESTMENTS - 99.9% (Cost $56,352,539)		$60,639,212
Other Assets in Excess of Liabilities - 0.1%		62,026
TOTAL NET ASSETS - 100.0%		$60,701,238

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

MORTGAGE-BACKED SECURITIES - 44.0%(a)	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF3730, 5.00%, 11/01/2052	$798,016	$787,288
Pool QF5342, 4.00%, 12/01/2052	1,383,503	1,287,081
Pool QI2043, 6.00%, 03/01/2054	284,242	290,247
Pool QI4343, 4.50%, 04/01/2054	2,368,552	2,270,466
Pool QJ0225, 6.00%, 07/01/2054	1,193,524	1,219,486
Pool QJ6384, 5.50%, 10/01/2054	452,488	452,786
Pool QJ7677, 5.50%, 11/01/2054	1,982,196	1,987,216
Pool QJ7705, 5.00%, 11/01/2054	490,351	481,671
Pool QJ7711, 5.00%, 11/01/2054	950,053	932,641
Pool QX1669, 5.00%, 12/01/2054	907,387	899,264
Pool SD1961, 5.50%, 12/01/2052	360,552	360,564
Pool SD2500, 5.00%, 03/01/2053	877,648	860,466
Pool SD5781, 6.00%, 07/01/2054	607,558	621,153
Pool SD6591, 5.00%, 10/01/2054	467,448	458,296
Pool SD7029, 5.00%, 12/01/2054	985,977	976,534
Pool SD8134, 2.00%, 03/01/2051	1,424,582	1,132,033
Pool SD8256, 4.00%, 10/01/2052	1,869,815	1,739,500
Pool SD8322, 4.50%, 05/01/2053	873,285	835,483
Pool SD8325, 6.00%, 05/01/2053	915,227	931,988
Pool SD8384, 6.00%, 12/01/2053	1,914,362	1,945,832
Pool SL0079, 5.00%, 02/01/2055	991,052	974,686
Pool SL0741, 6.00%, 02/01/2055	989,375	1,009,720
Federal National Mortgage Association
Pool BW8868, 5.00%, 10/01/2052	1,815,451	1,782,180
Pool CB4379, 4.00%, 08/01/2052	2,276,495	2,122,818
Pool DB6624, 5.50%, 06/01/2054	646,146	650,986
Pool DC9709, 6.00%, 01/01/2055	495,098	505,403
Pool FA0516, 5.00%, 02/01/2055	991,897	974,958
Pool FS3826, 3.00%, 01/01/2052	3,215,930	2,791,685
Pool FS4932, 6.00%, 06/01/2053	699,660	715,097
Pool FS5635, 4.00%, 11/01/2052	1,781,926	1,657,736
Pool FS8417, 4.00%, 10/01/2052	1,022,013	957,811
Pool FS9287, 5.50%, 09/01/2054	979,916	981,786
Pool MA4356, 2.50%, 06/01/2051	1,393,763	1,164,124
Pool MA4919, 5.50%, 02/01/2053	858,389	858,417
Pool MA4941, 5.50%, 03/01/2053	832,987	833,015
Pool MA5008, 4.50%, 05/01/2053	1,304,740	1,248,262
Pool MA5039, 5.50%, 06/01/2053	908,695	908,725
Pool MA5109, 6.50%, 08/01/2053	314,755	325,979
Pool MA5165, 5.50%, 10/01/2053	849,628	849,656
Pool MB0302, 5.50%, 02/01/2055	984,295	984,327
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

MORTGAGE-BACKED SECURITIES - 44.0%(a) (CONTINUED)	Par	Value
Ginnie Mae II Pool
Pool MA8493, 6.50%, 12/20/2052	$99,188	$101,830
Pool MA8570, 5.50%, 01/20/2053	724,873	725,803
Pool MA8647, 5.00%, 02/20/2053	812,245	798,026
Pool MA8725, 5.00%, 03/20/2053	412,082	404,868
Pool MA8726, 5.50%, 03/20/2053	670,789	671,650
Pool MA8727, 6.00%, 03/20/2053	982,946	997,031
Pool MA8800, 5.00%, 04/20/2053	418,401	411,076
Pool MA8801, 5.50%, 04/20/2053	841,464	843,595
Pool MA8877, 4.50%, 05/20/2053	1,321,598	1,265,422
Pool MA8878, 5.00%, 05/20/2053	523,102	513,944
Pool MA8879, 5.50%, 05/20/2053	839,431	840,508
Pool MA8880, 6.00%, 05/20/2053	653,962	663,333
Pool MA8948, 5.50%, 06/20/2053	1,032,385	1,033,709
Pool MA8949, 6.00%, 06/20/2053	1,034,141	1,051,545
Pool MA9018, 6.00%, 07/20/2053	338,850	343,706
Pool MA9105, 5.00%, 08/20/2053	1,768,862	1,737,896
Pool MA9166, 3.00%, 09/20/2053	165,330	146,878
Pool MA9305, 5.50%, 11/20/2053	750,632	751,596
Pool MA9539, 4.50%, 03/20/2054	955,166	914,864
TOTAL MORTGAGE-BACKED SECURITIES (Cost $56,809,820)		56,984,646

ASSET-BACKED SECURITIES - 16.1%
ACHV ABS TRUST, Series 2024-2PL, Class D, 6.40%, 10/27/2031 (b)	376,753	378,030
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (b)	200,000	201,895
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033 (b)	250,000	256,312
Avis Budget Car Rental LLC
Series 2023-1A, Class C, 6.23%, 04/20/2029 (b)	300,000	306,676
Series 2025-2A, Class C, 6.24%, 08/20/2031 (b)	1,000,000	1,026,286
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (b)	400,000	410,843
Carvana Auto Receivables Trust
Series 2023-P4, Class D, 7.37%, 10/10/2030 (b)	1,000,000	1,062,453
Series 2023-P5, Class D, 7.18%, 12/10/2030 (b)	1,000,000	1,063,416
Series 2024-P2, Class D, 6.10%, 06/10/2031	250,000	257,286
Series 2024-P3, Class D, 5.39%, 09/10/2032	500,000	499,375
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (b)(c)	412,617	397,648
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (b)(c)	885,000	606,958
FHF Trust
Series 2024-2A, Class C, 6.43%, 07/15/2030 (b)	790,000	810,857
Series 2024-2A, Class D, 7.15%, 09/15/2031 (b)	500,000	515,393
Series 2024-3A, Class D, 6.01%, 12/15/2031 (b)	500,000	501,623
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

ASSET-BACKED SECURITIES - 16.1%	Par	Value
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (b)(c)	$735,856	$760,727
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (b)	45,517	45,324
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (b)	199,923	201,309
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (b)(c)	1,073,305	881,967
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (b)	1,000,000	1,032,877
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.70%, 01/20/2049 (b)	126,580	108,110
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059 (b)	500,000	519,531
Series 2024-2, Class D, 6.43%, 10/27/2059 (b)	1,000,000	1,013,406
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (b)	74,814	62,326
Hertz Corp., Series 2023-4A, Class C, 7.51%, 03/25/2030 (b)	500,000	518,069
Marlette Funding Trust
Series 2023-2A, Class D, 7.92%, 06/15/2033 (b)	300,000	310,527
Series 2024-1A, Class D, 6.93%, 07/17/2034 (b)	500,000	514,205
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (b)(c)	362,112	318,435
Octane Receivables Trust, Series 2024-RVM1, Class D, 6.30%, 01/22/2046 (b)	500,000	505,113
Pagaya AI Debt Selection Trust, Series 2025-1, Class D, 6.28%, 07/15/2032 (b)	999,915	1,003,525
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (b)(d)	264,954	272,508
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (b)	200,000	202,112
Republic Finance Issuance Trust, Series 2024-A, Class C, 7.28%, 08/20/2032 (b)	250,000	256,918
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (b)(c)	367,151	379,572
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (b)	500,000	510,631
SoFi Consumer Loan Program Trust, Series 2025-1, Class D, 5.72%, 02/27/2034 (b)	1,000,000	1,012,257
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (b)	86,780	79,305
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	200,000	202,619
Towd Point Mortgage Trust, Series 2024-4, Class A2, 4.43%, 10/27/2064 (b)(c)	1,500,000	1,357,300
Veros Automobile Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/2028 (b)	500,000	514,394
TOTAL ASSET-BACKED SECURITIES (Cost $20,488,793)		20,878,118

U.S. TREASURY SECURITIES - 13.7%
Government - 13.7%
United States Treasury Note/Bond
4.63%, 11/15/2026	1,350,000	1,363,289
The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

U.S. TREASURY SECURITIES - 13.7%	Par	Value
Government - 13.7% (Continued)
0.63%, 03/31/2027	$800,000	$757,938
4.38%, 08/31/2028	1,000,000	1,019,961
3.50%, 04/30/2030	1,000,000	987,324
4.13%, 08/31/2030	1,000,000	1,014,648
1.25%, 08/15/2031	1,000,000	855,664
1.88%, 02/15/2032	1,900,000	1,669,440
4.13%, 11/15/2032	1,200,000	1,208,531
3.50%, 02/15/2033	1,000,000	964,297
3.88%, 08/15/2033	1,000,000	985,078
4.38%, 05/15/2034	1,000,000	1,015,898
4.50%, 05/15/2038	1,000,000	1,012,109
3.50%, 02/15/2039	1,200,000	1,083,891
1.13%, 05/15/2040	2,000,000	1,244,063
1.13%, 08/15/2040	1,000,000	615,508
3.88%, 08/15/2040	1,200,000	1,104,328
1.88%, 11/15/2051	1,500,000	835,078
TOTAL U.S. TREASURY SECURITIES (Cost $17,729,741)		17,737,045

CORPORATE BONDS - 10.0%
Communication Services - 0.4%
Cable & Satellite - 0.1%
Comcast Corp., 6.50%, 11/15/2035	100,000	111,158

Integrated Telecommunication Services - 0.2%
AT&T, Inc., 4.90%, 08/15/2037	100,000	95,906
Verizon Communications, Inc., 4.27%, 01/15/2036	200,000	184,977
		280,883

Technology - 0.1%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	151,079
Total Communication Services		543,120

Consumer Discretionary - 0.7%
Automotive - 0.1%
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	102,972

Automotive Parts & Equipment - 0.1%
BorgWarner, Inc., 5.40%, 08/15/2034	100,000	101,192
Phinia, Inc., 6.75%, 04/15/2029 (b)	100,000	103,343
		204,535

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Automotive Retail - 0.1%
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	$150,000	$149,001

CORP - 0.1%
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	97,393

Home Improvement Retail - 0.1%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	102,094

Homebuilding - 0.2%
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	150,537
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	107,347
		257,884
Total Consumer Discretionary		913,879

Consumer Staples - 1.4%
Agricultural Products & Services - 0.1%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	181,121

Brewers - 0.1%
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	79,850

Distillers & Vintners - 0.1%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	87,986
Constellation Brands, Inc., 4.90%, 05/01/2033	100,000	99,142
		187,128

Food & Beverage - 0.2%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034	93,000	101,583
Mars, Inc., 5.20%, 03/01/2035 (b)	200,000	202,496
		304,079

Food Retail - 0.1%
Kroger Co., 5.00%, 09/15/2034	100,000	99,347

Packaged Foods & Meats - 0.5%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	95,787
J M Smucker Co., 6.20%, 11/15/2033	200,000	214,764
Kraft Heinz Foods Co., 6.88%, 01/26/2039	100,000	110,689
The Campbell's Co., 5.40%, 03/21/2034	100,000	101,623
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	97,506
		620,369

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Soft Drinks & Non-alcoholic Beverages - 0.2%
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	$200,000	$204,844

Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	100,000	102,048
Total Consumer Staples		1,778,786

Energy - 1.0%
Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	81,437
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	100,000	102,001
		183,438

Oil & Gas Exploration & Production - 0.2%
Continental Resources, Inc., 5.75%, 01/15/2031 (b)	100,000	101,005
Greenfire Resources Ltd., 12.00%, 10/01/2028 (b)	40,000	42,279
Hess Corp., 7.13%, 03/15/2033	100,000	113,430
		256,714

Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy Partners LP, 5.75%, 08/15/2034	100,000	102,748
Energy Transfer LP, 7.38%, 02/01/2031 (b)	100,000	104,798
Kinder Morgan, Inc., 5.95%, 08/01/2054	100,000	98,249
MPLX LP, 5.00%, 03/01/2033	100,000	98,660
ONEOK, Inc., 6.05%, 09/01/2033	100,000	104,972
Targa Resources Corp., 6.50%, 03/30/2034	100,000	107,512
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	104,127
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	103,974
		825,040

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (b)	100,000	80,193
Total Energy		1,345,385

Financials - 3.4%
Commercial & Residential Mortgage Finance - 0.4%
Enact Holdings, Inc., 6.25%, 05/28/2029	100,000	103,818
NMI Holdings, Inc., 6.00%, 08/15/2029	100,000	102,735
Radian Group, Inc., 6.20%, 05/15/2029	250,000	259,890
		466,443

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Consumer Finance - 0.3%
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	$200,000	$202,556
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	206,406
		408,962

Diversified Banks - 1.0%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	211,908
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	200,000	208,195
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	326,172
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	300,000	311,814
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	309,721
		1,367,810

Diversified Capital Markets - 0.2%
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (b)	200,000	207,819

Finance Companies - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	150,000	135,982
Avolon Holdings Funding Ltd., 5.75%, 11/15/2029 (b)	100,000	102,996
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (b)	100,000	105,909
		344,887

Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (b)	100,000	103,633

Financial Exchanges & Data - 0.1%
MSCI, Inc., 3.25%, 08/15/2033 (b)	100,000	87,701

Investment Banking & Brokerage - 0.5%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	180,062
LPL Holdings, Inc., 4.00%, 03/15/2029 (b)	200,000	194,336
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	308,735
		683,133

Life & Health Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	112,317

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Regional Banks - 0.1%
M&T Bank Corp., 5.05% to 01/27/2033 then SOFR + 1.85%, 01/27/2034	$200,000	$197,493

Trading Companies & Distributors - 0.1%
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030 (b)	150,000	151,328

Transaction & Payment Processing Services - 0.2%
Fiserv, Inc., 5.63%, 08/21/2033	100,000	104,024
Global Payments, Inc., 5.40%, 08/15/2032	150,000	153,196
		257,220
Total Financials		4,388,746

Health Care - 0.7%
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	100,000	102,437

Health Care Equipment - 0.3%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	87,197
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	159,524
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	176,847
		423,568

Health Care Providers & Services - 0.1%
HCA, Inc., 5.45%, 09/15/2034	100,000	100,909

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc., 4.75%, 09/09/2034	100,000	98,458
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	92,002
		190,460

Pharmaceuticals - 0.1%
Royalty Pharma PLC, 3.30%, 09/02/2040	100,000	75,359
Total Health Care		892,733

Industrials - 0.9%
Aerospace & Defense - 0.1%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	93,273
RTX Corp., 6.10%, 03/15/2034	100,000	108,158
		201,431

Air Freight & Logistics - 0.1%
United Parcel Service, Inc., 5.50%, 05/22/2054	100,000	97,060

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Building Products - 0.0%(e)
Carrier Global Corp., 3.38%, 04/05/2040	$100,000	$79,424

Commercial Services - 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (b)	200,000	207,276

Construction & Engineering - 0.1%
MasTec, Inc., 4.50%, 08/15/2028 (b)	100,000	98,696

Construction Machinery - 0.1%
United Rentals North America, Inc., 6.00%, 12/15/2029 (b)	100,000	102,494

Environmental & Facilities Services - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	101,421

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	100,000	82,219

Rail Transportation - 0.1%
CSX Corp., 6.15%, 05/01/2037	100,000	108,627

Trading Companies & Distributors - 0.1%
GATX Corp., 5.50%, 06/15/2035	100,000	101,333
Total Industrials		1,179,981

Information Technology - 0.6%
Application Software - 0.0%(e)
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	85,897

Electronic Components - 0.1%
Amphenol Corp., 5.25%, 04/05/2034	100,000	102,965

Systems Software - 0.2%
Oracle Corp., 3.90%, 05/15/2035	150,000	135,397
VMware LLC, 2.20%, 08/15/2031	100,000	86,830
		222,227

Technology - 0.1%
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	99,857

Technology Distributors - 0.1%
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	103,332
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	100,000	99,849
		203,181

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

CORPORATE BONDS - 10.0% (CONTINUED)	Par	Value
Wireless - 0.1%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	$100,000	$105,110
Total Information Technology		819,237

Materials - 0.6%
Construction Materials - 0.2%
CRH America Finance, Inc., 5.40%, 05/21/2034	200,000	205,177

Copper - 0.1%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	101,626

Fertilizers & Agricultural Chemicals - 0.1%
Mosaic Co., 5.63%, 11/15/2043	100,000	95,667
Nutrien Ltd., 2.95%, 05/13/2030	100,000	93,142
		188,809

Mining - 0.1%
Barrick International Barbados Corp., 6.35%, 10/15/2036 (b)	100,000	107,554

Steel - 0.1%
Nucor Corp., 5.10%, 06/01/2035	100,000	100,359
Total Materials		703,525

Real Estate - 0.2%
Telecom Tower REITs - 0.2%
American Tower Corp., 5.55%, 07/15/2033	150,000	154,800
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	99,646
Total Real Estate		254,446

Utilities - 0.1%
Utilities - 0.1%
Vistra Operations Co. LLC, 6.00%, 04/15/2034 (b)	100,000	103,933
TOTAL CORPORATE BONDS (Cost $12,588,234)		12,923,771

COLLATERALIZED LOAN OBLIGATIONS - 7.0%
Anchorage Credit Funding Ltd., Series 2019-8A, Class BR, 3.01%, 07/25/2037 (b)	400,000	373,815
ARES CLO
Series 2020-57A, Class BR, 6.19% (3 mo. Term SOFR + 1.91%), 01/25/2035 (b)	1,050,000	1,052,925

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COLLATERALIZED LOAN OBLIGATIONS - 7.0% (CONTINUED)	Par	Value
Series 2023-68A, Class E, 12.83% (3 mo. Term SOFR + 8.55%), 04/25/2035 (b)	$500,000	$501,606
Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 6.07% (3 mo. Term SOFR + 1.81%), 07/15/2032 (b)	1,200,000	1,201,781
Carlyle Global Market Strategies, Series C17A, Class CR, 7.34% (3 mo. Term SOFR + 3.06%), 04/30/2031 (b)	1,000,000	1,003,592
Dryden Senior Loan Fund, Series 2018-64A, Class D, 7.18% (3 mo. Term SOFR + 2.91%), 04/18/2031 (b)	500,000	501,849
Golub Capital Partners CLO Ltd., Series 2023-69A, Class C, 8.30% (3 mo. Term SOFR + 4.00%), 11/09/2036 (b)	1,000,000	1,003,177
Jamestown CLO Ltd., Series 2018-11A, Class A2, 6.20% (3 mo. Term SOFR + 1.96%), 07/14/2031 (b)	1,030,000	1,033,492
Ocean Trails CLO, Series 2023-14A, Class D1R, 7.37% (3 mo. Term SOFR + 3.10%), 01/20/2038 (b)	580,000	580,747
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 6.22% (3 mo. Term SOFR + 1.96%), 04/15/2031 (b)	500,000	501,532
Verdelite Static CLO Ltd., Series 2024-1A, Class D, 7.12% (3 mo. Term SOFR + 2.85%), 07/20/2032 (b)	500,000	500,801
Voya CLO Ltd., Series 2016-1A, Class BR, 6.33% (3 mo. Term SOFR + 2.06%), 01/20/2031 (b)	750,000	753,044
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,974,217)		9,008,361

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.5%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 7.66% (30 day avg SOFR US + 3.35%), 06/25/2043 (b)	500,000	521,436
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052 (b)(c)	1,624,748	1,324,005
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (b)(c)	326,060	329,603
JP Morgan Mortgage Trust, Series 2021-1, Class A3, 2.50%, 06/25/2051 (b)(c)	442,656	360,950
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051 (b)(c)	1,153,065	932,522
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (b)(c)	568,933	473,088
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (b)(c)	801,296	702,356
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065 (b)(c)	346,657	319,025
Series 2021-1, Class M1, 2.50%, 07/25/2061 (b)(c)	744,000	485,752
Western Alliance Bancorp, Series 2021-CL2, Class M3, 8.41% (30 day avg SOFR US + 4.10%), 07/25/2059 (b)	436,188	438,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,854,629)		5,887,305

CONVERTIBLE BONDS - 1.4%
Information Technology - 1.4%
Application Software - 1.4%
MicroStrategy, Inc., 0.00%, 03/01/2030 (b)(f)	1,500,000	1,764,550
TOTAL CONVERTIBLE BONDS (Cost $1,463,944)		1,764,550

The accompanying notes are an integral part of these financial statements.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

SHORT-TERM INVESTMENTS - 2.2%	Shares	Value
Money Market Funds - 2.2%
First American Government Obligations Fund - Class X, 4.25% (g)	2,784,744	$2,784,744
TOTAL SHORT-TERM INVESTMENTS (Cost $2,784,744)		2,784,744

TOTAL INVESTMENTS - 98.9% (Cost $126,694,122)		$127,968,540
Other Assets in Excess of Liabilities - 1.1%		1,430,427
TOTAL NET ASSETS - 100.0%		$129,398,967

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $38,989,462 or 30.1% of the Fund’s net assets.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2025.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(e)	Represents less than 0.05% of net assets.
(f)	Zero coupon bonds make no periodic interest payments.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF FUTURES CONTRACTS
June 30, 2025

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	189	09/19/2025	$21,191,625	$460,026
U.S. Treasury 5 Year Notes	2	09/30/2025	218,000	1,774
U.S. Treasury Long Bonds	19	09/19/2025	2,193,906	95,824
Net Unrealized Appreciation (Depreciation)				$557,624
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 100.0%	Shares	Value
Consumer Discretionary - 0.8%
Automotive Retail - 0.8%
Murphy USA, Inc.	4,982	$2,026,678

Energy - 99.1%(a)
Integrated Oil & Gas - 46.0%
Chevron Corp.	375,678	53,793,333
Exxon Mobil Corp.	547,214	58,989,669
Occidental Petroleum Corp.	184,401	7,746,686
		120,529,688
Oil & Gas Exploration & Production - 38.6%
Antero Resources Corp. (b)	79,951	3,220,426
APA Corp.	98,805	1,807,143
California Resources Corp.	22,038	1,006,475
Chord Energy Corp.	16,086	1,557,929
Civitas Resources, Inc.	25,742	708,420
CNX Resources Corp. (b)	37,654	1,268,187
Comstock Resources, Inc. (b)	20,929	579,105
ConocoPhillips	130,184	11,682,712
Coterra Energy, Inc.	204,065	5,179,170
Crescent Energy Co. - Class A	60,893	523,680
Devon Energy Corp.	175,427	5,580,333
Diamondback Energy, Inc.	52,276	7,182,722
EOG Resources, Inc.	101,859	12,183,355
EQT Corp.	163,202	9,517,941
Expand Energy Corp.	63,552	7,431,771
Gulfport Energy Corp. (b)	4,157	836,264
Hess Corp.	77,615	10,752,782
Magnolia Oil & Gas Corp. - Class A	50,656	1,138,747
Matador Resources Co.	31,909	1,522,698
Murphy Oil Corp.	36,839	828,878
Northern Oil & Gas, Inc.	26,540	752,409
Ovintiv, Inc.	70,759	2,692,380
Permian Resources Corp.	177,549	2,418,217
Range Resources Corp.	64,302	2,615,162
Sitio Royalties Corp. - Class A	20,368	374,364
SM Energy Co.	30,145	744,883
Texas Pacific Land Corp.	5,219	5,513,299
Viper Energy, Inc.	36,194	1,380,077
		100,999,529
Oil & Gas Refining & Marketing - 14.5%
HF Sinclair Corp.	43,888	1,802,919
Marathon Petroleum Corp.	72,404	12,027,029
PBF Energy, Inc. - Class A	22,414	485,711
The accompanying notes are an integral part of these financial statements.

STRIVE U.S. ENERGY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 100.0% (CONTINUED)	Shares	Value
Oil & Gas Refining & Marketing - 14.5% (Continued)
Phillips 66	101,503	$12,109,308
Valero Energy Corp.	85,571	11,502,454
		37,927,421
Total Energy		259,456,638

Real Estate - 0.1%
Real Estate Operating Companies - 0.1%
Landbridge Co. LLC - Class A	5,923	400,276
TOTAL COMMON STOCKS (Cost $285,092,665)		261,883,592

SHORT-TERM INVESTMENTS - 0.0%(c)
Money Market Funds - 0.0%(c)
First American Government Obligations Fund - Class X, 4.25% (d)	62,277	62,277
TOTAL SHORT-TERM INVESTMENTS (Cost $62,277)		62,277

TOTAL INVESTMENTS - 100.0% (Cost $285,154,942)		$261,945,869
Liabilities in Excess of Other Assets - (0.0)% (c)		(29,113)
TOTAL NET ASSETS - 100.0%		$261,916,756

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

COMMON STOCKS - 99.8%	Shares	Value
Information Technology - 99.5%(a)
Application Software - 5.5%
Cadence Design Systems, Inc. (b)	9,473	$2,919,105
Synopsys, Inc. (b)	5,358	2,746,939
		5,666,044
Electronic Equipment & Instruments - 1.0%
Keysight Technologies, Inc. (b)	5,973	978,736

Electronic Manufacturing Services - 1.7%
TE Connectivity PLC	10,329	1,742,192

Semiconductor Materials & Equipment - 18.4%
Applied Materials, Inc.	24,653	4,513,225
ASML Holding NV	6,087	4,878,061
Entegris, Inc.	5,301	427,526
KLA Corp.	4,585	4,106,968
Lam Research Corp.	44,438	4,325,595
MKS, Inc.	2,345	232,999
Teradyne, Inc.	5,530	497,257
		18,981,631
Semiconductors - 72.9%
Advanced Micro Devices, Inc. (b)	35,698	5,065,546
Analog Devices, Inc.	17,195	4,092,754
ARM Holdings PLC - ADR (b)	4,362	705,510
Astera Labs, Inc. (b)	4,511	407,885
Broadcom, Inc.	67,535	18,616,023
Intel Corp.	138,341	3,098,838
Lattice Semiconductor Corp. (b)	4,631	226,873
Marvell Technology, Inc.	29,989	2,321,149
Microchip Technology, Inc.	18,347	1,291,078
Micron Technology, Inc.	38,873	4,791,097
Monolithic Power Systems, Inc.	1,609	1,176,790
NVIDIA Corp.	151,790	23,981,302
ON Semiconductor Corp. (b)	14,452	757,429
Qualcomm, Inc.	18,887	3,007,944
Rambus, Inc. (b)	3,699	236,810
STMicroelectronics NV	22,118	672,608
Texas Instruments, Inc.	21,556	4,475,457
Tower Semiconductor Ltd. (b)	3,734	161,869
		75,086,962
Total Information Technology		102,455,565

The accompanying notes are an integral part of these financial statements.

STRIVE U.S. SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2025

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Materials - 0.3%
Specialty Chemicals - 0.3%
DuPont de Nemours, Inc.	4,208	$288,627
TOTAL COMMON STOCKS (Cost $84,241,194)		102,744,192

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (c)	164,348	164,348
TOTAL SHORT-TERM INVESTMENTS (Cost $164,348)		164,348

TOTAL INVESTMENTS - 100.0% (Cost $84,405,542)		$102,908,540
Other Assets in Excess of Liabilities - 0.0% (d)		45,918
TOTAL NET ASSETS - 100.0%		$102,954,458

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

STRIVE ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	Strive 1000 Dividend Growth ETF	Strive 1000 Growth ETF	Strive 1000 Value ETF	Strive 500 ETF	Strive Emerging Markets Ex-China ETF
ASSETS:
Investments, at value (See Note 2)	$52,076,305	$129,623,534	$62,194,474	$923,199,148	$99,944,873
Dividends receivable	23,686	33,346	76,146	443,163	326,328
Cash	138	82	60	9	—
Dividend tax reclaims receivable	74	152	1,219	6,057	6,155
Receivable for investments sold	—	—	—	—	74,895
Security lending income receivable (See Note 4)	—	347	429	4,427	—
Foreign currency, at value	—	—	—	—	13,721
Total assets	52,100,203	129,657,461	62,272,328	923,652,804	100,365,972

LIABILITIES:
Payable to adviser (See Note 3)	14,667	18,499	9,084	39,884	25,481
Payable for investments purchased	3,627	9,609	12,510	107,692	—
Deferred foreign capital gains tax	—	—	—	—	1,039,663
Total liabilities	18,294	28,108	21,594	147,576	1,065,144
NET ASSETS	$52,081,909	$129,629,353	$62,250,734	$923,505,228	$99,300,828

NET ASSETS CONSISTS OF:
Paid-in capital	$43,924,777	$98,959,960	$58,764,015	$720,532,517	$85,469,820
Total distributable earnings	8,157,132	30,669,393	3,486,719	202,972,711	13,831,008
Total net assets	$52,081,909	$129,629,353	$62,250,734	$923,505,228	$99,300,828

Net assets	$52,081,909	$129,629,353	$62,250,734	$923,505,228	$99,300,828
Shares issued and outstanding(a)	1,500,000	2,820,000	2,020,000	23,090,000	3,200,000
Net asset value per share	$34.72	$45.97	$30.82	$40.00	$31.03

COST:
Investments, at cost	$42,759,732	$98,246,361	$58,004,579	$716,931,295	$79,391,139
Foreign currency, at cost	$—	$—	$—	$—	$13,672

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

1

STRIVE ETFs
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2025

	Strive Enhanced Income Short Maturity ETF	Strive International Developed Markets ETF	Strive Mid Cap ETF	Strive Natural Resources and Security ETF	Strive Small-Cap ETF
ASSETS:
Investments, at value (See Note 2)	$325,737,889	$18,557,421	$17,141,130	$35,627,794	$60,639,212
Receivable for investments sold	4,308,965	—	—	—	—
Interest receivable	1,906,195	—	—	—	—
Deposit at broker for future contracts (See Note 2)	40,854	—	—	—	—
Variation margin on futures contracts (See Note 2)	11,330	—	—	—	—
Receivable for fund shares sold	—	—	—	713,046	—
Dividends receivable	55,575	26,628	15,238	26,442	69,813
Dividend tax reclaims receivable, net	—	27,238	—	1,550	—
Security lending income receivable (See Note 4)	—	—	23	116	1,050
Cash	—	—	215	—	—
Total assets	332,060,808	18,611,287	17,156,606	36,368,948	60,710,075

LIABILITIES:
Payable for capital shares redeemed	9,754,032	—	—	—	—
Payable for investments purchased	7,058,108	—	—	703,403	—
Payable to adviser (See Note 3)	63,301	4,413	2,489	13,294	8,837
Total liabilities	16,875,441	4,413	2,489	716,697	8,837
NET ASSETS	$315,185,367	$18,606,874	$17,154,117	$35,652,251	$60,701,238

NET ASSETS CONSISTS OF:
Paid-in capital	$314,126,052	$16,509,014	$16,126,528	$31,237,958	$61,464,897
Total distributable earnings (accumulated losses)	1,059,315	2,097,860	1,027,589	4,414,293	(763,659)
Total net assets	$315,185,367	$18,606,874	$17,154,117	$35,652,251	$60,701,238

Net assets	$315,185,367	$18,606,874	$17,154,117	$35,652,251	$60,701,238
Shares issued and outstanding(a)	15,510,000	650,000	650,000	1,000,000	2,000,000
Net asset value per share	$20.32	$28.63	$26.39	$35.65	$30.35

COST:
Investments, at cost	$325,076,103	$16,240,706	$15,899,917	$30,646,993	$56,352,539

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

2

STRIVE ETFs

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2025

	Strive Total Return Bond ETF	Strive U.S. Energy ETF	Strive U.S. Semiconductor ETF
ASSETS:
Investments, at value (See Note 2)	$127,968,540	$261,945,869	$102,908,540
Dividends receivable	9,089	58,682	15,175
Variation margin on futures contracts (See Note 2)	557,624	—	—
Deposit at broker for future contracts (See Note 2)	151,153	—	—
Receivable for fund shares sold	—	—	8,491,088
Interest receivable	764,476	—	—
Dividend tax reclaims receivable, net	—	3,369	—
Security lending income receivable (See Note 4)	—	—	30
Total assets	129,450,882	262,007,920	111,414,833

LIABILITIES:
Payable to adviser (See Note 3)	51,915	91,164	28,648
Payable for investments purchased	—	—	8,431,727
Total liabilities	51,915	91,164	8,460,375
NET ASSETS	$129,398,967	$261,916,756	$102,954,458

NET ASSETS CONSISTS OF:
Paid-in capital	$128,617,387	$298,202,294	$88,844,883
Total distributable earnings (accumulated losses)	781,580	(36,285,538)	14,109,575
Total net assets	$129,398,967	$261,916,756	$102,954,458

Net assets	$129,398,967	$261,916,756	$102,954,458
Shares issued and outstanding(a)	6,410,000	9,650,000	1,940,000
Net asset value per share	$20.19	$27.14	$53.07

COST:
Investments, at cost	$126,694,122	$285,154,942	$84,405,542

(a) Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

3

STRIVE ETFs
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2025

	Strive 1000 Dividend Growth ETF		Strive 1000 Growth ETF
	Period Ended June 30, 2025(a)	Year Ended July 31, 2024	Period Ended June 30, 2025(a)	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividend income	$720,083	$610,036	$760,219	$423,704
Interest Income	—	5,691	—	13,228
Less: Issuance fees	(9)	—	(16)	—
Less: Dividend withholding taxes	(343)	(101)	(351)	(279)
Securities lending income (See Note 4)	586	1,010	1,180	817
Total investment income	720,317	616,636	761,032	437,470

EXPENSES:
Investment advisory fee (See Note 3)	154,620	116,836	175,009	94,514
Total expenses	154,620	116,836	175,009	94,514
NET INVESTMENT INCOME (LOSS)	565,697	499,800	586,023	342,956

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(660,442)	134,921	(570,215)	102,826
In-kind redemptions	1,558,397	—	259,213	—
Foreign currency translation	—	—	—	—
Net realized gain (loss)	897,955	134,921	(311,002)	102,826

Net change in unrealized appreciation (depreciation) on:
Investments	2,676,363	5,164,282	16,049,450	12,170,244
Net change in unrealized appreciation (depreciation)	2,676,363	5,164,282	16,049,450	12,170,244
Net realized and unrealized gain (loss)	3,574,318	5,299,203	15,738,448	12,273,070
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,140,015	$5,799,003	$16,324,471	$12,616,026

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

4

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive 1000 Value ETF		Strive 500 ETF
	Period Ended June 30, 2025(a)	Year Ended July 31, 2024	Period Ended June 30, 2025(a)	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividend income	$1,575,625	$864,912	$9,197,140	$5,798,502
Less: Issuance fees	(33)	—	(174)	—
Less: Dividend withholding taxes	(1,116)	(1,515)	(5,933)	(6,674)
Interest Income	—	6,381	—	82,471
Securities lending income (See Note 4)	1,153	1,031	8,150	5,203
Total investment income	1,575,629	870,809	9,199,183	5,879,502

EXPENSES:
Investment advisory fee (See Note 3)	101,016	55,133	375,308	222,292
Total expenses	101,016	55,133	375,308	222,292
NET INVESTMENT INCOME (LOSS)	1,474,613	815,676	8,823,875	5,657,210

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(564,893)	569,429	(2,459,635)	4,645,378
Foreign capital gains tax	—	—	—	—
In-kind redemptions	3,702,863	—	4,105,001	—
Foreign currency translation	—	—	—	—
Net realized gain (loss)	3,137,970	569,429	1,645,366	4,645,378

Net change in unrealized appreciation (depreciation) on:
Investments	(927,463)	4,181,033	93,471,415	82,705,354
Net change in unrealized appreciation (depreciation)	(927,463)	4,181,033	93,471,415	82,705,354
Net realized and unrealized gain (loss)	2,210,507	4,750,462	95,116,781	87,350,732
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,685,120	$5,566,138	$103,940,656	$93,007,942

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.

The accompanying notes are an integral part of these financial statements.

5

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive Emerging Markets Ex-China ETF		Strive Enhanced Income Short Maturity ETF
	Period Ended June 30, 2025(a)	Year Ended July 31, 2024	Period Ended June 30, 2025(a)	Year Ended July 31, 2024(b)
INVESTMENT INCOME:
Dividend income	$2,610,726	$3,527,783	$454,581	$4,359,064
Less: Dividend withholding taxes	(336,628)	(388,660)	—	—
Interest income	—	51,482	9,608,134	—
Securities lending income (See Note 4)	—	—	—	—
Total investment income	2,274,098	3,190,605	10,062,715	4,359,064

EXPENSES:
Investment advisory fee (See Note 3)	284,644	305,035	454,013	175,960
Overdraft fees expense	—	2,036	—	—
Total expenses	284,644	307,071	454,013	175,960
NET INVESTMENT INCOME (LOSS)	1,989,454	2,883,534	9,608,702	4,183,104

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,448,786)	(2,568,739)	151,498	88,234
In-kind redemptions	73,668	—	—	—
Foreign capital gains tax	(74,639)	(539,965)	—	—
Futures contracts (See Note 2)		—	(582)	(36,947)
Foreign currency translation	(45,953)	(26,344)	—	—
Net realized gain (loss)	(1,495,710)	(3,135,048)	150,916	51,287

Net change in unrealized appreciation (depreciation) on:
Investments	5,909,137	4,595,876	247,565	414,221
Deferred foreign capital gains tax	244,058	1,239,507	—	—
Future contracts (See Note 2)	—	—	(6,135)	17,465
Foreign currency translation	(9,544)	(2,293,162)	—	—
Net change in unrealized appreciation (depreciation)	6,143,651	3,542,221	241,430	431,686
Net realized and unrealized gain (loss)	4,647,941	407,173	392,346	482,973
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,637,395	3,290,707	$10,001,048	$4,666,077

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

6

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive International Developed Markets ETF		Strive Mid Cap ETF
	Period Ended June 30, 2025(a)	Period Ended July 31, 2024(b)	Period Ended June 30, 2025(a)	Period Ended July 31, 2024(c)
INVESTMENT INCOME:
Dividend income	$489,385	$7,763	$199,373	$34,347
Less: Dividend withholding taxes	(57,342)	(1,079)	(255)	(17)
Less: Issuance fees	(4)	—	(8)	—
Interest income	—	123	—	485
Securities lending income (See Note 4)	—	—	61	—
Total investment income	432,039	6,807	199,171	34,815

EXPENSES:
Investment advisory fee (See Note 3)	41,440	1,863	24,124	4,421
Total expenses	41,440	1,863	24,124	4,421
NET INVESTMENT INCOME (LOSS)	390,599	4,944	175,047	30,394

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(219,245)	(56)	(199,987)	(11,259)
In-kind redemptions	—	—	142,254	—
Foreign currency translation	(3,951)	—	—	—
Net realized gain (loss)	(223,196)	(56)	(57,733)	(11,259)

Net change in unrealized appreciation (depreciation) on:
Investments	2,341,502	(24,787)	718,696	522,518
Foreign currency translation	(143,266)	145,060	—	—
Net change in unrealized appreciation (depreciation)	2,198,236	120,273	718,696	522,518
Net realized and unrealized gain (loss)	1,975,040	120,217	660,963	511,259
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,365,639	$125,161	$836,010	$541,653

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on June 25, 2024.
(c) The Fund commenced operations on April 10, 2024.

The accompanying notes are an integral part of these financial statements.

7

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive Natural Resources and Security ETF		Strive Small-Cap ETF
	Period Ended June 30, 2025(a)	Period Ended July 31, 2024(b)	Period Ended June 30, 2025(a)	Year Ended July 31, 2024
INVESTMENT INCOME:
Dividend income	468,600	125,260	820,977	550,047
Less: Dividend withholding taxes	(15,863)	(4,109)	(505)	(731)
Less: Issuance fees	—	—	(5)	—
Interest income	—	1,286	—	7,683
Securities lending income (See Note 4)	517	655	6,556	16,981
Total investment income	453,254	123,092	827,023	573,980

EXPENSES:
Investment advisory fee (See Note 3)	117,333	35,619	93,798	66,975
Total expenses	117,333	35,619	93,798	66,975
NET INVESTMENT INCOME (LOSS)	335,921	87,473	733,225	507,005

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(487,112)	349,227	(4,025,768)	1,497,696
In-kind redemptions	1,237,476	—	4,154,327	—
Foreign currency translation	(2,555)	(310)	—	—
Net realized gain (loss)	747,809	348,917	128,559	1,497,696

Net change in unrealized appreciation (depreciation) on:
Investments	4,091,515	889,286	(2,322,836)	4,721,382
Foreign currency translation	53,721	(53,712)	—	—
Net change in unrealized appreciation (depreciation)	4,145,236	835,574	(2,322,836)	4,721,382
Net realized and unrealized gain (loss)	4,893,045	1,184,491	(2,194,277)	6,219,078
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,228,966	$1,271,964	$(1,461,052)	$6,726,083

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 30, 2023.

The accompanying notes are an integral part of these financial statements.

8

STRIVE ETFs

STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive Total Return Bond ETF		Strive U.S. Energy ETF
	Period Ended June 30, 2025(a)	Period Ended July 31, 2024(b)	Period Ended June 30, 2025(a)	Year Ended July 31, 2024
INVESTMENT INCOME:
Interest income	$6,123,705	$4,040,562	$—	$47,672
Dividend income	114,869	—	9,632,554	10,869,782
Less: Dividend withholding taxes	—	—	—	(6,158)
Securities lending income (See Note 4)	—	—	1,064	1,270
Total investment income	6,238,574	4,040,562	9,633,618	10,912,566

EXPENSES:
Investment advisory fee (See Note 3)	552,225	339,288	1,133,771	1,419,497
Total expenses	552,225	339,288	1,133,771	1,419,497
NET INVESTMENT INCOME (LOSS)	5,686,349	3,701,274	8,499,847	9,493,069

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	309,249	162,495	(5,071,447)	15,050,085
In-kind redemptions	—	—	7,974,551	—
Futures contracts (See Note 2)	(539,649)	(1,056,964)	—	—
Net realized gain (loss)	(230,400)	(894,469)	2,903,104	15,050,085

Net change in unrealized appreciation (depreciation) on:
Investments	(288,998)	1,563,416	(39,729,553)	(4,310,160)
Future contracts (See Note 2)	(220,164)	777,789	—	—
Net change in unrealized appreciation (depreciation)	(509,162)	2,341,205	(39,729,553)	(4,310,160)
Net realized and unrealized gain (loss)	(739,562)	1,446,736	(36,826,449)	10,739,925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,946,787	$5,148,010	$(28,326,602)	$20,232,994

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

9

STRIVE ETFs
STATEMENTS OF OPERATIONS (CONTINUED)
For the Period Ended June 30, 2025

	Strive U.S. Semiconductor ETF
	Period Ended June 30, 2025(a)	Year Ended July 31, 2024
INVESTMENT INCOME:
Interest income	$—	$9,982
Dividend income	567,967	474,292
Less: Dividend withholding taxes	(8,354)	(4,733)
Less: Issuance fees	(147)	—
Securities lending income (See Note 4)	155	990
Total investment income	559,621	480,531

EXPENSES:
Investment advisory fee (See Note 3)	286,595	211,458
Total expenses	286,595	211,458
NET INVESTMENT INCOME (LOSS)	273,026	269,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(3,181,377)	13,999,964
In-kind redemptions	1,930,219	—
Net realized gain (loss)	(1,251,158)	13,999,964

Net change in unrealized appreciation (depreciation) on:
Investments	11,085,082	(1,271,109)
Net change in unrealized appreciation (depreciation)	11,085,082	(1,271,109)
Net realized and unrealized gain (loss)	9,833,924	12,728,855
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,106,950	$12,997,928

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
The accompanying notes are an integral part of these financial statements.

10

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Strive 1000 Dividend Growth ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$565,697	$499,800	$105,293
Net realized gain (loss)	897,955	134,921	30,599
Net change in unrealized appreciation (depreciation)	2,676,363	5,164,282	1,475,928
Net increase (decrease) in net assets from operations	4,140,015	5,799,003	1,611,820

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(602,333)	(485,575)	(84,274)
Total distributions to shareholders	(602,333)	(485,575)	(84,274)

CAPITAL TRANSACTIONS:
Shares sold	9,911,624	17,841,150	22,209,595
Shares redeemed	(4,567,154)	(2,370,182)	(1,321,780)
Net increase (decrease) in net assets from capital transactions	5,344,470	15,470,968	20,887,815

NET INCREASE (DECREASE) IN NET ASSETS	8,882,152	20,784,396	22,415,361

NET ASSETS:
Beginning of the period	43,199,757	22,415,361	—
End of the period	$52,081,909	$43,199,757	$22,415,361

SHARES TRANSACTIONS
Shares sold	300,000	620,000	850,000
Shares redeemed	(140,000)	(80,000)	(50,000)
Total increase (decrease) in shares outstanding	160,000	540,000	800,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

11

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Growth ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$586,023	$342,956	$54,117
Net realized gain (loss)	(311,002)	102,826	28,675
Net change in unrealized appreciation (depreciation)	16,049,450	12,170,244	3,157,479
Net increase (decrease) in net assets from operations	16,324,471	12,616,026	3,240,271

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(621,083)	(350,997)	(43,091)
Total distributions to shareholders	(621,083)	(350,997)	(43,091)

CAPITAL TRANSACTIONS:
Shares sold	27,794,907	46,415,893	27,123,990
Shares redeemed	(821,471)	(706,110)	(1,343,455)
ETF transaction fees (See Note 1)	—	1	1
Net increase (decrease) in net assets from capital transactions	26,973,436	45,709,784	25,780,536

NET INCREASE (DECREASE) IN NET ASSETS	42,676,824	57,974,813	28,977,716

NET ASSETS:
Beginning of the period	86,952,529	28,977,716	—
End of the period	$129,629,353	$86,952,529	$28,977,716

SHARES TRANSACTIONS
Shares sold	650,000	1,310,000	950,000
Shares redeemed	(20,000)	(20,000)	(50,000)
Total increase (decrease) in shares outstanding	630,000	1,290,000	900,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

12

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 1000 Value ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$1,474,613	$815,676	$133,064
Net realized gain (loss)	3,137,970	569,429	1,603
Net change in unrealized appreciation (depreciation)	(927,463)	4,181,033	936,325
Net increase (decrease) in net assets from operations	3,685,120	5,566,138	1,070,992

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,560,714)	(750,769)	(102,472)
Total distributions to shareholders	(1,560,714)	(750,769)	(102,472)

CAPITAL TRANSACTIONS:
Shares sold	21,070,148	36,289,885	17,387,200
Shares redeemed	(15,622,754)	(3,526,850)	(1,255,190)
Net increase (decrease) in net assets from capital transactions	5,447,394	32,763,035	16,132,010

NET INCREASE (DECREASE) IN NET ASSETS	7,571,800	37,578,404	17,100,530

NET ASSETS:
Beginning of the period	54,678,934	17,100,530	—
End of the period	$62,250,734	$54,678,934	$17,100,530

SHARES TRANSACTIONS
Shares sold	690,000	1,330,000	700,000
Shares redeemed	(520,000)	(130,000)	(50,000)
Total increase (decrease) in shares outstanding	170,000	1,200,000	650,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

13

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive 500 ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$8,823,875	$5,657,210	$1,648,426
Net realized gain (loss)	1,645,366	4,645,378	729,927
Net change in unrealized appreciation (depreciation)	93,471,415	82,705,354	30,091,084
Net increase (decrease) in net assets from operations	103,940,656	93,007,942	32,469,437

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,265,451)	(5,358,321)	(1,419,614)
Total distributions to shareholders	(9,265,451)	(5,358,321)	(1,419,614)

CAPITAL TRANSACTIONS:
Shares sold	238,341,972	281,414,552	229,618,180
Shares redeemed	(10,719,940)	(19,724,717)	(8,799,490)
ETF transaction fees (See Note 1)	13	9	—
Net increase (decrease) in net assets from capital transactions	227,622,045	261,689,844	220,818,690

NET INCREASE (DECREASE) IN NET ASSETS	322,297,250	349,339,465	251,868,513

NET ASSETS:
Beginning of the period	601,207,978	251,868,513	—
End of the period	$923,505,228	$601,207,978	$251,868,513

SHARES TRANSACTIONS
Shares sold	6,370,000	9,060,000	8,950,000
Shares redeemed	(290,000)	(650,000)	(350,000)
Total increase (decrease) in shares outstanding	6,080,000	8,410,000	8,600,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on September 14, 2022.

The accompanying notes are an integral part of these financial statements.

14

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Emerging Markets Ex-China ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$1,989,454	$2,883,534	$1,362,334
Net realized gain (loss)	(1,495,710)	(3,135,048)	(1,324,066)
Net change in unrealized appreciation (depreciation)	6,143,651	3,542,221	9,799,698
Net increase (decrease) in net assets from operations	6,637,395	3,290,707	9,837,966

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,932,685)	(1,599,535)	(462,914)
Total distributions to shareholders	(3,932,685)	(1,599,535)	(462,914)

CAPITAL TRANSACTIONS:
Shares sold	4,469,560	31,796,470	143,615,130
Shares redeemed	(8,277,105)	(87,293,030)	—
ETF transaction fees (See Note 1)	57,996	424,052	736,821
Net increase (decrease) in net assets from capital transactions	(3,749,549)	(55,072,508)	144,351,951

NET INCREASE (DECREASE) IN NET ASSETS	(1,044,839)	(53,381,336)	153,727,003

NET ASSETS:
Beginning of the period	100,345,667	153,727,003	—
End of the period	$99,300,828	$100,345,667	$153,727,003

SHARES TRANSACTIONS
Shares sold	150,000	1,150,000	5,700,000
Shares redeemed	(300,000)	(3,500,000)	—
Total increase (decrease) in shares outstanding	(150,000)	(2,350,000)	5,700,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on January 30, 2023.

The accompanying notes are an integral part of these financial statements.

15

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Enhanced Income Short Maturity ETF
	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$9,608,702	$4,183,104
Net realized gain (loss)	150,916	51,287
Net change in unrealized appreciation (depreciation)	241,430	431,686
Net increase (decrease) in net assets from operations	10,001,048	4,666,077

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(9,514,662)	(4,093,148)
Total distributions to shareholders	(9,514,662)	(4,093,148)

CAPITAL TRANSACTIONS:
Shares sold	225,092,385	119,308,162
Shares redeemed	(26,021,470)	(4,253,025)
ETF transaction fees (See Note 1)	—	—
Net increase (decrease) in net assets from capital transactions	199,070,915	115,055,137

NET INCREASE (DECREASE) IN NET ASSETS	199,557,301	115,628,066

NET ASSETS:
Beginning of the period	115,628,066	—
End of the period	$315,185,367	$115,628,066

SHARES TRANSACTIONS
Shares sold	11,080,000	5,920,000
Shares redeemed	(1,280,000)	(210,000)
Total increase (decrease) in shares outstanding	9,800,000	5,710,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

16

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive International Developed Markets ETF		Strive Mid Cap ETF
	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)	Period ended June 30, 2025(a)	Period ended July 31, 2024(c)
OPERATIONS:
Net investment income (loss)	$390,599	$4,944	$175,047	$30,394
Net realized gain (loss)	(223,196)	(56)	(57,733)	(11,259)
Net change in unrealized appreciation (depreciation)	2,198,236	120,273	718,696	522,518
Net increase (decrease) in net assets from operations	2,365,639	125,161	836,010	541,653

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(392,940)	—	(187,000)	(21,665)
Total distributions to shareholders	(392,940)	—	(187,000)	(21,665)

CAPITAL TRANSACTIONS:
Shares sold	6,364,635	10,144,250	5,548,112	11,867,833
Shares redeemed	—	—	(1,430,826)	—
ETF transaction fees (See Note 1)	59	70	—	—
Net increase (decrease) in net assets from capital transactions	6,364,694	10,144,320	4,117,286	11,867,833

NET INCREASE (DECREASE) IN NET ASSETS	8,337,393	10,269,481	4,766,296	12,387,821

NET ASSETS:
Beginning of the period	10,269,481	—	12,387,821	—
End of the period	$18,606,874	$10,269,481	$17,154,117	$12,387,821

SHARES TRANSACTIONS
Shares sold	250,000	400,000	220,000	490,000
Shares redeemed	—	—	(60,000)	—
Total increase (decrease) in shares outstanding	250,000	400,000	160,000	490,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on June 25, 2024.
(c) The Fund commenced operations on April 10, 2024.

The accompanying notes are an integral part of these financial statements.

17

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Natural Resources and Security ETF
	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$335,921	$87,473
Net realized gain (loss)	747,809	348,917
Net change in unrealized appreciation (depreciation)	4,145,236	835,574
Net increase (decrease) in net assets from operations	5,228,966	1,271,964

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(332,147)	(76,248)
Total distributions to shareholders	(332,147)	(76,248)

CAPITAL TRANSACTIONS:
Shares sold	19,197,201	25,055,282
Shares redeemed	(11,649,535)	(3,043,232)
ETF transaction fees (See Note 1)	—	—
Net increase (decrease) in net assets from capital transactions	7,547,666	22,012,050

NET INCREASE (DECREASE) IN NET ASSETS	12,444,485	23,207,766

NET ASSETS:
Beginning of the period	23,207,766	—
End of the period	$35,652,251	$23,207,766

SHARES TRANSACTIONS
Shares sold	600,000	910,000
Shares redeemed	(400,000)	(110,000)
Total increase (decrease) in shares outstanding	200,000	800,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 30, 2023.

The accompanying notes are an integral part of these financial statements.

18

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Small-Cap ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$733,225	$507,005	$82,659
Net realized gain (loss)	128,559	1,497,696	133,494
Net change in unrealized appreciation (depreciation)	(2,322,836)	4,721,382	1,888,127
Net increase (decrease) in net assets from operations	(1,461,052)	6,726,083	2,104,280

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,065,270)	(530,975)	(67,734)
Return of capital	85,083	—	—
Total distributions to shareholders	(980,187)	(530,975)	(67,734)

CAPITAL TRANSACTIONS:
Shares sold	20,760,909	35,108,214	24,431,395
Shares redeemed	(12,464,167)	(10,297,175)	(2,628,360)
ETF transaction fees (See Note 1)	2	4	1
Net increase (decrease) in net assets from capital transactions	8,296,744	24,811,043	21,803,036

NET INCREASE (DECREASE) IN NET ASSETS	5,855,505	31,006,151	23,839,582

NET ASSETS:
Beginning of the period	54,845,733	23,839,582	—
End of the period	$60,701,238	$54,845,733	$23,839,582

SHARES TRANSACTIONS
Shares sold	690,000	1,260,000	950,000
Shares redeemed	(430,000)	(370,000)	(100,000)
Total increase (decrease) in shares outstanding	260,000	890,000	850,000
(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on November 9, 2022.

The accompanying notes are an integral part of these financial statements.

19

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive Total Return Bond ETF
	Period ended June 30, 2025(a)	Period ended July 31, 2024(b)
OPERATIONS:
Net investment income (loss)	$5,686,349	$3,701,274
Net realized gain (loss)	(230,400)	(894,469)
Net change in unrealized appreciation (depreciation)	(509,162)	2,341,205
Net increase (decrease) in net assets from operations	4,946,787	5,148,010

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,676,002)	(3,637,215)
Total distributions to shareholders	(5,676,002)	(3,637,215)

CAPITAL TRANSACTIONS:
Shares sold	37,233,228	100,345,459
Shares redeemed	(8,961,300)	—
Net increase (decrease) in net assets from capital transactions	28,271,928	100,345,459

NET INCREASE (DECREASE) IN NET ASSETS	27,542,713	101,856,254

NET ASSETS:
Beginning of the period	101,856,254	—
End of the period	$129,398,967	$101,856,254

SHARES TRANSACTIONS
Shares sold	1,840,000	5,020,000
Shares redeemed	(450,000)	—
Total increase (decrease) in shares outstanding	1,390,000	5,020,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 9, 2023.

The accompanying notes are an integral part of these financial statements.

20

STRIVE ETFs
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Energy ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$8,499,847	$9,493,069	$10,222,830
Net realized gain (loss)	2,903,104	15,050,085	7,725,816
Net change in unrealized appreciation (depreciation)	(39,729,553)	(4,310,160)	20,830,640
Net increase (decrease) in net assets from operations	(28,326,602)	20,232,994	38,779,286

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(8,592,613)	(9,743,291)	(9,891,239)
Total distributions to shareholders	(8,592,613)	(9,743,291)	(9,891,239)

CAPITAL TRANSACTIONS:
Shares sold	42,813,334	98,672,695	423,825,077
Shares redeemed	(88,188,217)	(125,154,920)	(92,509,749)
ETF transaction fees (See Note 1)	—	—	1
Net increase (decrease) in net assets from capital transactions	(45,374,883)	(26,482,225)	331,315,329

NET INCREASE (DECREASE) IN NET ASSETS	(82,294,098)	(15,992,522)	360,203,376

NET ASSETS:
Beginning of the period	344,210,854	360,203,376	—
End of the period	$261,916,756	$344,210,854	$360,203,376

SHARES TRANSACTIONS
Shares sold	1,460,000	3,120,000	15,500,000
Shares redeemed	(3,130,000)	(4,060,000)	(3,240,000)
Total increase (decrease) in shares outstanding	(1,670,000)	(940,000)	12,260,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on August 8, 2022.

The accompanying notes are an integral part of these financial statements.

21

STRIVE ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Strive U.S. Semiconductor ETF
	Period ended June 30, 2025(a)	Year ended July 31, 2024	Period ended July 31, 2023(b)
OPERATIONS:
Net investment income (loss)	$273,026	$269,073	$144,788
Net realized gain (loss)	(1,251,158)	13,999,964	645,463
Net change in unrealized appreciation (depreciation)	11,085,082	(1,271,109)	8,689,025
Net increase (decrease) in net assets from operations	10,106,950	12,997,928	9,479,276

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(299,204)	(254,625)	(137,017)
Total distributions to shareholders	(299,204)	(254,625)	(137,017)

CAPITAL TRANSACTIONS:
Shares sold	16,385,664	67,659,754	31,001,497
Shares redeemed	(6,408,243)	(33,860,172)	(3,717,350)
Net increase (decrease) in net assets from capital transactions	9,977,421	33,799,582	27,284,147

NET INCREASE (DECREASE) IN NET ASSETS	19,785,167	46,542,885	36,626,406

NET ASSETS:
Beginning of the period	83,169,291	36,626,406	—
End of the period	$102,954,458	$83,169,291	$36,626,406

SHARES TRANSACTIONS
Shares sold	330,000	1,530,000	1,150,000
Shares redeemed	(140,000)	(780,000)	(150,000)
Total increase (decrease) in shares outstanding	190,000	750,000	1,000,000

(a) For the period August 1, 2024 to June 30, 2025. See Note 1.
(b) The Fund commenced operations on October 5, 2022.
The accompanying notes are an integral part of these financial statements.

22

STRIVE ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive 1000 Dividend Growth ETF
6/30/2025(p)	$32.24	0.39	2.50	2.89	(0.41)	–	–	(0.41)	–	$34.72	9.02%	$52,082	0.35%	1.29%	18%
7/31/2024	$28.02	0.44	4.20	4.64	(0.42)	–	–	(0.42)	–	$32.24	16.73%	$43,200	0.35%	1.50%	10%
7/31/2023(f)	$24.59	0.30	3.35	3.65	(0.22)	–	–	(0.22)	0.00(g)	$28.02	14.90%	$22,415	0.35%	1.56%	18%

Strive 1000 Growth ETF
6/30/2025(p)	$39.70	0.24	6.27	6.51	(0.23)	–	(0.01)	(0.24)	–	$45.97	16.43%	$129,629	0.18%	0.61%	8%
7/31/2024	$32.20	0.24	7.49	7.73	(0.23)	–	–	(0.23)	0.00(g)	$39.70	24.14%	$86,953	0.18%	0.65%	9%
7/31/2023(f)	$24.51	0.16	7.64	7.80	(0.11)	–	–	(0.11)	–	$32.20	31.88%	$28,978	0.18%	0.74%	2%

Strive 1000 Value ETF
6/30/2025(p)	$29.56	0.73	1.30	2.03	(0.77)	–	–	(0.77)	–	$30.82	6.97%	$62,251	0.18%	2.63%	17%
7/31/2024	$26.31	0.73	3.18	3.91	(0.66)	–	–	(0.66)	–	$29.56	15.12%	$54,679	0.18%	2.66%	13%
7/31/2023(f)	$24.45	0.47	1.72	2.19	(0.33)	–	–	(0.33)	–	$26.31	9.03%	$17,101	0.18%	2.62%	4%

Strive 500 ETF
6/30/2025(p)	$35.34	0.44	4.67	5.11	(0.45)	–	–	(0.45)	0.00(g)	$40.00	14.50%	$923,505	0.05%	1.28%	2%
7/31/2024	$29.29	0.44	6.02	6.46	(0.41)	–	–	(0.41)	0.00(g)	$35.34	22.26%	$601,208	0.05%	1.40%	4%
7/31/2023(h)	$25.10	0.35	4.10	4.45	(0.26)	–	–	(0.26)	–	$29.29	17.85%	$251,869	0.05%	1.52%	3%

Strive Emerging Markets Ex-China ETF
6/30/2025(p)	$29.95	0.59	1.63	2.22	(1.16)	–	–	(1.16)	0.02	$31.03	7.72%	$99,301	0.32%	2.24%	21%
7/31/2024	$26.97	0.82	2.35	3.17	(0.31)	–	–	(0.31)	0.12	$29.95	12.38%	$100,346	0.32%	3.02%	80%
7/31/2023(i)	$25.17	0.29	1.43	1.88	(0.08)	–	–	(0.08)	0.16	$26.97	7.49%	$153,727	1.29%	2.28%	39%

The accompanying notes are an integral part of these financial statements.

23

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive Enhanced Income Short Maturity ETF
6/30/2025(p)	$20.25	0.98	0.04	1.02	(0.95)	–	–	(0.95)	–	$20.32	5.15%	$315,185	0.25%	5.29%	54%
7/31/2024(j)	$20.00	1.17	0.12	1.29	(1.04)	–	–	(1.04)	–	$20.25	6.57%	$115,628	0.25%	5.94%	83%

Strive International Developed Markets ETF
6/30/2025(p)	$25.67	0.65	2.93	3.58	(0.62)	–	–	(0.62)	0.00(g)	$28.63	14.05%	$18,607	0.29%	2.73%	12%
7/31/2024(k)	$25.11	0.02	0.54	0.56	–	–	–	–	0.00(g)	$25.67	2.24%	$10,269	0.29%	0.77%	0%

Strive Mid Cap ETF
6/30/2025(p)	$25.28	0.31	1.12	1.43	(0.32)	–	(0.00)(g)	(0.32)	–	$26.39	5.71%	$17,154	0.18%	1.31%	24%
7/31/2024(l)	$24.50	0.09	0.75	0.84	(0.06)	–	–	(0.06)	–	$25.28	3.44%	$12,388	0.18%	1.24%	4%

Strive Natural Resources and Security ETF
6/30/2025(p)	$29.01	0.40	6.63	7.03	(0.39)		–	(0.39)	–	$35.65	24.46%	$35,652	0.49%	1.40%	21%
7/31/2024(m)	$25.13	0.30	3.84	4.14	(0.26)	–	–	(0.26)	–	$29.01	16.60%	$23,208	0.49%	1.20%	27%
						–
Strive Small-Cap ETF
6/30/2025(p)	$31.52	0.39	(1.04)	(0.65)	(0.47)	(0.05)	–	(0.52)	0.00(g)	$30.35	-2.08%	$60,701	0.18%	1.41%	32%
7/31/2024	$28.05	0.38	3.48	3.86	(0.39)	–	–	(0.39)	0.00(g)	$31.52	13.99%	$54,846	0.18%	1.36%	31%
7/31/2023(f)	$24.32	0.25	3.67	3.92	(0.19)	–	–	(0.19)	0.00(g)	$28.05	16.20%	$23,840	0.18%	1.34%	20%

Strive Total Return Bond ETF
6/30/2025(p)	$20.29	0.93	(0.11)	0.82	(0.92)	–	–	(0.92)	–	$20.19	4.11%	$129,399	0.49%	5.05%	39%
7/31/2024(j)	$20.00	1.04	0.21	1.25	(0.96)	–	–	(0.96)	–	$20.29	6.45%	$101,856	0.49%	5.35%	51%

The accompanying notes are an integral part of these financial statements.

24

STRIVE ETFs

 FINANCIAL HIGHLIGHTS (CONTINUED)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:							SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Net realized gains	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Strive U.S. Energy ETF
6/30/2025(p)	$30.41	0.79	(3.24)	(2.45)	(0.82)	–	–	(0.82)	–	$27.14	-8.08%	$261,917	0.41%	3.07%	8%
7/31/2024	$29.38	0.81	1.06	1.87	(0.84)	–	–	(0.84)	–	$30.41	6.43%	$344,211	0.41%	2.74%	21%
7/31/2023(n)	$25.12	0.84	4.20	5.04	(0.78)	–	–	(0.78)	0.00(g)	$29.38	20.22%	$360,203	0.41%	3.04%	6%

Strive U.S. Semiconductor ETF
6/30/2025(p)	$47.53	0.16	5.55	5.71	(0.17)	–	–	(0.17)	–	$53.07	12.07%	$102,954	0.40%	0.38%	25%
7/31/2024	$36.63	0.21	10.90	11.11	(0.21)	–	–	(0.21)	–	$47.53	30.46%	$83,169	0.40%	0.51%	29%
7/31/2023(o)	$25.07	0.22	11.53	11.75	(0.19)	–	–	(0.19)	–	$36.63	47.03%	$36,626	0.40%	0.92%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was November 9, 2022.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was September 14, 2022.
(i)	Inception date of the Fund was January 30, 2023.
(j)	Inception date of the Fund was August 9, 2023.
(k)	Inception date of the Fund was June 25, 2024.
(l)	Inception date of the Fund was April 10, 2024.
(m)	Inception date of the Fund was August 30, 2023.
(n)	Inception date of the Fund was August 8, 2022.
(o)	Inception date of the Fund was October 5, 2022.
(p)	For the period August 1, 2024 to June 30, 2025. See Note 1.
The accompanying notes are an integral part of these financial statements.

25

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025

NOTE 1 – ORGANIZATION
The funds listed in the table below (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered diversified under the 1940 Act with the exception of BUXX, FTWO, STXT, DRLL, and SHOC, which are non-diversified. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund. Each Fund is listed on the New York Stock Exchange.

Fund	Ticker	Commencement of Operations	Creation Unit Size
Strive 1000 Dividend Growth ETF	STXD	November 9, 2022	10,000
Strive 1000 Growth ETF	STXG	November 9, 2022	10,000
Strive 1000 Value ETF	STXV	November 9, 2022	10,000
Strive 500 ETF	STRV	September 14, 2022	10,000
Strive Emerging Markets Ex-China ETF	STXE	January 30, 2023	50,000
Strive Enhanced Income Short Maturity ETF	BUXX	August 9, 2023	10,000
Strive International Developed Markets ETF	STXI	June 25, 2024	50,000
Strive Mid-Cap ETF	STXM	April 10, 2024	10,000
Strive Natural Resources and Security ETF	FTWO	August 30, 2023	10,000
Strive Small-Cap ETF	STXK	November 9, 2022	10,000
Strive Total Return Bond ETF	STXT	August 9, 2023	10,000
Strive U.S. Energy ETF	DRLL	August 8, 2022	10,000
Strive U.S. Semiconductor ETF	SHOC	October 5, 2022	10,000
Effective February 1, 2025, the Funds’ fiscal year end changed from July 31 to June 30.
Prior to August 16, 2024, the name of the Strive Natural Resources and Security ETF was Strive FAANG 2.0 ETF.

The investment objective of the below Funds is to seek to track the total return performance, before fees and expenses, of an index as described in the table below, and each Fund’s strategy is to track the investment results of its underlying index. The underlying index for each Fund is defined below:

Fund	Index Description	Index
STXD	U.S.-listed equities with a history of consistently growing dividends	Bloomberg U.S. 1000 Dividend Growth Index
STXG	Large- and mid-capitalization U.S. equity securities that exhibit growth characteristics	Bloomberg U.S. 1000 Growth Index
STXV	Large- and mid-capitalization U.S. equity securities that exhibit value characteristics	Bloomberg U.S. 1000 Value Index
STRV	U.S.-listed large cap equity securities	Bloomberg 500 Index
STXE	Emerging market, ex-China securities	Bloomberg Emerging Markets ex China Large & Mid Cap Index
STXI	Developed markets, ex-US securities	Bloomberg Developed Markets ex U.S. Large & Mid Cap Index
STXM	U.S. mid-capitalization companies	Bloomberg U.S. 400 Index
FTWO	Companies that are engaged in national security and natural resource security	Bloomberg FAANG 2.0 Select Index
STXK	U.S. small-capitalization companies	Bloomberg U.S. 600 Index

26

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Fund	Index Description	Index
DRLL	U.S.-listed equities in the energy sector	Bloomberg U.S. Energy Select Index
SHOC	U.S.-listed equities in the semiconductor sector	Bloomberg U.S. Listed Semiconductors Select Index
Prior to January 26, 2024, STRV’s underlying index was the Solactive GBS United States 500 Index. Prior to January 25, 2023, STXK’s underlying index was the Bloomberg US 2000. Prior to April 11, 2024, DRLL’s underlying index was the Solactive United States Energy Regulated Capped Index. Prior to March 21, 2024, SHOC’s underlying index was the Solactive United States Semiconductors 30 Capped Total Return Index. The investment objective of BUXX is to seek to provide current income while seeking to minimize price volatility and maintain liquidity, and the investment objective of the STXT is to seek to maximize total return. Each Fund manages to its respective index.
Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

The end of the reporting period for each Fund is June 30, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to June 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

27

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXD
Assets
Common Stocks	$50,883,667	$—	$—	$50,883,667
Real Estate Investment Trusts	1,141,423	—	—	1,141,423
Money Market Funds	51,215	—	—	51,215
Total Investments in Securities	$52,076,305	$—	$—	$52,076,305

28

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
STXG
Assets
Common Stocks	$127,500,320	$—	$—	$127,500,320
Real Estate Investment Trusts	1,753,889	—	—	1,753,889
Contingent Value Rights	—	—	0(a)(b)	—
Money Market Funds	369,325	—	—	369,325
Total Investments in Securities	$129,623,534	$—	$ 0(a)(b)	$129,623,534

STXV
Assets
Common Stocks	$59,521,306	$—	$—	$59,521,306
Real Estate Investment Trusts	2,613,796	—	—	2,613,796
Money Market Funds	59,372	—	—	59,372
Total Investments in Securities	$62,194,474	$—	$—	$62,194,474

STRV
Assets
Common Stocks	$905,682,219	$—	$—	$905,682,219
Real Estate Investment Trusts	16,151,688	—	—	16,151,688
Money Market Funds	1,365,241	—	—	1,365,241
Total Investments in Securities	$923,199,148	$—	$—	$923,199,148

STXE
Assets
Common Stocks	$96,948,990	$—	$—	$96,948,990
Preferred Stocks	2,519,064	—	—	2,519,064
Rights	—	—	5,020(b)	5,020
Money Market Funds	471,799	—	—	471,799
Total Investments in Securities	$99,939,853	$—	$ 5,020(b)	$99,944,873

BUXX
Assets
Asset-Backed Securities	$—	$89,678,751	$—	$89,678,751
Corporate Bonds	—	83,371,797	—	83,371,797
Collateralized Mortgage Obligations	—	59,437,335	—	59,437,335
Collateralized Loan Obligations	—	48,923,617	—	48,923,617
Mortgage-Backed Securities	—	9,330,024	—	9,330,024
Money Market Funds	26,068,335	—	—	26,068,335
U.S. Treasury Bills	—	8,928,030	—	8,928,030
Total Investments in Securities	$26,068,335	$299,669,554	$—	$325,737,889

29

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments:
Futures Contracts(c)	$11,330	$—	$—	$11,330
Total Other Financial Instruments	$11,330	$—	$—	$11,330

STXI
Assets
Common Stocks	$18,475,562	$—	$—	$18,475,562
Real Estate Investment Trusts	47,482	—	—	47,482
Money Market Funds	34,377	—	—	34,377
Total Investments in Securities	$18,557,421	$—	$—	$18,557,421

STXM
Assets
Common Stocks	$15,977,487	$—	$—	$15,977,487
Real Estate Investment Trusts	1,148,108	—	—	1,148,108
Money Market Funds	15,535	—	—	15,535
Total Investments in Securities	$17,141,130	$—	$—	$17,141,130

FTWO
Assets
Common Stocks	$35,610,727	$—	$—	$35,610,727
Money Market Funds	17,067	—	—	17,067
Total Investments in Securities	$35,627,794	$—	$—	$35,627,794

STXK
Assets
Common Stocks	$55,828,869	$—	$—	$55,828,869
Real Estate Investment Trusts	4,767,471	—	—	4,767,471
Money Market Funds	42,872	—	—	42,872
Total Investments in Securities	$60,639,212	$—	$—	$60,639,212

STXT
Assets
Mortgage-Backed Securities	$—	$56,984,646	$—	$56,984,646
Asset-Backed Securities	—	20,878,118	—	20,878,118
U.S. Treasury Securities	—	17,737,045	—	17,737,045
Corporate Bonds	—	12,923,771	—	12,923,771
Collateralized Loan Obligations	—	9,008,361	—	9,008,361
Collateralized Mortgage Obligations	—	5,887,305	—	5,887,305
Convertible Bonds	—	1,764,550	—	1,764,550
Money Market Funds	2,784,744	—	—	2,784,744
Total Investments in Securities	$2,784,744	$125,183,796	$—	$127,968,540

30

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Other Financial Instruments:
Futures Contracts(c)	$557,624	$—	$—	$557,624
Total Other Financial Instruments	$557,624	$—	$—	$557,624

DRLL
Assets
Common Stocks	$261,883,592	$—	$—	$261,883,592
Money Market Funds	62,277	—	—	62,277
Total Investments in Securities	$261,945,869	$—	$—	$261,945,869

SHOC
Assets
Common Stocks	$102,744,192	$—	$—	$102,744,192
Money Market Funds	164,348	—	—	164,348
Total Investments in Securities	$102,908,540	$—	$—	$102,908,540

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)
Management has decided that the amount of Level 3 securities compared to total net assets is not material to STXG, STXE and BUXX; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the respective funds.

(c)	The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2025.

During the current fiscal period, the Funds, other than STXG, STXE and BUXX, did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Derivative Transactions The values of derivative instruments on the Statements of Assets and Liabilities for BUXX and STXT as of the current fiscal period, were as follows:

Fund	Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
BUXX	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$40,854	$11,330
STXT	Futures Contracts	Interest Rate	Deposit at Broker for Futures	$151,153	$557,624
* Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the Statements of Operations for the current fiscal period, for BUXX and STXT was as follows:

31

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(582)
STXT	Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(539,649)

Fund	Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
BUXX	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(6,135)
STXT	Futures Contracts	Interest Rate	Net change in Unrealized appreciation (depreciation) on futures contracts	$(220,164)
The average notional value of long futures held in BUXX and STXT during the current fiscal period was $2,424,830 and $30,689,072, respectively. The average notional value of short futures held in BUXX and STXT during the current fiscal period was $0 and $9,672, respectively.

Balance Sheet Offsetting Information

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of the current fiscal period, the Funds were not subject to any netting agreements.

C.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency.”

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

D.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

32

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

E.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

Distributions to shareholders from net investment income for each Fund are declared and paid on a annual basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their

33

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
STXD	$(1,539,737)	$1,539,737
STXG	(257,034)	257,034
STXV	(3,556,075)	3,556,075
STRV	(4,078,278)	4,078,278
STXE	(47,386)	47,386
BUXX	—	—
STXI	—	—
STXM	(141,409)	141,409
FTWO	(1,219,834)	1,219,834
STXK	(3,841,168)	3,841,168
STXT	—	—
DRLL	(6,685,256)	6,685,256
SHOC	(1,884,143)	1,884,143

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

Strive Asset Management, LLC serves as a discretionary investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

Along with Strive Asset Management, LLC, Angel Oak Capital Advisors, LLC (“Angel Oak”) also serves as a sub-adviser to BUXX and STXT only. Pursuant to an investment sub-advisory agreement (the “Angel Oak Sub-Advisory Agreement”) among the Trust, Angel Oak, and the Adviser, Angel Oak is responsible for implementing Strive Asset Management, LLC’s sector allocations and duration target by selecting investments and executing each Fund’s transactions in accordance with such sector allocations and duration targets, subject to the investment objective, policies and limitations of each Fund, subject to the overall supervision and oversight of the Adviser and the Board.

34

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

STXD	0.35%
STXG	0.18%
STXV	0.18%
STRV	0.0545%
STXE	0.32%
BUXX	0.25%
STXI	0.29%
STXM	0.18%
FTWO	0.49%
STXK	0.18%
STXT	0.49%
DRLL	0.41%
SHOC	0.40%

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 4 – SECURITIES LENDING

Each Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, certain Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust-approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such

35

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Funds did not have any securities on loan.

The interest income earned by the funds on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) is reflected in the Funds’ Statements of Operations. Securities lending income earned on collateral investments and recognized by the applicable funds during the current fiscal period was as follows:

STXD	$586
STXG	1,180
STXV	1,153
STRV	8,150
STXM	61
FTWO	517
STXK	6,556
DRLL	1,064
SHOC	155

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
STXD	$9,276,727	$8,761,142
STXG	11,759,942	8,152,133
STXV	13,949,347	10,405,503
STRV	42,640,055	15,086,966
STXE	20,406,982	25,134,949
BUXX	267,556,736	99,022,820
STXI	1,902,429	1,898,401
STXM	4,392,017	3,578,875
FTWO	6,246,826	5,543,445
STXK	23,975,156	18,056,712
STXT	72,016,122	46,257,755
DRLL	25,289,599	25,389,456
SHOC	23,193,289	19,932,788

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
STXD	$9,074,928	$4,214,330

36

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

	Purchases	Sales
STXG	23,854,773	593,347
STXV	$16,525,320	$14,430,236
STRV	210,059,853	9,502,060
STXE	163,118	476,428
BUXX	—	—
STXI	6,310,087	—
STXM	4,673,232	1,352,078
FTWO	18,341,480	11,458,634
STXK	14,721,317	12,355,221
STXT	—	—
DRLL	42,395,840	87,363,097
SHOC	13,518,392	6,291,664

There were no purchases or sales of U.S. Government securities during the current fiscal period, except for the following:

	Purchases	Sales
BUXX	$—	$1,798,652
STXT	5,588,457	3,346,521

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at the current fiscal period, for each Fund were as follows:

	STXD	STXG	STXV
Tax cost of Investments	$43,013,964	$98,486,074	$58,447,224
Gross tax unrealized appreciation	11,169,703	34,587,389	8,272,118
Gross tax unrealized depreciation	(2,107,362)	(3,449,929)	(4,524,868)
Net tax unrealized appreciation (depreciation)	$9,062,341	$31,137,460	$3,747,250
Undistributed ordinary income	—	—	23,110
Undistributed long-term gain	—	—	—
Total distributable earnings	$—	$—	$23,110
Other accumulated gain (loss)	(905,209)	(468,067)	(283,641)
Total accumulated gain (loss)	8,157,132	$30,669,393	$3,486,719

	STRV	STXE	BUXX
Tax cost of Investments	$719,165,979	$81,901,883	$325,098,763
Gross tax unrealized appreciation	236,767,833	24,146,146	909,651
Gross tax unrealized depreciation	(32,734,664)	(6,116,515)	(247,865)
Net tax unrealized appreciation (depreciation)	$204,033,169	$18,029,631	$661,786
Undistributed ordinary income	126,481	644,827	368,495
Undistributed long-term gain	—	—	29,034
Total distributable earnings	$126,481	$644,827	$397,529
Other accumulated gain (loss)	(1,186,939)	(4,843,450)	—

37

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

Total accumulated gain (loss)	$202,972,711	$13,831,008	$1,059,315

	STXI	STXM	FTWO
Tax cost of Investments	$16,283,703	$15,944,768	$30,866,186
Gross tax unrealized appreciation	3,030,343	2,365,591	5,828,768
Gross tax unrealized depreciation	(754,831)	(1,169,229)	(1,067,160)
Net tax unrealized appreciation (depreciation)	$2,275,512	$1,196,362	$4,761,608
Undistributed ordinary income	37,038	1,702	20,293
Undistributed long-term gain	—	—	—
Total distributable earnings	$37,038	$1,702	$20,293
Other accumulated gain (loss)	(214,690)	(170,475)	(367,608)
Total accumulated gain (loss)	$2,097,860	$1,027,589	$4,414,293

	STXK	STXT	DRLL
Tax cost of Investments	$57,553,314	$127,251,746	$287,178,234
Gross tax unrealized appreciation	9,488,934	1,860,190	14,676,387
Gross tax unrealized depreciation	(6,403,036)	(585,771)	(39,908,752)
Net tax unrealized appreciation (depreciation)	$3,085,898	$1,274,419	$(25,232,365)
Undistributed ordinary income	—	144,180	—
Undistributed long-term gain	—	—	—
Total distributable earnings	$—	$144,180	$—
Other accumulated gain (loss)	(3,849,557)	(637,019)	(11,053,173)
Total accumulated gain (loss)	$(763,659)	$781,580	$(36,285,538)

	SHOC
Tax cost of Investments	$85,086,407
Gross tax unrealized appreciation	22,413,018
Gross tax unrealized depreciation	(4,590,885)
Net tax unrealized appreciation (depreciation)	$17,822,133
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	$—
Other accumulated gain (loss)	(3,712,558)
Total accumulated gain (loss)	$14,109,575

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the current fiscal period, the Funds did not defer any post-October capital losses or qualified late-year losses.

38

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

For the current fiscal period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
STXD	$(538,994)	$(366,215)
STXG	(468,067)	—
STXV	(283,641)	—
STRV	(772,809)	(414,130)
STXE	(3,821,590)	—
BUXX	—	—
STXI	(184,028)	(30,662)
STXM	(170,475)	—
FTWO	(338,466)	(29,151)
STXK	(2,631,049)	(1,218,508)
STXT	(218,386)	(418,633)
DRLL	(5,031,452)	(6,021,721)
SHOC	(3,164,468)	(548,090)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period, fiscal year ended July 31, 2024, and fiscal period ended July 31, 2023, were as follows:

	Fiscal Period Ended June 30, 2025			Fiscal Period Ended July 31, 2024	Fiscal Period Ended July 31, 2023
	Long-Term Capital Gains	Return of Capital	Ordinary Income	Ordinary Income	Ordinary Income
STXD	$—	$—	$602,333	$485,575	$84,274
STXG	30,259	—	590,824	350,997	43,091
STXV	—	—	1,560,714	750,769	102,472
STRV	—	—	9,265,451	5,358,321	1,419,614
STXE	—	—	3,932,685	1,599,535	462,914
BUXX(a)	—	—	9,514,662	4,093,148	—
STXI(b)	—	—	392,940	—	—
STXM(c)	636	—	186,364	21,665	—
FTWO(d)	—	—	332,147	76,248	—
STXK	—	85,083	895,104	530,975	67,734
STXT(a)	—	—	5,676,002	3,637,215	—
DRLL	—	—	8,592,613	9,743,291	9,891,239
SHOC	—	—	299,204	254,625	137,017

(a) The Fund commenced operations on August 9, 2023.
(b) The Fund commenced operations on June 25, 2024.
(c) The Fund commenced operations on April 10, 2024.
(d) The Fund commenced operations on August 30, 2023.

39

STRIVE ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
June 30, 2025

NOTE 8 – CREDIT FACILITY

The Custodian has made available to STXE and another series of the Trust a $30 million secured credit facility, pursuant to a Loan Agreement (“Agreement”) effective December 11, 2024, expiring on December 10, 2025, for the purposes of having cash available to satisfy redemption requests. Advances under the Agreement would be limited to the lesser of $30 million, 25% of the gross market value of the Fund, or 33.33% of the unencumbered assets of the Fund. Principal is due 45 days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid on outstanding borrowings is equal to the lender’s prime rate. As of the current fiscal period, the prime rate was 7.50%. The interest paid on outstanding borrowings is paid by the Adviser. For the current fiscal period, STXE’s activity under the credit facility was as follows:

Average Principal Balance, when in use	Average Interest Rate, when in use	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
$1,595,800	7.50%	$3,599,000	April 3, 2025

As of the current fiscal period, STXE had no outstanding borrowings under the Agreement.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

40

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Strive ETFs and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive 500 ETF, Strive Emerging Markets Ex-China ETF, Strive Enhanced Income Short Maturity ETF, Strive International Developed Markets ETF, Strive Mid Cap ETF, Strive Natural Resources and Security ETF, Strive Small-Cap ETF, Strive Total Return Bond ETF, Strive U.S. Energy ETF and Strive U.S. Semiconductor ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated
in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting EA Series Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
Strive 1000 Dividend Growth ETF, Strive 1000 Growth ETF, Strive 1000 Value ETF, Strive Small-Cap ETF	For the period ended June 30, 2025 and for the year ended July 31, 2024	For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period ended July 31, 2023	For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period November 9, 2022 (commencement of operations) to July 31, 2023
Strive 500 ETF Strive Emerging Markets Ex-China ETF Strive Enhanced Income Short Maturity ETF, Strive Total Return Bond ETF Strive International Developed Markets ETF	For the period ended June 30, 2025 and for the year ended July 31, 2024

For the period ended June 30, 2025 and for the year ended July 31, 2024

For the period ended June 30, 2025 and for the period ended July 31, 2024

For the period ended June 30, 2025 and for the period ended July 31, 2024

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period ended July 31, 2023

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period ended July 31, 2023

For the period ended June 30, 2025 and for the period August 9, 2023 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025 and for the period June 25, 2024 (commencement of operations) to July 31, 2024
For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period September 14, 2022 (commencement of operations) to July 31, 2023

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period January 30, 2023 (commencement of operations) to July 31, 2023

For the period ended June 30, 2025 and for the period August 9, 2023 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025 and for the period June 25, 2024 (commencement of operations) to July 31, 2024

41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Strive Mid Cap ETF Strive Natural Resources and Security ETF Strive U.S. Energy ETF Strive U.S. Semiconductor ETF
For the period ended June 30, 2025 and for the period ended July 31, 2024

For the period ended June 30, 2025 and for the period ended July 31, 2024

For the period ended June 30, 2025 and for the year ended July 31, 2024

For the period ended June 30, 2025 and for the year ended July 31, 2024

For the period ended June 30, 2025 and for the period April 10, 2024 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025 and for the period August 30, 2023 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period ended July 31, 2023

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period ended July 31, 2023

For the period ended June 30, 2025 and for the period April 10, 2024 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025 and for the period August 30, 2023 (commencement of operations) to July 31, 2024

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period August 8, 2022 (commencement of operations) to July 31, 2023

For the period ended June 30, 2025, for the year ended July 31, 2024 and for the period October 5, 2022 (commencement of operations) to July 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 28, 2025

42

STRIVE ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

STXD	100.00%
STXG	100.00%
STXV	97.25%
STRV	97.22%
STXE	39.44%
BUXX	0.00%
STXI	95.45%
STXM	82.47%
FTWO	100.00%
STXK	82.73%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, were as follows:

STXD	100.00%
STXG	100.00%
STXV	93.65%
STRV	92.74%
STXE	0.00%
BUXX	0.00%
STXI	0.00%
STXM	78.91%
FTWO	100.00%
STXK	81.32%
STXT	0.00%
DRLL	100.00%
SHOC	100.00%

43

STRIVE ETFs

FEDERAL TAX INFORMATION (UNAUDITED) (CONTINUED)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the current fiscal period, were as follows:

STXD	0.00%
STXG	0.00%
STXV	0.00%
STRV	0.00%
STXE	0.64%
BUXX	0.00%
STXI	0.00%
STXM	2.31%
FTWO	0.00%
STXK	0.00%
STXT	0.00%
DRLL	0.00%
SHOC	0.00%

44

STRIVE ETFs
FOREIGN TAX CREDIT PASS THROUGH (UNAUDITED)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the current fiscal period. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Tax Credit Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived From Foreign Sourced Income
STXE	$332,160	$0.10	99.80%
STXI	57,342	0.09	100.00%

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

45

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the following series (each, a “Fund,” and together, the “Funds”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”):
Strive Enhanced Income Short Maturity ETF
Strive Total Return Bond ETF
Strive Natural Resources and Security ETF
Strive U.S. Energy ETF
Strive 500 ETF
Strive U.S. Semiconductor ETF
Strive 1000 Dividend Growth ETF
Strive 1000 Growth ETF
Strive Small-Cap ETF
Strive 1000 Value ETF
Strive Emerging Markets Ex-China ETF
Strive Mid-Cap ETF
The Board also considered the approval of the continuation of the Sub-Advisory Agreement among the Adviser, Strive Asset Management, LLC (the “Strive”), and the Trust, on behalf of each Fund, and the continuation of the Sub-Advisory Agreement among the Trust, Adviser, Strive, and Angel Oak Capital Advisors, LLC (“Angel Oak” and together with Strive, the “Sub-Advisers”) with respect to the Strive Enhanced Income Short Maturity ETF and Strive Total Return Bond ETF (each, a “Fixed Income ETF”), each for an additional annual term. The Board also considered the approval of an interim and new Sub-Advisory Agreement among the Adviser and Sub-Advisers with respect to each Fixed Income ETF. The Board noted that the new sub-advisory agreements were needed due to the anticipated acquisition of Angel Oak by Brookfield Asset Management Ltd., which would cause the termination of the existing Sub-Advisory Agreement with Angel Oak. The Board noted that the interim sub-advisory agreement would take effect upon the closing of the acquisition of Angel Oak and the new sub-advisory agreement would take effect upon the approval by a majority of the outstanding voting securities of each Fixed Income ETF.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Advisers relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and each Sub-Advisory Agreement (together, the “Agreements”). In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Advisers at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to each Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and each Fund, and arranging service providers for each Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to each Fund, executing all Fund transactions (except for each Fixed Income ETF), monitoring compliance with each Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Advisers’ personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Advisers’ resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Advisers.
Performance. The Board compared each Fund’s performance for periods ended March 31, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Adviser and the Sub-Adviser have consistently managed each Fund’s portfolio in accordance with the applicable Fund’s stated investment objective and strategies. The Board considered that, because each Fund had been operational for fewer than three years, its returns cover a relatively short period which may not reflect a sufficient variety of market conditions or market cycles by which to effectively judge longer-term performance. The Board also considered representations from Angel Oak that the team of professionals, including the portfolio managers, will continue to serve the Fixed Income ETFs following the acquisition.
Strive Enhanced Income Short Maturity ETF - The Board noted that the Fund slightly underperformed the average total return of its peer group for the one-year period and outperformed for the period since inception.
Strive Total Return Bond ETF – The Board noted that, for the one-year and since-inception periods, the Fund returned below-average results relative to the average of its peer group, but within the range of the peer group.
Strive Natural Resources and Security ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year and since inception periods.
Strive U.S. Energy ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year period but slightly underperformed for the since inception period.
Strive 500 ETF – The Board noted that the Fund underperformed the average total return of its peer group for the one-year period and performed roughly in line with the peer group average for the since inception period.
Strive U.S. Semiconductor ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year and since inception periods.
Strive 1000 Dividend Growth ETF – The Board noted that, for the one-year and since-inception periods, the Fund’s returns were below the average of its peer group, but within the range of the peer group.
Strive 1000 Growth ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year and since inception periods.
Strive Small-Cap ETF – The Board noted that the Fund performed roughly in line with the peer group average for the one-year period and outperformed the average total return of its peer group for the since inception period.
Strive 1000 Value ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year period but underperformed for the since inception period ended.
Strive Emerging Markets Ex-China ETF – The Board noted that the Fund outperformed the average total return of its peer group for the one-year period but underperformed for the since inception period.

Strive Mid-Cap ETF – The Board noted that, for the since inception period of less than one year, the Fund underperformed the average of its peer group but was within the range of the peer group.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Advisers, respectively. The Board also considered the allocation of fees between the Adviser and Strive and Strive’s allocation of fees to Angel Oak. The Board compared each Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses.
Strive Enhanced Income Short Maturity ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive Total Return Bond ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive Natural Resources and Security ETF – The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group.
Strive U.S. Energy ETF – The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive 500 ETF – The Board noted that the Fund’s management fee and net expense ratio were roughly in line with the average for the Fund’s peer group.
Strive U.S. Semiconductor ETF – The Board noted that the Fund’s management fee and net expense ratio were roughly in line the average for the Fund’s peer group.
Strive 1000 Dividend Growth ETF – The Board noted that the Fund’s management fee and net expense ratio were in line with or below the average for the Fund’s peer group.
Strive 1000 Growth ETF – The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive Small-Cap ETF – The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive 1000 Value ETF – The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
Strive Emerging Markets Ex-China ETF – The Board noted that the Fund’s management fee and net expense ratio were roughly in line with or below the average for the Fund’s peer group.
Strive Mid-Cap ETF - The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group but within the range of figures in the peer group.
The Board considered each Fund’s fee arrangement in which the Adviser is responsible for paying most of a Fund’s operating expenses out of its resources, noting that comparisons with a Fund’s overall expense ratio may be more relevant than comparisons to management fees only
With respect to the Strive sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Advisers, the Board noted that Strive charges its separately managed account clients a higher fee for a strategy similar to that of the Strive 500 ETF and Angel Oak charges its separately managed account clients a higher fee for strategies similar to that of the Fixed Income ETFs.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Advisers in connection with providing their respective services to the Funds. The Board reviewed the profit and loss information provided by the Adviser with respect to the Funds and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Advisers. The Board discussed the financial condition of the Sub-Advisers, noting that each Sub-Adviser has sufficient capital to maintain its commitment to the Funds for an additional annual period. The Board also reviewed the costs associated with the personnel, systems, and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of a Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by each Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with a Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as Strive, who serves as the sponsor of the Funds.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Advisers might derive ancillary benefits from each Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Funds and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by each Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given each Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term (or two-year term in the case of the new Sub-Advisory Agreement with Angel Oak); rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Agreements, including the compensation payable under each Agreement, were fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Agreements (and the commencement of an interim Sub-Advisory Agreement and the new Sub-Advisory Agreement with Angel Oak) was in the best interests of each Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.
(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	August 29, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	August 29, 2025